Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JNL Series Trust
Entity Central Index Key	0000933691
Document Period End Date	Jun. 30, 2024
Share Class A C000004694 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 3,089,975
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,065
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,089,975
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,065

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Share Class A C000225794 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$42	0.85%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 390,863
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 374
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	390,863
Number of Investments:	1
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	374

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Share Class A C000202635 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 416,482
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 551
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	416,482
Number of Investments:	1
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	551

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Share Class A C000085347 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital World Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$51	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 319,843
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 278
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,843
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	278

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Share Class A C000218222 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$56	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 1,048,511
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,232
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,048,511
Number of Investments:	1
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,232

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Share Class A C000085349 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Small Capitalization Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$63	1.27%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Net Assets	$ 639,433
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 607
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,433
Number of Investments:	1
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	607

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Share Class A C000218225 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.89%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 5,993,184
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 4,449
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,993,184
Number of Investments:	1
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,449

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class A C000085351 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 11,309,853
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 13,102
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,309,853
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	13,102

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class A C000085354 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$60	1.16%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Net Assets	$ 1,467,904
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,717
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,467,904
Number of Investments:	1
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	1,717

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Share Class A C000085355 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$65	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
Net Assets	$ 1,429,070
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,033
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,070
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	2,033

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Share Class A C000085345 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 3,971,468
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,036
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,971,468
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	5,036

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class A C000004638 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 1,023,188
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 466
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,023,188
Number of Investments:	1
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	466

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Share Class A C000102953 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$38	0.74%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 847,584
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 539
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	847,584
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	539

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Share Class A C000004637 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 2,251,377
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 675
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,251,377
Number of Investments:	1
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	675

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Share Class A C000004635 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$29	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 3,366,448
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 988
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,366,448
Number of Investments:	1
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	988

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class A C000004636 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,429,345
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 781
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,429,345
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	781

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class A C000039497 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,462,155
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 708
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,155
Number of Investments:	23
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	708

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	8.2
JNL/Morningstar Wide Moat Index Fund - Class I	7.9
JNL/WCM Focused International Equity Fund - Class I	6.8
JNL/Causeway International Value Select Fund - Class I	6.4
JNL Multi-Manager Mid Cap Fund - Class I	6.1
JNL/T. Rowe Price Value Fund - Class I	6.0
JNL/Loomis Sayles Global Growth Fund - Class I	5.4
JNL/T. Rowe Price Established Growth Fund - Class I	5.1
JNL/GQG Emerging Markets Equity Fund - Class I	5.1
JNL/Harris Oakmark Global Equity Fund - Class I	4.9
Total Net Assets	61.9

Industry Sector (%)
Long Investments
Domestic Equity	59.8
International Equity	17.7
Global Equity	10.2
Emerging Markets Equity	7.6
Domestic Fixed Income	2.7
Alternative	2.0
Total Net Assets	100.0

JNL Aggressive Growth Allocation Fund

Share Class A C000218198 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 564,594
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 354
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	564,594
Number of Investments:	26
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	354

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	11.4
JNL/DoubleLine Core Fixed Income Fund - Class I	11.0
JNL/PPM America Total Return Fund - Class I	9.7
JNL/PIMCO Income Fund - Class I	8.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
Jackson Credit Opportunities Fund - Class I	4.4
JNL/Lord Abbett Short Duration Income Fund - Class I	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3.0
Total Net Assets	74.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	63.6
Alternative	12.0
Domestic Equity	11.9
Domestic Balanced	6.5
Emerging Markets Fixed Income	2.5
International Equity	2.0
Emerging Markets Equity	1.5
Total Net Assets	100.0

JNL Conservative Allocation Fund

Share Class A C000039496 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,996,676
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,326
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,996,676
Number of Investments:	36
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,326

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	7.7
JNL/WCM Focused International Equity Fund - Class I	6.5
JNL/Causeway International Value Select Fund - Class I	6.2
JNL/Morningstar Wide Moat Index Fund - Class I	5.9
JNL Multi-Manager Mid Cap Fund - Class I	5.9
JNL/T. Rowe Price Value Fund - Class I	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	4.6
JNL/JPMorgan U.S. Value Fund - Class I	4.0
JNL/WMC Equity Income Fund - Class I	4.0
JNL/DoubleLine Core Fixed Income Fund - Class I	4.0
Total Net Assets	53.8

Industry Sector (%)
Long Investments
Domestic Equity	51.1
International Equity	16.2
Domestic Fixed Income	13.0
Global Equity	6.7
Alternative	6.7
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Growth Allocation Fund

Share Class A C000218212 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,038,652
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 949
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,038,652
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	949

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	8.2
JNL/DoubleLine Core Fixed Income Fund - Class I	7.2
JNL/DoubleLine Total Return Fund - Class I	7.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.9
JNL/PPM America Total Return Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/PIMCO Income Fund - Class I	5.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	4.9
Jackson Credit Opportunities Fund - Class I	4.1
JNL/Morningstar Wide Moat Index Fund - Class I	3.7
Total Net Assets	58.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	44.4
Domestic Equity	23.0
Alternative	11.9
Domestic Balanced	6.9
International Equity	5.3
Emerging Markets Equity	3.3
Global Equity	2.9
Emerging Markets Fixed Income	2.3
Total Net Assets	100.0

JNL Moderate Allocation Fund

Share Class A C000039495 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,702,211
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,601
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,702,211
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,601

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	5.7
JNL/DoubleLine Total Return Fund - Class I	5.5
JNL/DoubleLine Core Fixed Income Fund - Class I	5.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/WCM Focused International Equity Fund - Class I	4.7
JNL/Causeway International Value Select Fund - Class I	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	4.1
JNL Multi-Manager Mid Cap Fund - Class I	3.9
Total Net Assets	50.9

Industry Sector (%)
Long Investments
Domestic Equity	34.4
Domestic Fixed Income	28.5
Alternative	11.1
International Equity	10.7
Domestic Balanced	6.0
Emerging Markets Equity	4.0
Global Equity	3.5
Emerging Markets Fixed Income	1.8
Total Net Assets	100.0

JNL Moderate Growth Allocation Fund

Share Class A C000111244 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 3,851,628
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,367
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,851,628
Number of Investments:	16
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	3,367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Investment Company of America Fund - Class R-6	16.4
American Funds Insurance Series - Growth Fund - Class 1	13.2
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	13.1
American Funds Insurance Series - Global Growth Fund - Class 1	8.7
American Funds American Mutual Fund - Class R-6	7.7
American Funds Insurance Series - The Bond Fund of America - Class 1	7.4
American Funds SMALLCAP World Fund - Class R-6	6.9
American Funds EuroPacific Growth Fund - Class R-6	5.4
American Funds International Growth and Income Fund - Class R-6	5.3
American Funds New World Fund - Class R-6	4.4
Total Net Assets	88.5

Industry Sector (%)
Long Investments
Domestic Equity	50.4
Domestic Fixed Income	17.9
Global Equity	15.6
International Equity	10.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL/American Funds Growth Allocation Fund

Share Class A C000111243 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 2,485,843
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 2,286
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,485,843
Number of Investments:	15
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	2,286

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Insurance Series - The Bond Fund of America - Class 1	17.5
American Funds Investment Company of America Fund - Class R-6	12.6
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	11.1
American Funds Insurance Series - Growth Fund - Class 1	8.6
American Funds Strategic Bond Fund - Class R-6	7.0
American Funds Mortgage Fund - Class R-6	6.9
American Funds American Mutual Fund - Class R-6	6.5
American Funds SMALLCAP World Fund - Class R-6	5.9
American Funds Insurance Series - Global Growth Fund - Class 1	5.7
American Funds EuroPacific Growth Fund - Class R-6	4.2
Total Net Assets	86.0

Industry Sector (%)
Long Investments
Domestic Equity	38.8
Domestic Fixed Income	36.2
Global Equity	11.7
International Equity	8.3
Emerging Markets Equity	3.0
Emerging Markets Fixed Income	2.0
Total Net Assets	100.0

JNL/American Funds Moderate Growth Allocation Fund

Share Class A C000004664 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Aggressive Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Aggressive Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,241,077
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 964
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,241,077
Number of Investments:	30
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	964

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	11.3
JNL/ClearBridge Large Cap Growth Fund - Class I	9.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/Causeway International Value Select Fund - Class I	6.8
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/Invesco Global Growth Fund - Class I	4.5
JNL/WMC Value Fund - Class I	4.5
JNL/WCM Focused International Equity Fund - Class I	4.5
JNL/William Blair International Leaders Fund - Class I	4.4
Total Net Assets	69.3

Industry Sector (%)
Long Investments
Domestic Equity	63.4
International Equity	19.1
Domestic Fixed Income	7.0
Global Equity	4.5
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Aggressive Growth Fund

Share Class A C000004659 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Conservative Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Conservative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 739,576
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 375
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	739,576
Number of Investments:	30
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	375

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	13.4
JNL/DoubleLine Core Fixed Income Fund - Class I	10.9
JNL/PPM America Total Return Fund - Class I	10.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	8.9
JNL/PIMCO Income Fund - Class I	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/Neuberger Berman Strategic Income Fund - Class I	4.0
JNL/PIMCO Real Return Fund - Class I	4.0
JNL/DFA U.S. Core Equity Fund - Class I	3.2
Total Net Assets	74.9

Industry Sector (%)
Long Investments
Domestic Fixed Income	71.7
Domestic Equity	13.4
International Equity	5.9
Global Fixed Income	4.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Conservative Fund

Share Class A C000004663 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 4,345,663
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,784
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,345,663
Number of Investments:	32
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,784

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	9.9
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/ClearBridge Large Cap Growth Fund - Class I	8.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	7.4
JNL/Causeway International Value Select Fund - Class I	6.1
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/William Blair International Leaders Fund - Class I	4.6
JNL/DoubleLine Total Return Fund - Class I	4.0
JNL/WMC Value Fund - Class I	4.0
JNL/PPM America Total Return Fund - Class I	3.5
Total Net Assets	62.7

Industry Sector (%)
Long Investments
Domestic Equity	57.9
Domestic Fixed Income	17.0
International Equity	16.6
Global Equity	3.0
Emerging Markets Fixed Income	2.0
Emerging Markets Equity	1.5
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Growth Fund

Share Class A C000004660 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Moderate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,833,932
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 817
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,833,932
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	817

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	10.0
JNL/PPM America Total Return Fund - Class I	8.3
JNL/DoubleLine Core Fixed Income Fund - Class I	7.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	6.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/PIMCO Income Fund - Class I	5.7
JNL/T. Rowe Price Value Fund - Class I	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	4.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	3.5
Total Net Assets	61.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	55.0
Domestic Equity	27.8
International Equity	10.2
Emerging Markets Fixed Income	2.0
Global Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Fund

Share Class A C000004662 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Moderate Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 4,003,078
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,663
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,003,078
Number of Investments:	35
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,663

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Established Growth Fund - Class I	7.1
JNL/T. Rowe Price Value Fund - Class I	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	6.6
JNL/DoubleLine Total Return Fund - Class I	6.5
JNL/PPM America Total Return Fund - Class I	5.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5.0
JNL/Causeway International Value Select Fund - Class I	4.6
JNL/Invesco Diversified Dividend Fund - Class I	4.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	3.8
Total Net Assets	54.8

Industry Sector (%)
Long Investments
Domestic Equity	42.3
Domestic Fixed Income	37.0
International Equity	13.7
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.5
Global Equity	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Growth Fund

Share Class A C000218218 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 343,392
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 337
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	343,392
Number of Investments:	20
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	337

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core S&P U.S. Growth ETF	10.3
iShares Core S&P 500 ETF	10.0
iShares MSCI Intl Quality Factor ETF	8.0
iShares Core S&P Mid-Cap ETF	7.8
iShares Core U.S. Aggregate Bond ETF	7.3
iShares Core Dividend Growth ETF	7.3
iShares Morningstar Value ETF	7.2
iShares Core MSCI EAFE ETF	7.0
iShares MSCI USA Quality Factor ETF	7.0
iShares MBS ETF	5.0
Total Net Assets	76.9

Industry Sector (%)
Long Investments
Domestic Equity	61.2
Domestic Fixed Income	17.8
International Equity	15.0
Emerging Markets Equity	4.5
Securities Lending Collateral	3.1
Global Equity	1.5
Total Net Assets	103.1

JNL iShares Tactical Growth Fund

Share Class A C000218214 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Moderate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 199,843
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 199
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	199,843
Number of Investments:	19
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	199

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	20.1
iShares MBS ETF	17.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	6.8
iShares 0-5 Year High Yield Corporate Bond ETF	6.5
iShares MSCI Intl Quality Factor ETF	4.8
iShares Core Dividend Growth ETF	4.5
iShares Core S&P Mid-Cap ETF	3.3
iShares Morningstar Value ETF	3.3
VanEck Morningstar Wide Moat ETF	3.1
Total Net Assets	83.4

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.6
Domestic Equity	32.7
International Equity	7.5
Emerging Markets Equity	2.3
Securities Lending Collateral	0.1
Total Net Assets	100.2

JNL iShares Tactical Moderate Fund

Share Class A C000218217 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Moderate Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 322,990
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 319
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	322,990
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	319

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	14.7
iShares MBS ETF	12.0
iShares Core S&P U.S. Growth ETF	9.2
iShares Core S&P 500 ETF	8.8
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.2
iShares Core S&P Mid-Cap ETF	5.5
iShares Core Dividend Growth ETF	5.5
iShares Morningstar Value ETF	5.3
iShares MSCI Intl Quality Factor ETF	5.0
JNL Government Money Market Fund, 5.31% - Class SL	4.8
Total Net Assets	77.0

Industry Sector (%)
Long Investments
Domestic Equity	48.8
Domestic Fixed Income	37.5
International Equity	9.5
Securities Lending Collateral	4.8
Emerging Markets Equity	3.3
Global Equity	1.0
Short Term Investments	0.0
Total Net Assets	104.9

JNL iShares Tactical Moderate Growth Fund

Share Class A C000192080 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 2,069,632
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 1,918
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,069,632
Number of Investments:	17
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,918

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	20.7
Vanguard Value ETF	12.9
Vanguard FTSE Developed Markets ETF	12.7
Vanguard Growth ETF	8.7
Vanguard Dividend Appreciation ETF	7.9
Vanguard Total Bond Market ETF	6.7
Vanguard Mortgage-Backed Securities ETF	5.8
Vanguard International Dividend Appreciation ETF	4.1
Vanguard FTSE Emerging Markets ETF	3.8
Vanguard Mid-Cap ETF	3.5
Total Net Assets	86.8

Industry Sector (%)
Long Investments
Domestic Equity	60.5
International Equity	16.8
Domestic Fixed Income	16.8
Emerging Markets Equity	3.8
Securities Lending Collateral	2.1
Emerging Markets Fixed Income	1.9
Total Net Assets	101.9

JNL/Vanguard Growth ETF Allocation Fund

Share Class A C000192068 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 556,578
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 548
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	556,578
Number of Investments:	20
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	548

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Bond Market ETF	18.1
Vanguard Mortgage-Backed Securities ETF	16.7
Vanguard Total Stock Market ETF	10.0
Vanguard Value ETF	7.3
Vanguard FTSE Developed Markets ETF	6.7
Vanguard Short-Term Corporate Bond ETF	6.4
Vanguard Intermediate-Term Treasury ETF	5.9
Vanguard Growth ETF	5.5
JNL Government Money Market Fund, 5.31% - Class SL	5.1
Vanguard Emerging Markets Government Bond ETF	4.9
Total Net Assets	86.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	31.9
International Equity	8.7
Securities Lending Collateral	5.1
Emerging Markets Fixed Income	4.9
Emerging Markets Equity	2.1
Short Term Investments	0.0
Total Net Assets	105.1

JNL/Vanguard Moderate ETF Allocation Fund

Share Class A C000192078 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 938,703
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 929
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	938,703
Number of Investments:	19
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	929

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	15.7
Vanguard Total Bond Market ETF	11.1
Vanguard Value ETF	11.0
Vanguard Mortgage-Backed Securities ETF	10.7
Vanguard FTSE Developed Markets ETF	9.6
Vanguard Growth ETF	7.7
Vanguard Dividend Appreciation ETF	5.2
Vanguard Emerging Markets Government Bond ETF	3.9
Vanguard Short-Term Corporate Bond ETF	3.9
Vanguard Intermediate-Term Treasury ETF	3.9
Total Net Assets	82.7

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	33.9
International Equity	12.6
Emerging Markets Fixed Income	3.9
Securities Lending Collateral	3.1
Emerging Markets Equity	2.8
Total Net Assets	103.1

JNL/Vanguard Moderate Growth ETF Allocation Fund

Share Class A C000153487 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.24%
Net Assets	$ 762,476
Holdings Count | Holdings	1,415
Advisory Fees Paid, Amount	$ 5,257
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	762,476
Number of Investments:	1,415
Portfolio Turnover (%):	71
Total Advisory Fees Paid ($):	5,257

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	56.4
Corporate Bonds And Notes	27.0
Other Short Term Investments	18.6
Non-U.S. Government Agency Asset-Backed Securities	12.0
Open Futures Contracts	4.9
Contracts For Difference	4.7
Government And Agency Obligations	3.2
Total Return Swap Agreements	1.5
Open Forward Foreign Currency Contracts	1.4
Other Equity Interests	0.6
Other Asset Classes	0.6
Total Net Assets	130.9
Short Investments
Common Stocks	-19.1
Contracts For Difference	-5.8
Total Return Swap Agreements	-4.6
Investment Companies	-3.3
Short Term Investments	-3.0
Open Futures Contracts	-1.9
Corporate Bonds And Notes	-0.1
Open Forward Foreign Currency Contracts	-0.1
Preferred Stocks	0.0
Option Contracts	0.0
Total Net Assets	-37.9

JNL Multi-Manager Alternative Fund

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	15.2
Meta Platforms, Inc. - Class A	3.5
United States Long Bond Open Futures Contract	2.6
Alphabet Inc. - Class A	2.4
Amazon.com, Inc.	2.1
Hess Corporation	1.9
Oracle Corporation	1.8
Treasury, United States Department of, 5.11%, 07/11/24	1.7
Treasury, United States Department of, 5.32%, 09/05/24	1.7
Netflix, Inc.	1.7
Total Net Assets	34.6

Industry Sector (%)
Long Investments
Other Short Term Investments	18.6
Information Technology	14.0
Communication Services	13.4
Derivative Instruments	12.6
Non-U.S. Government Agency ABS	12.0
Health Care	11.9
Consumer Discretionary	11.5
Financials	11.1
Industrials	8.4
Materials	5.3
Other Sectors	12.1
Total Net Assets	130.9
Short Investments
Derivative Instruments	-12.4
Information Technology	-6.7
Consumer Discretionary	-4.8
Investment Companies	-3.3
Other Short Term Investments	-3.0
Industrials	-2.7
Health Care	-1.8
Financials	-1.0
Materials	-0.6
Communication Services	-0.6
Other Sectors	-1.0
Total Net Assets	-37.9

Share Class A C000029600 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 870,166
Holdings Count | Holdings	242
Advisory Fees Paid, Amount	$ 3,362
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	870,166
Number of Investments:	242
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,362

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	5.6
Samsung Electronics Co., Ltd.	2.2
ICICI Bank Limited	2.0
SK Hynix Inc.	1.8
Baltic Classifieds Group PLC	1.7
MediaTek Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	1.4
Naspers Limited - Class N	1.4
Grupa Pracuj Spolka Akcyjna	1.4
NU Holdings Ltd. - Class A	1.3
Total Net Assets	20.3

Country (%)
Long Investments
India	17.4
China	14.0
Taiwan	12.5
Brazil	9.7
South Korea	8.2
United States of America	4.0
Poland	3.8
Mexico	3.6
Indonesia	3.3
South Africa	3.2
Other Countries	20.2
Total Net Assets	99.9
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL Multi-Manager Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	23.2
Financials	19.3
Industrials	14.9
Consumer Discretionary	12.1
Communication Services	7.8
Consumer Staples	6.0
Energy	4.4
Materials	4.2
Utilities	3.4
Health Care	1.6
Other Sectors	3.0
Total Net Assets	99.9
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class A C000202637 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Net Assets	$ 668,691
Holdings Count | Holdings	337
Advisory Fees Paid, Amount	$ 2,507
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	668,691
Number of Investments:	337
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,507

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.5
Hypoport SE - Class N	1.4
Games Workshop Group PLC	1.0
Global Unichip Corp.	1.0
Bper Banca S.P.A.	0.9
Birlasoft Solutions Ltda	0.9
ASPEED Technology Inc.	0.9
Unipol Gruppo S.p.A.	0.9
Addtech AB - Class B	0.9
Celestica Inc.	0.9
Total Net Assets	10.3

Country (%)
Long Investments
Japan	21.5
Taiwan	9.0
United Kingdom	7.5
Canada	5.9
Sweden	5.2
Italy	5.0
India	5.0
South Korea	4.5
Australia	4.3
Germany	3.9
Other Countries	28.5
Total Net Assets	100.3

JNL Multi-Manager International Small Cap Fund

Industry Sector (%)
Long Investments
Information Technology	22.9
Industrials	20.8
Financials	16.6
Consumer Discretionary	11.9
Communication Services	6.5
Health Care	4.1
Energy	4.0
Materials	3.8
Utilities	2.7
Real Estate	2.5
Other Sectors	4.5
Total Net Assets	100.3

Share Class A C000172890 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 1,334,915
Holdings Count | Holdings	298
Advisory Fees Paid, Amount	$ 4,548
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,334,915
Number of Investments:	298
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	4,548

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.0
Fair Isaac Corporation	1.7
The Clorox Company	1.5
Dentsply Sirona Inc.	1.4
Celsius Holdings, Inc.	1.2
3M Company	1.2
Henkel AG & Co. KGaA	1.1
Freshpet, Inc.	1.1
Mettler-Toledo International Inc.	1.0
McCormick & Company, Incorporated	1.0
Total Net Assets	15.2

Industry Sector (%)
Long Investments
Industrials	17.0
Information Technology	16.4
Health Care	15.1
Financials	12.3
Consumer Staples	10.6
Consumer Discretionary	9.1
Utilities	4.8
Other Short Term Investments	4.0
Materials	3.7
Real Estate	3.3
Other Sectors	3.7
Total Net Assets	100.0

JNL Multi-Manager Mid Cap Fund

Share Class A C000004683 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 2,274,606
Holdings Count | Holdings	504
Advisory Fees Paid, Amount	$ 6,477
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,606
Number of Investments:	504
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	6,477

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.8
Ryan Specialty Group Holdings, Inc. - Class A	1.8
Saia, Inc.	1.2
Indie Semiconductor, Inc. - Class A	1.2
Fair Isaac Corporation	1.1
Shift4 Payments, LLC - Class A	1.1
nCino OpCo, Inc.	1.1
Ollie's Bargain Outlet Holdings, Inc.	1.0
Chart Industries, Inc.	1.0
SPS Commerce, Inc.	1.0
Total Net Assets	13.3

Industry Sector (%)
Long Investments
Information Technology	24.6
Industrials	21.1
Health Care	17.6
Financials	12.1
Consumer Discretionary	9.5
Communication Services	4.4
Consumer Staples	3.5
Other Short Term Investments	2.8
Energy	1.6
Materials	1.5
Other Sectors	1.2
Total Net Assets	99.9

JNL Multi-Manager Small Cap Growth Fund

Share Class A C000004705 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 1,750,354
Holdings Count | Holdings	272
Advisory Fees Paid, Amount	$ 5,852
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,750,354
Number of Investments:	272
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,852

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.9
White Mountains Insurance Group Ltd	1.6
Air Lease Corporation - Class A	1.5
ACI Worldwide, Inc.	1.5
Element Solutions Inc.	1.5
Hillman Solutions Corp. - Class A	1.5
Addus HomeCare Corporation	1.4
APi Group Corp	1.3
Vm Consolidated, Inc. - Class A	1.3
Wintrust Financial Corporation	1.2
Total Net Assets	14.7

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	19.2
Consumer Discretionary	14.4
Health Care	10.7
Information Technology	8.8
Consumer Staples	5.5
Real Estate	3.9
Energy	3.7
Materials	3.5
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.3

JNL Multi-Manager Small Cap Value Fund

Share Class A C000239073 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager U.S. Select Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.98%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%
Net Assets	$ 689,064
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 1,563
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	689,064
Number of Investments:	54
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	1,563

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	7.8
Amazon.com, Inc.	6.9
Microsoft Corporation	6.5
Meta Platforms, Inc. - Class A	5.9
Eli Lilly and Company	5.8
Visa Inc. - Class A	3.6
AppLovin Corporation - Class A	3.2
Broadcom Inc.	2.7
McKesson Corporation	2.7
Novo Nordisk A/S	2.6
Total Net Assets	47.7

Industry Sector (%)
Long Investments
Information Technology	35.8
Health Care	13.9
Communication Services	8.9
Industrials	8.8
Consumer Staples	8.4
Financials	8.3
Consumer Discretionary	7.9
Utilities	4.2
Energy	2.2
Materials	0.8
Other Sectors	0.5
Total Net Assets	99.7

JNL Multi-Manager U.S. Select Equity Fund

Share Class A C000234521 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/AB Sustainable Global Thematic Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 20,415
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 63
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	20,415
Number of Investments:	86
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	63

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
USD/GBP Open Forward Foreign Currency Contract	6.4
NVIDIA Corporation	3.5
Microsoft Corporation	3.4
Waste Management, Inc.	3.0
Visa Inc. - Class A	3.0
Taiwan Semiconductor Manufacturing Company Limited	2.9
NextEra Energy, Inc.	2.7
Flex Ltd.	2.6
Adobe Inc.	2.5
ASML Holding N.V.	2.4
Total Net Assets	32.4

JNL/AB Sustainable Global Thematic Fund

Country (%)
Long Investments
United States of America	76.1
United Kingdom	9.6
Netherlands	4.7
Switzerland	3.2
Germany	3.0
Taiwan	2.9
Ireland	2.3
Japan	2.0
Brazil	1.9
India	1.7
Other Countries	5.7
Total Net Assets	113.1
Short Investments
Japan	-3.6
China	-2.8
Multi-National	-2.7
Australia	-1.8
Canada	-1.3
South Korea	-1.2
Brazil	-1.2
Sweden	-0.5
India	-0.3
Singapore	-0.3
Other Countries	-0.9
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Information Technology	41.4
Industrials	16.4
Health Care	16.4
Financials	14.6
Derivative Instruments	13.6
Consumer Staples	3.9
Utilities	2.7
Consumer Discretionary	2.7
Other Short Term Investments	0.8
Energy	0.6
Total Net Assets	113.1
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

JNL/AB Sustainable Global Thematic Fund

Share Class A C000210327 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/AQR Large Cap Defensive Style Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 409,015
Holdings Count | Holdings	158
Advisory Fees Paid, Amount	$ 811
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	409,015
Number of Investments:	158
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	811

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	3.0
S&P 500 Index Open Futures Contract	2.1
Vertex Pharmaceuticals Incorporated	1.7
Costco Wholesale Corporation	1.6
Eli Lilly and Company	1.6
Meta Platforms, Inc. - Class A	1.6
Walmart Inc.	1.6
Alphabet Inc. - Class A	1.6
McKesson Corporation	1.5
T-Mobile US, Inc.	1.5
Total Net Assets	17.8

Industry Sector (%)
Long Investments
Health Care	19.1
Consumer Staples	18.1
Financials	12.4
Industrials	12.3
Information Technology	11.9
Consumer Discretionary	8.9
Communication Services	8.8
Energy	3.5
Other Short Term Investments	3.0
Derivative Instruments	2.1
Other Sectors	1.9
Total Net Assets	102.0

JNL/AQR Large Cap Defensive Style Fund

Share Class A C000192070 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Baillie Gifford International Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Baillie Gifford International Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 753,627
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 1,996
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	753,627
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,996

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
MercadoLibre, Inc.	6.4
ASML Holding N.V.	6.2
Taiwan Semiconductor Manufacturing Company Limited	5.4
Spotify Technology S.A.	4.9
NVIDIA Corporation	4.3
Adyen N.V.	4.3
Atlas Copco Aktiebolag - Class A	3.6
Pinduoduo (Shanghai) Network Technology Co., Ltd.	3.3
Ferrari N.V.	3.2
Coupang, Inc. - Class A	3.2
Total Net Assets	44.8

Country (%)
Long Investments
Netherlands	13.0
China	11.2
United States of America	11.1
Sweden	8.9
Argentina	6.4
Taiwan	5.4
Denmark	5.3
France	4.4
Italy	4.0
Japan	3.7
Other Countries	26.1
Total Net Assets	99.5

JNL/Baillie Gifford International Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	25.6
Information Technology	25.3
Financials	14.3
Health Care	12.1
Industrials	9.8
Communication Services	8.5
Consumer Staples	3.0
Materials	0.6
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	99.5

Share Class A C000225792 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Baillie Gifford U.S. Equity Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Baillie Gifford U.S. Equity Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 60,422
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 186
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,422
Number of Investments:	47
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	186

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.2
Amazon.com, Inc.	8.6
The Trade Desk, Inc. - Class A	8.0
Meta Platforms, Inc. - Class A	5.8
Netflix, Inc.	5.2
Shopify Inc. - Class A	5.2
Moderna, Inc.	4.1
Tesla Inc.	4.0
DoorDash, Inc. - Class A	3.7
Cloudflare, Inc. - Class A	3.6
Total Net Assets	58.4

Industry Sector (%)
Long Investments
Information Technology	27.8
Consumer Discretionary	25.1
Communication Services	24.6
Health Care	13.7
Financials	3.1
Industrials	2.4
Real Estate	2.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Consumer Staples	0.6
Other Sectors	0.1
Total Net Assets	101.2

JNL/Baillie Gifford U.S. Equity Growth Fund

Share Class A C000090917 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 2,776,766
Holdings Count | Holdings	2,417
Advisory Fees Paid, Amount	$ 8,031
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,776,766
Number of Investments:	2,417
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	8,031

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	75.6
Common Stocks	65.3
Open Futures Contracts	31.0
Other Short Term Investments	11.9
Open Forward Foreign Currency Contracts	10.8
Corporate Bonds And Notes	9.7
Government And Agency Obligations	6.3
Non-U.S. Government Agency Asset-Backed Securities	3.8
Senior Floating Rate Instruments	2.2
Investment Companies	1.2
Other Asset Classes	1.4
Total Net Assets	219.2
Short Investments
Open Futures Contracts	-48.7
Open Forward Foreign Currency Contracts	-17.4
Interest Rate Swap Agreements	-8.6
Contracts For Difference	-4.1
Credit Default Swap Agreements	-0.8
Option Contracts	-0.2
Total Net Assets	-79.8

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	17.1
United States 5 Year Note Open Futures Contract	13.6
JNL Government Money Market Fund, 5.21% - Class I	10.6
U.S. SOFR Interest Rate Swap Agreement	9.6
U.S. SOFR Interest Rate Swap Agreement	7.4
U.S. SOFR Interest Rate Swap Agreement	7.3
U.S. SOFR Interest Rate Swap Agreement	6.2
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	6.2
Euro BOBL Open Futures Contract	5.1
Microsoft Corporation	3.5
Total Net Assets	86.6

JNL/BlackRock Global Allocation Fund

Country (%)
Long Investments
United States of America	148.6
United Kingdom	15.8
Germany	11.2
Japan	7.2
Brazil	4.6
Multi-National	3.6
France	3.0
Mexico	2.8
Australia	2.6
Netherlands	2.3
Other Countries	17.5
Total Net Assets	219.2
Short Investments
United States of America	-56.4
Japan	-5.0
Multi-National	-3.7
Australia	-2.1
Switzerland	-1.4
Canada	-1.3
China	-1.1
Colombia	-1.1
South Africa	-1.0
United Kingdom	-1.0
Other Countries	-5.7
Total Net Assets	-79.8

Industry Sector (%)
Long Investments
Derivative Instruments	118.6
Information Technology	18.5
Financials	11.4
Other Short Term Investments	11.2
Consumer Discretionary	10.0
Health Care	9.5
Industrials	7.9
Communication Services	6.0
Government Securities	4.7
Energy	4.4
Other Sectors	17.0
Total Net Assets	219.2
Short Investments
Derivative Instruments	-79.8
Total Net Assets	-79.8

JNL/BlackRock Global Allocation Fund

Share Class A C000039480 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 833,173
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,376
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	833,173
Number of Investments:	44
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,376

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Shell PLC - Class A	8.4
Exxon Mobil Corporation	6.6
BP P.L.C.	5.1
TotalEnergies SE	3.8
Smurfit Kappa Funding Designated Activity Company	3.7
JNL Government Money Market Fund, 5.31% - Class SL	3.7
Wheaton Precious Metals Corp.	3.6
Rio Tinto PLC	3.5
Nutrien Ltd.	3.4
Glencore PLC	3.4
Total Net Assets	45.2

Country (%)
Long Investments
United States of America	40.8
United Kingdom	22.0
Canada	18.7
Ireland	4.4
France	3.8
Switzerland	3.4
Australia	3.2
Norway	2.6
Italy	1.7
Finland	1.5
Other Countries	1.4
Total Net Assets	103.5

Industry Sector (%)
Long Investments
Materials	56.9
Energy	39.7
Securities Lending Collateral	3.7
Consumer Staples	2.2
Other Short Term Investments	1.0
Total Net Assets	103.5

JNL/BlackRock Global Natural Resources Fund

Share Class A C000004653 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.83%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
Net Assets	$ 5,080,885
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 10,141
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,080,885
Number of Investments:	37
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	10,141

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	13.4
Microsoft Corporation	9.7
Amazon.com, Inc.	9.4
Apple Inc.	7.3
Meta Platforms, Inc. - Class A	5.1
Broadcom Inc.	4.2
Alphabet Inc. - Class A	4.0
Intuit Inc.	3.8
Eli Lilly and Company	3.4
ASML Holding N.V.	3.4
Total Net Assets	63.7

Industry Sector (%)
Long Investments
Information Technology	48.9
Consumer Discretionary	12.4
Communication Services	11.8
Health Care	10.8
Financials	8.6
Industrials	5.3
Real Estate	1.1
Materials	1.0
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/BlackRock Large Cap Select Growth Fund

Share Class A C000004631 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 1,904,691
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 4,877
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,904,691
Number of Investments:	67
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	4,877

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Rolls-Royce Holdings PLC	4.7
Samsung Electronics Co., Ltd.	4.2
Barclays PLC	3.5
Alstom	3.3
Shell PLC - Class A	3.2
Roche Holding AG	2.9
BP P.L.C.	2.9
Kering	2.8
Prudential Public Limited Company	2.6
Enel S.p.A	2.5
Total Net Assets	32.6

Country (%)
Long Investments
United Kingdom	33.3
France	15.5
Japan	10.6
Germany	8.3
Netherlands	6.0
Switzerland	4.7
South Korea	4.7
Italy	4.6
Spain	3.1
Belgium	1.7
Other Countries	7.7
Total Net Assets	100.2
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL/Causeway International Value Select Fund

Industry Sector (%)
Long Investments
Industrials	17.3
Financials	17.1
Information Technology	14.5
Health Care	12.9
Consumer Staples	12.0
Energy	6.1
Consumer Discretionary	5.4
Utilities	4.4
Materials	4.3
Communication Services	3.6
Other Sectors	2.6
Total Net Assets	100.2
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class A C000192056 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/ClearBridge Large Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 1,794,733
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,143
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,794,733
Number of Investments:	42
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	4,143

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.4
Amazon.com, Inc.	8.3
Microsoft Corporation	8.1
Meta Platforms, Inc. - Class A	5.6
Apple Inc.	4.5
Visa Inc. - Class A	4.2
Netflix, Inc.	3.5
UnitedHealth Group Incorporated	3.1
Intuitive Surgical, Inc.	2.4
Palo Alto Networks, Inc.	2.3
Total Net Assets	52.4

Industry Sector (%)
Long Investments
Information Technology	38.4
Health Care	14.5
Communication Services	10.4
Consumer Discretionary	9.5
Financials	9.2
Industrials	9.0
Consumer Staples	3.6
Real Estate	1.7
Materials	1.6
Other Short Term Investments	1.1
Other Sectors	1.1
Total Net Assets	100.1

JNL/ClearBridge Large Cap Growth Fund

Share Class A C000210331 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 324,910
Holdings Count | Holdings	1,053
Advisory Fees Paid, Amount	$ 714
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	324,910
Number of Investments:	1,053
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	714

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	1.2
TotalEnergies SE	1.1
Shell PLC - Class A	1.1
Toyota Motor Corporation	1.0
Nestle S.A. - Class N	0.8
JNL Government Money Market Fund, 5.31% - Class SL	0.8
Novartis AG - Class N	0.7
ASML Holding N.V.	0.7
BP P.L.C.	0.6
Roche Holding AG	0.6
Total Net Assets	8.6

Country (%)
Long Investments
Japan	21.7
United Kingdom	12.9
Canada	10.4
Switzerland	8.0
France	7.8
Germany	7.4
Australia	6.0
Netherlands	4.1
Sweden	3.0
Denmark	2.9
Other Countries	15.5
Total Net Assets	99.7

JNL/DFA International Core Equity Fund

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	18.6
Consumer Discretionary	10.7
Materials	10.0
Energy	9.3
Health Care	7.7
Consumer Staples	6.9
Information Technology	6.5
Communication Services	4.5
Utilities	3.2
Other Sectors	2.9
Total Net Assets	99.7

Share Class A C000004672 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,404,167
Holdings Count | Holdings	2,206
Advisory Fees Paid, Amount	$ 2,721
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,167
Number of Investments:	2,206
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,721

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	5.1
Apple Inc.	4.7
Microsoft Corporation	4.7
Amazon.com, Inc.	2.4
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.5
Alphabet Inc. - Class C	1.3
Eli Lilly and Company	1.2
JPMorgan Chase & Co.	1.1
Exxon Mobil Corporation	1.1
Total Net Assets	24.8

Industry Sector (%)
Long Investments
Information Technology	25.6
Financials	14.5
Industrials	12.6
Consumer Discretionary	10.9
Health Care	10.4
Communication Services	7.9
Consumer Staples	5.9
Energy	5.7
Materials	3.7
Utilities	2.2
Other Sectors	0.6
Total Net Assets	100.0

JNL/DFA U.S. Core Equity Fund

Share Class A C000218178 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 590,657
Holdings Count | Holdings	2,022
Advisory Fees Paid, Amount	$ 1,559
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	590,657
Number of Investments:	2,022
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,559

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Abercrombie & Fitch Co. - Class A	0.4
JNL Government Money Market Fund, 5.31% - Class SL	0.4
e.l.f. Beauty, Inc.	0.3
Onto Innovation Inc.	0.3
Fabrinet	0.3
Gap, Inc., The	0.3
Sprouts Farmers Market, Inc.	0.3
Evercore Inc. - Class A	0.2
Coca-Cola Consolidated, Inc.	0.2
H & R Block, Inc.	0.2
Total Net Assets	2.9

Industry Sector (%)
Long Investments
Industrials	20.1
Financials	18.9
Consumer Discretionary	14.7
Information Technology	12.7
Health Care	10.3
Energy	6.2
Materials	6.1
Consumer Staples	4.3
Communication Services	3.1
Utilities	2.5
Other Sectors	1.3
Total Net Assets	100.2

JNL/DFA U.S. Small Cap Fund

Share Class A C000004643 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 2,888,249
Holdings Count | Holdings	1,711
Advisory Fees Paid, Amount	$ 5,414
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,888,249
Number of Investments:	1,711
Portfolio Turnover (%):	81
Total Advisory Fees Paid ($):	5,414

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	55.2
Government And Agency Obligations	43.4
Corporate Bonds And Notes	24.9
Non-U.S. Government Agency Asset-Backed Securities	23.2
Other Short Term Investments	4.6
Senior Floating Rate Instruments	3.4
Open Forward Foreign Currency Contracts	0.1
Common Stocks	0.0
Warrants	0.0
Total Net Assets	154.8
Short Investments
Open Futures Contracts	-0.8
Total Net Assets	-0.8

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	53.9
Treasury, United States Department of, 0.88%, 11/15/30	4.3
Treasury, United States Department of, 1.13%, 08/15/40	4.2
JNL Government Money Market Fund, 5.21% - Class I	3.1
Treasury, United States Department of, 1.88%, 02/15/41	2.5
Treasury, United States Department of, 0.63%, 05/15/30	2.1
Treasury, United States Department of, 0.63%, 08/15/30	2.0
Treasury, United States Department of, 0.75%, 01/31/28	1.8
Treasury, United States Department of, 1.75%, 08/15/41	1.4
Treasury, United States Department of, 5.31%, 10/01/24	1.4
Total Net Assets	76.7

JNL/DoubleLine Core Fixed Income Fund

Share Class A C000166582 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 553,736
Holdings Count | Holdings	171
Advisory Fees Paid, Amount	$ 1,722
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	553,736
Number of Investments:	171
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,722

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	89.2
Government And Agency Obligations	8.1
Other Short Term Investments	1.0
Total Net Assets	98.3

Top 10 Holdings (%)
Gobierno Federal de los Estados Unidos Mexicanos, 6.34%, 05/04/53	2.4
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	2.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	2.0
Guara Norte S.a r.l., 5.20%, 06/15/34	1.9
Bancolombia SA, 4.63%, 12/18/29	1.9
Departamento Administrativo De La Presidencia De La Republica, 5.00%, 06/15/45	1.7
United Overseas Bank Limited, 1.75%, 03/16/31	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	1.6
Minejesa Capital B.V., 5.63%, 08/10/37	1.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	1.5
Total Net Assets	18.3

JNL/DoubleLine Emerging Markets Fixed Income Fund

Country (%)
Long Investments
Mexico	15.1
Brazil	15.0
Colombia	14.2
Peru	11.5
India	10.6
Indonesia	8.7
Singapore	5.0
Chile	4.2
United States of America	3.5
Panama	2.9
Other Countries	7.6
Total Net Assets	98.3

Share Class A C000159263 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 1,843,633
Holdings Count | Holdings	675
Advisory Fees Paid, Amount	$ 5,388
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,843,633
Number of Investments:	675
Portfolio Turnover (%):	61
Total Advisory Fees Paid ($):	5,388

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	99.6
Non-U.S. Government Agency Asset-Backed Securities	43.5
Government And Agency Obligations	29.2
Corporate Bonds And Notes	12.6
Other Short Term Investments	9.1
Senior Floating Rate Instruments	5.3
Common Stocks	0.0
Total Net Assets	199.3

Top 10 Holdings (%)
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.8
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Total Net Assets	50.0

JNL/DoubleLine Shiller Enhanced CAPE Fund

Share Class A C000218180 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 2,017,979
Holdings Count | Holdings	488
Advisory Fees Paid, Amount	$ 4,366
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,017,979
Number of Investments:	488
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	4,366

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	56.3
Open Futures Contracts	54.9
Non-U.S. Government Agency Asset-Backed Securities	40.7
Other Short Term Investments	3.0
Total Net Assets	154.9
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	40.3
United States 5 Year Note Open Futures Contract	13.1
JNL Government Money Market Fund, 5.21% - Class I	3.0
Federal National Mortgage Association, Inc., 2.63%, 04/01/32	2.6
Treasury, United States Department of, 1.88%, 02/15/41	1.9
Treasury, United States Department of, 1.13%, 08/15/40	1.5
Treasury, United States Department of, 1.38%, 11/15/40	1.5
Treasury, United States Department of, 0.75%, 03/31/26	1.4
Government National Mortgage Association, 2.50%, 08/20/51	1.3
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/54	1.3
Total Net Assets	67.9

JNL/DoubleLine Total Return Fund

Share Class A C000004648 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional Asset Management Total Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,559,132
Holdings Count | Holdings	2,844
Advisory Fees Paid, Amount	$ 2,915
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,559,132
Number of Investments:	2,844
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,915

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	59.2
Corporate Bonds And Notes	28.6
Non-U.S. Government Agency Asset-Backed Securities	12.4
Open Futures Contracts	6.8
Senior Floating Rate Instruments	5.0
Short Term Investments	3.2
Credit Default Swap Agreements	0.3
Common Stocks	0.1
Option Contracts	0.1
Warrants	0.0
Total Net Assets	115.7
Short Investments
Interest Rate Swap Agreements	-2.1
Open Futures Contracts	-1.2
Credit Default Swap Agreements	-0.3
Government And Agency Obligations	0.0
Total Net Assets	-3.6

JNL/Fidelity Institutional Asset Management Total Bond Fund

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	6.4
Treasury, United States Department of, 3.50%, 02/15/33	5.8
JNL Government Money Market Fund, 5.21% - Class I	2.9
Federal National Mortgage Association, Inc., 2.00%, 08/15/54	2.2
Treasury, United States Department of, 4.00%, 10/31/29	1.9
Treasury, United States Department of, 4.25%, 02/15/54	1.7
Treasury, United States Department of, 4.25%, 02/28/31	1.6
Treasury, United States Department of, 2.25%, 02/15/52	1.5
Treasury, United States Department of, 3.88%, 12/31/29	1.4
Treasury, United States Department of, 4.38%, 05/15/34	1.4
Total Net Assets	26.8

Share Class A C000106863 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 536,452
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,257
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	536,452
Number of Investments:	41
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,257

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	6.3
Transurban Holdings Limited	6.0
Cheniere Energy, Inc.	4.8
American Tower Corporation	4.6
Duke Energy Corporation	4.5
The Southern Company	4.3
National Grid PLC	4.1
Eversource Energy	3.4
Union Pacific Corporation	3.1
Atlas Arteria Limited	3.0
Total Net Assets	44.1

Country (%)
Long Investments
United States of America	56.0
Australia	9.0
United Kingdom	7.4
Mexico	6.4
France	3.8
China	3.7
Switzerland	2.9
Canada	2.6
Japan	2.5
Brazil	2.5
Other Countries	2.7
Total Net Assets	99.5

Industry Sector (%)
Long Investments
Utilities	47.5
Industrials	35.5
Energy	8.7
Real Estate	6.7
Communication Services	1.1
Total Net Assets	99.5

JNL/First Sentier Global Infrastructure Fund

Share Class A C000029596 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,492,993
Holdings Count | Holdings	244
Advisory Fees Paid, Amount	$ 3,913
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,492,993
Number of Investments:	244
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	3,913

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	45.0
Common Stocks	28.9
Government And Agency Obligations	11.6
Equity Linked Structured Notes	10.2
Other Short Term Investments	4.2
Open Futures Contracts	1.6
Preferred Stocks	0.7
Non-U.S. Government Agency Asset-Backed Securities	0.4
Total Net Assets	102.6

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	3.0
JNL Government Money Market Fund, 5.21% - Class I	2.7
Treasury, United States Department of, 3.38%, 08/15/42	1.9
Treasury, United States Department of, 2.75%, 08/15/32	1.8
Community Health Systems, Inc., 10.88%, 01/15/32	1.7
Chevron Corporation	1.7
United States Ultra Bond Open Futures Contract	1.6
JNL Government Money Market Fund, 5.31% - Class SL	1.5
Treasury, United States Department of, 4.50%, 03/31/26	1.3
Tenet Healthcare Corporation, 6.13%, 06/15/30	1.3
Total Net Assets	18.5

JNL/Franklin Templeton Income Fund

Industry Sector (%)
Long Investments
Health Care	13.4
Financials	11.1
Equity Linked Structured Notes	10.2
Government Securities	9.5
Industrials	8.1
Utilities	7.3
Consumer Discretionary	6.9
Consumer Staples	6.6
Energy	6.6
Information Technology	5.9
Other Sectors	17.0
Total Net Assets	102.6

Share Class A C000054128 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 5,292,537
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 6,492
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,292,537
Number of Investments:	140
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	6,492

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	3.5
NetApp, Inc.	2.9
Lam Research Corporation	2.2
Applied Materials, Inc.	2.1
Microsoft Corporation	1.9
KLA Corporation	1.9
Eli Lilly and Company	1.9
AbbVie Inc.	1.8
Broadcom Inc.	1.8
Altria Group, Inc.	1.7
Total Net Assets	21.7

Industry Sector (%)
Long Investments
Information Technology	32.1
Financials	12.6
Health Care	12.6
Consumer Discretionary	9.6
Communication Services	7.5
Consumer Staples	6.2
Industrials	6.1
Real Estate	3.2
Utilities	3.2
Energy	3.1
Other Sectors	3.8
Total Net Assets	100.0

JNL/Goldman Sachs 4 Fund

Share Class A C000192058 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.32%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
Net Assets	$ 966,934
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 3,969
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	966,934
Number of Investments:	78
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,969

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.4
ITC Limited	5.3
NVIDIA Corporation	5.2
Broadcom Inc.	3.3
Adani Enterprises Limited	3.1
ASML Holding N.V.	3.1
Adani Ports and Special Economic Zone Limited	2.8
TotalEnergies SE	2.7
State Bank of India	2.6
Adani Green Energy (UP) Limited	2.5
Total Net Assets	39.0

Country (%)
Long Investments
India	35.1
Taiwan	13.0
United States of America	13.0
China	10.5
Brazil	9.7
Indonesia	3.6
Saudi Arabia	3.1
Netherlands	3.1
South Korea	2.8
France	2.7
Other Countries	5.3
Total Net Assets	101.9

JNL/GQG Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	27.4
Financials	17.4
Energy	12.2
Utilities	9.2
Consumer Staples	9.1
Industrials	8.1
Communication Services	5.0
Materials	4.2
Consumer Discretionary	3.8
Health Care	2.1
Other Sectors	3.4
Total Net Assets	101.9

Share Class A C000153488 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Harris Oakmark Global Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Harris Oakmark Global Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 650,912
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,297
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	650,912
Number of Investments:	47
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,297

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	4.3
JNL Government Money Market Fund, 5.21% - Class I	3.9
Bayer Aktiengesellschaft - Class N	3.8
Fiserv, Inc.	3.7
Bank of America Corporation	3.6
Former Charter Communications Parent, Inc. - Class A	3.5
IQVIA Holdings Inc	3.5
Mercedes-Benz Group AG - Class N	3.5
CNH Industrial N.V.	3.4
BNP Paribas	3.4
Total Net Assets	36.6

Country (%)
Long Investments
United States of America	53.7
Germany	13.2
France	9.8
Switzerland	7.5
United Kingdom	6.8
South Korea	3.1
Netherlands	2.2
Denmark	1.6
China	1.6
Total Net Assets	99.5

JNL/Harris Oakmark Global Equity Fund

Industry Sector (%)
Long Investments
Financials	27.9
Health Care	16.3
Consumer Discretionary	15.0
Communication Services	11.6
Industrials	8.8
Information Technology	5.3
Consumer Staples	5.3
Other Short Term Investments	3.9
Energy	3.2
Materials	2.2
Total Net Assets	99.5

Share Class A C000202639 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Heitman U.S. Focused Real Estate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Heitman U.S. Focused Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 118,048
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 560
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	118,048
Number of Investments:	37
Portfolio Turnover (%):	122
Total Advisory Fees Paid ($):	560

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Tower Corporation	9.7
ProLogis Inc.	7.5
Welltower Inc.	6.0
Equinix, Inc.	5.9
Extra Space Storage Inc.	5.0
Iron Mountain Incorporated	4.6
Digital Realty Trust, Inc.	4.3
Simon Property Group, Inc.	4.0
UDR, Inc.	3.9
American Homes 4 Rent - Class A	3.4
Total Net Assets	54.3

JNL/Heitman U.S. Focused Real Estate Fund

Share Class A C000192060 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Diversified Dividend Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 1,017,315
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 2,693
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,315
Number of Investments:	76
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	2,693

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	3.4
Walmart Inc.	3.2
Chevron Corporation	3.0
Microsoft Corporation	2.6
Merck & Co., Inc.	2.5
Wells Fargo & Company	2.5
Analog Devices, Inc.	2.4
Philip Morris International Inc.	2.4
JNL Government Money Market Fund, 5.21% - Class I	2.4
Johnson & Johnson	2.2
Total Net Assets	26.6

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	14.9
Health Care	12.7
Consumer Staples	11.9
Information Technology	10.2
Energy	8.3
Consumer Discretionary	5.6
Utilities	4.6
Materials	4.0
Real Estate	3.0
Other Sectors	5.2
Total Net Assets	99.8

JNL/Invesco Diversified Dividend Fund

Share Class A C000004641 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 1,817,365
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 4,414
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,817,365
Number of Investments:	61
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	4,414

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	12.1
Meta Platforms, Inc. - Class A	8.3
Novo Nordisk A/S - Class B	5.5
Analog Devices, Inc.	5.1
DLF Limited	4.9
Intuit Inc.	4.2
S&P Global Inc.	3.7
LVMH Moet Hennessy Louis Vuitton	3.5
Airbus SE	3.4
NVIDIA Corporation	3.3
Total Net Assets	54.0

Country (%)
Long Investments
United States of America	58.4
France	8.4
India	6.8
Denmark	5.5
Sweden	4.9
Japan	4.2
Germany	3.7
China	2.3
Netherlands	2.0
Spain	1.2
Other Countries	3.2
Total Net Assets	100.6

JNL/Invesco Global Growth Fund

Industry Sector (%)
Long Investments
Information Technology	30.9
Communication Services	22.0
Health Care	13.0
Industrials	10.3
Consumer Discretionary	10.2
Financials	8.4
Real Estate	4.9
Materials	0.7
Securities Lending Collateral	0.2
Total Net Assets	100.6

Share Class A C000004650 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 1,716,491
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 5,423
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,716,491
Number of Investments:	122
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	5,423

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.2
Glaukos Corporation	1.7
Natera, Inc.	1.7
Wingstop Inc.	1.5
Onto Innovation Inc.	1.5
TransMedics Group, Inc.	1.4
Tenet Healthcare Corporation	1.4
Clean Harbors, Inc.	1.4
Guidewire Software, Inc.	1.3
TMX Group Limited	1.3
Total Net Assets	15.4

Industry Sector (%)
Long Investments
Health Care	23.6
Information Technology	22.3
Industrials	19.8
Consumer Discretionary	12.5
Financials	6.0
Consumer Staples	4.6
Energy	4.1
Materials	3.7
Other Short Term Investments	2.2
Real Estate	1.4
Total Net Assets	100.2

JNL/Invesco Small Cap Growth Fund

Share Class A C000138276 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Global Allocation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 983,123
Holdings Count | Holdings	2,039
Advisory Fees Paid, Amount	$ 2,955
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	983,123
Number of Investments:	2,039
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	54.0
Corporate Bonds And Notes	29.1
Open Futures Contracts	27.8
Open Forward Foreign Currency Contracts	10.2
Government And Agency Obligations	9.2
Non-U.S. Government Agency Asset-Backed Securities	4.2
Other Short Term Investments	3.2
Preferred Stocks	0.1
Investment Companies	0.0
Total Net Assets	137.8
Short Investments
Open Forward Foreign Currency Contracts	-11.4
Open Futures Contracts	-5.2
Total Net Assets	-16.6

Top 10 Holdings (%)
S&P 500 Index Open Futures Contract	9.7
United States 10 Year Note Open Futures Contract	6.2
MSCI Emerging Markets Index Open Futures Contract	3.3
Canada 10 Year Bond Open Futures Contract	3.3
Microsoft Corporation	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.7
NVIDIA Corporation	2.4
Amazon.com, Inc.	2.3
Apple Inc.	2.3
Italy Government BTP Bond Open Futures Contract	2.0
Total Net Assets	37.4

JNL/JPMorgan Global Allocation Fund

Country (%)
Long Investments
United States of America	90.8
Canada	6.2
Germany	4.9
United Kingdom	4.5
Japan	4.5
Cayman Islands	3.5
France	3.5
South Korea	2.2
Taiwan	2.0
Switzerland	1.8
Other Countries	13.9
Total Net Assets	137.8
Short Investments
United States of America	-5.0
Japan	-3.9
Multi-National	-2.4
Australia	-1.1
South Korea	-0.8
United Kingdom	-0.5
Indonesia	-0.4
Mexico	-0.4
Canada	-0.3
Thailand	-0.2
Other Countries	-1.6
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Derivative Instruments	38.1
Financials	15.0
Information Technology	14.9
Consumer Discretionary	11.6
Industrials	9.2
Government Securities	8.8
Health Care	7.0
Communication Services	5.7
Energy	5.4
Consumer Staples	5.3
Other Sectors	16.8
Total Net Assets	137.8
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

123

JNL/JPMorgan Global Allocation Fund

Share Class A C000202641 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 896,136
Holdings Count | Holdings	166
Advisory Fees Paid, Amount	$ 2,189
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	896,136
Number of Investments:	166
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,189

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.9
NVIDIA Corporation	7.0
Apple Inc.	6.9
Amazon.com, Inc.	4.4
Meta Platforms, Inc. - Class A	2.8
Alphabet Inc. - Class A	2.4
Alphabet Inc. - Class C	1.8
Exxon Mobil Corporation	1.7
UnitedHealth Group Incorporated	1.5
MasterCard Incorporated - Class A	1.5
Total Net Assets	37.9

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.3
Health Care	11.6
Consumer Discretionary	11.4
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.7
Energy	3.7
Utilities	2.3
Materials	2.0
Other Sectors	4.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	-0.8
Total Net Assets	-0.8

JNL/JPMorgan Hedged Equity Fund

Share Class A C000004704 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 3,286,353
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 8,052
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,353
Number of Investments:	112
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	8,052

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
The Trade Desk, Inc. - Class A	2.5
Vertiv Holdings Co - Class A	2.0
DexCom, Inc.	1.9
Booz Allen Hamilton Holding Corporation - Class A	1.8
Entegris, Inc.	1.7
HEICO Corporation - Class A	1.7
Monolithic Power Systems, Inc.	1.7
Datadog, Inc. - Class A	1.6
Super Micro Computer, Inc.	1.6
HubSpot, Inc.	1.6
Total Net Assets	18.1

Industry Sector (%)
Long Investments
Information Technology	25.0
Industrials	19.6
Health Care	16.9
Consumer Discretionary	12.6
Financials	12.0
Communication Services	4.0
Consumer Staples	3.2
Energy	3.1
Other Short Term Investments	0.7
Utilities	0.6
Other Sectors	0.6
Total Net Assets	98.3

JNL/JPMorgan MidCap Growth Fund

Share Class A C000004649 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 1,285,484
Holdings Count | Holdings	309
Advisory Fees Paid, Amount	$ 1,972
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,285,484
Number of Investments:	309
Portfolio Turnover (%)	0
Total Advisory Fees Paid ($):	1,972

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	80.2
Non-U.S. Government Agency Asset-Backed Securities	8.9
Corporate Bonds And Notes	7.5
Other Short Term Investments	2.9
Total Net Assets	99.5

Top 10 Holdings (%)
Treasury, United States Department of, 2.25%, 02/15/27	4.8
Treasury, United States Department of, 3.75%, 11/15/43	3.3
Treasury, United States Department of, 1.38%, 02/15/44	3.0
JNL Government Money Market Fund, 5.21% - Class I	3.0
Treasury, United States Department of, 2.25%, 08/15/27	2.9
Treasury, United States Department of, 2.00%, 11/15/41	2.7
Federal National Mortgage Association, Inc., 1.90%, 12/01/31	2.2
Treasury, United States Department of, 2.63%, 01/31/26	1.9
Federal National Mortgage Association, Inc., 4.50%, 08/01/52	1.8
Treasury, United States Department of, 0.63%, 03/31/27	1.8
Total Net Assets	27.4

JNL/JPMorgan U.S. Government & Quality Bond Fund

Share Class A C000039493 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 1,721,367
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 4,063
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,721,367
Number of Investments:	92
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,063

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Wells Fargo & Company	2.8
ConocoPhillips	2.6
UnitedHealth Group Incorporated	2.5
Bank of America Corporation	2.4
Berkshire Hathaway Inc. - Class B	2.2
Chevron Corporation	2.2
Exxon Mobil Corporation	2.0
Analog Devices, Inc.	2.0
CSX Corporation	1.9
Morgan Stanley	1.9
Total Net Assets	22.5

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	15.8
Industrials	14.9
Information Technology	8.8
Energy	8.3
Consumer Discretionary	7.6
Consumer Staples	6.1
Materials	5.0
Communication Services	4.4
Utilities	4.0
Other Sectors	1.5
Total Net Assets	99.9

JNL/JPMorgan U.S. Value Fund

Share Class A C000218182 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Lazard International Strategic Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lazard International Strategic Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 483,414
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 1,609
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	483,414
Number of Investments:	58
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,609

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	5.5
ASML Holding N.V.	4.4
Relx PLC	3.3
Icon Public Limited Company	3.0
Siemens Aktiengesellschaft - Class N	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.5
AON Public Limited Company - Class A	2.5
Coca-Cola Europacific Partners PLC	2.4
Airbus SE	2.3
ABB Ltd - Class N	2.2
Total Net Assets	30.6

Country (%)
Long Investments
United Kingdom	17.2
Japan	17.0
Germany	11.2
United States of America	9.2
Denmark	7.5
Ireland	6.8
Netherlands	5.6
Canada	5.4
France	5.0
Switzerland	3.6
Other Countries	11.2
Total Net Assets	99.7

JNL/Lazard International Strategic Equity Fund

Industry Sector (%)
Long Investments
Industrials	28.0
Information Technology	17.4
Health Care	13.9
Financials	13.5
Consumer Staples	7.1
Consumer Discretionary	5.1
Communication Services	3.8
Utilities	3.7
Materials	3.2
Other Short Term Investments	2.5
Other Sectors	1.5
Total Net Assets	99.7

Share Class A C000202644 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 728,004
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 1,968
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,004
Number of Investments:	45
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,968

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	7.3
Amazon.com, Inc.	6.6
MercadoLibre, Inc.	6.1
Alphabet Inc. - Class A	5.9
Netflix, Inc.	4.3
Microsoft Corporation	4.3
Oracle Corporation	4.0
Tesla Inc.	3.9
Boeing Company, The	3.7
Novo Nordisk A/S - Class B	3.7
Total Net Assets	49.8

Country (%)
Long Investments
United States of America	57.9
China	7.5
Switzerland	6.8
Argentina	6.1
United Kingdom	5.8
Netherlands	4.8
Denmark	3.7
Canada	3.1
Japan	1.6
Brazil	1.5
Other Countries	1.0
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	22.1
Communication Services	21.1
Information Technology	20.5
Health Care	14.9
Industrials	9.1
Financials	7.8
Consumer Staples	3.5
Other Short Term Investments	0.8
Total Net Assets	99.8

Share Class A C000218177 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 662,717
Holdings Count | Holdings	716
Advisory Fees Paid, Amount	$ 1,203
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,717
Number of Investments:	716
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,203

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	62.6
Open Futures Contracts	30.3
Non-U.S. Government Agency Asset-Backed Securities	29.0
Senior Floating Rate Instruments	4.7
Government And Agency Obligations	2.4
Other Short Term Investments	0.4
Total Net Assets	129.4
Short Investments
Open Futures Contracts	-8.6
Total Net Assets	-8.6

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	30.3
Treasury, United States Department of, 0.13%, 04/15/25	0.8
OneMain Financial Issuance Trust 2022-3, Series 2022-A-3A, 5.94%, 04/14/26	0.6
Bayer US Finance II LLC, 4.25%, 12/15/25	0.6
Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-A-1A, 1.07%, 02/25/26	0.6
GA Global Funding Trust, 0.80%, 09/13/24	0.6
Citigroup Inc., 3.11%, 04/08/26	0.6
Imperial Brands Finance PLC, 3.13%, 07/26/24	0.6
System Energy Resources, Inc., 6.00%, 04/15/28	0.6
Danske Bank A/S, 1.62%, 09/11/26	0.6
Total Net Assets	35.9

JNL/Lord Abbett Short Duration Income Fund

Country (%)
Long Investments
United States of America	104.8
Cayman Islands	4.1
United Kingdom	3.8
Ireland	2.5
France	1.8
Switzerland	1.6
Canada	1.5
Germany	1.5
Denmark	1.4
Netherlands	1.2
Other Countries	5.2
Total Net Assets	129.4
Short Investments
United States of America	-8.6
Total Net Assets	-8.6

Share Class A C000218201 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 832,619
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 636
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	832,619
Number of Investments:	58
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	636

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	24.1
Alphabet Inc. - Class A	23.3
Alphabet Inc. - Class C	20.9
Netflix, Inc.	6.3
Walt Disney Company, The	4.0
Verizon Communications Inc.	3.8
Comcast Corporation - Class A	3.3
AT&T Inc.	3.0
T-Mobile US, Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	0.8
Total Net Assets	91.0

JNL/Mellon Communication Services Sector Fund

Share Class A C000218202 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,408,174
Holdings Count | Holdings	169
Advisory Fees Paid, Amount	$ 1,302
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,408,174
Number of Investments:	169
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	1,302

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Amazon.com, Inc.	20.4
Tesla Inc.	12.3
Home Depot, Inc. , The	7.7
McDonald's Corporation	4.1
Booking Holdings Inc.	3.0
Lowe`s Companies, Inc.	2.8
TJX Companies, Inc., The	2.8
NIKE, Inc. - Class B	2.0
Starbucks Corporation	2.0
Chipotle Mexican Grill, Inc.	1.9
Total Net Assets	59.0

JNL/Mellon Consumer Discretionary Sector Fund

Share Class A C000192048 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 394,447
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 376
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	394,447
Number of Investments:	68
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	376

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Procter & Gamble Company, The	11.7
Costco Wholesale Corporation	11.4
Walmart Inc.	8.9
Coca-Cola Company, The	7.6
PepsiCo, Inc.	6.9
Philip Morris International Inc.	4.9
Mondelez International, Inc. - Class A	2.8
Colgate-Palmolive Company	2.6
Altria Group, Inc.	2.6
Target Corporation	2.3
Total Net Assets	61.7

JNL/Mellon Consumer Staples Sector Fund

Share Class A C000218193 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,278,733
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,152
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,278,733
Number of Investments:	32
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,152

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
UnitedHealth Group Incorporated	8.5
Goldman Sachs Group Inc, The	7.6
Microsoft Corporation	7.5
Home Depot, Inc. , The	5.7
Caterpillar Inc.	5.6
Amgen Inc.	5.2
Visa Inc. - Class A	4.4
Salesforce, Inc.	4.3
McDonald's Corporation	4.3
American Express Company	3.9
Total Net Assets	57.0

Industry Sector (%)
Long Investments
Financials	22.6
Information Technology	19.5
Health Care	18.3
Consumer Discretionary	14.5
Industrials	13.9
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3
Materials	0.9
Derivative Instruments	0.5
Other Sectors	0.4
Total Net Assets	100.5

JNL/Mellon Dow Index Fund

Share Class A C000218204 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,992,062
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 1,759
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,992,062
Number of Investments:	67
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,759

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Exxon Mobil Corporation	26.6
Chevron Corporation	13.8
ConocoPhillips	6.9
EOG Resources, Inc.	3.7
Schlumberger Limited	3.5
Marathon Petroleum Corporation	3.1
Phillips 66	3.1
Williams Companies, Inc., The	2.6
Valero Energy Corporation	2.6
ONEOK, Inc.	2.4
Total Net Assets	68.3

JNL/Mellon Energy Sector Fund

Share Class A C000218207 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,274,475
Holdings Count | Holdings	185
Advisory Fees Paid, Amount	$ 1,156
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,274,475
Number of Investments:	185
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,156

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	11.6
JPMorgan Chase & Co.	9.2
Visa Inc. - Class A	6.6
MasterCard Incorporated - Class A	5.8
Bank of America Corporation	4.3
Wells Fargo & Company	3.3
Goldman Sachs Group Inc, The	2.3
S&P Global Inc.	2.2
American Express Company	2.1
Morgan Stanley	1.9
Total Net Assets	49.3

JNL/Mellon Financial Sector Fund

Share Class A C000218209 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 3,343,455
Holdings Count | Holdings	158
Advisory Fees Paid, Amount	$ 2,907
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,343,455
Number of Investments:	158
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,907

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	12.8
UnitedHealth Group Incorporated	7.8
Johnson & Johnson	5.9
Merck & Co., Inc.	5.3
AbbVie Inc.	5.1
Thermo Fisher Scientific Inc.	3.5
Abbott Laboratories	3.0
Danaher Corporation	2.8
Amgen Inc.	2.8
Pfizer Inc.	2.7
Total Net Assets	51.7

JNL/Mellon Healthcare Sector Fund

Share Class A C000192052 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 247,645
Holdings Count | Holdings	210
Advisory Fees Paid, Amount	$ 236
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	247,645
Number of Investments:	210
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	236

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
General Electric Company	3.9
Caterpillar Inc.	3.7
Honeywell International Inc.	3.1
Union Pacific Corporation	3.1
RTX Corporation	3.0
Eaton Corporation Public Limited Company	2.8
Boeing Company, The	2.5
United Parcel Service, Inc. - Class B	2.3
Lockheed Martin Corporation	2.2
Automatic Data Processing, Inc.	2.2
Total Net Assets	28.8

JNL/Mellon Industrials Sector Fund

Share Class A C000218210 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 7,004,804
Holdings Count | Holdings	219
Advisory Fees Paid, Amount	$ 5,110
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,004,804
Number of Investments:	219
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,110

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	17.6
Apple Inc.	16.1
NVIDIA Corporation	15.6
Broadcom Inc.	3.9
Advanced Micro Devices, Inc.	1.4
Adobe Inc.	1.4
Salesforce, Inc.	1.3
Oracle Corporation	1.2
Qualcomm Incorporated	1.2
Applied Materials, Inc.	1.1
Total Net Assets	60.8

JNL/Mellon Information Technology Sector Fund

Share Class A C000192050 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 161,699
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 176
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	161,699
Number of Investments:	64
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	176

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Linde Public Limited Company	18.1
The Sherwin-Williams Company	6.0
Freeport-McMoRan Inc.	6.0
Ecolab Inc.	5.2
Air Products and Chemicals, Inc.	4.9
CRH Public Limited Company	4.4
Newmont Corporation	4.1
Nucor Corporation	3.3
Corteva, Inc.	3.2
Dow Inc.	3.2
Total Net Assets	58.4

JNL/Mellon Materials Sector Fund

Share Class A C000218197 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 8,187,482
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 6,154
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,187,482
Number of Investments:	104
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,154

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	8.6
Apple Inc.	8.4
NVIDIA Corporation	7.9
Amazon.com, Inc.	5.2
Broadcom Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Alphabet Inc. - Class A	2.8
Alphabet Inc. - Class C	2.7
Costco Wholesale Corporation	2.5
Tesla Inc.	2.5
Total Net Assets	50.2

Industry Sector (%)
Long Investments
Information Technology	51.6
Communication Services	15.5
Consumer Discretionary	12.5
Health Care	6.1
Consumer Staples	6.0
Industrials	4.2
Materials	1.4
Utilities	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.0
Total Net Assets	100.4

JNL/Mellon Nasdaq 100 Index Fund

Share Class A C000192054 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 175,864
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 180
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,864
Number of Investments:	87
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	180

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
ProLogis Inc.	8.0
American Tower Corporation	7.0
Equinix, Inc.	5.6
Welltower Inc.	4.8
Digital Realty Trust, Inc.	3.8
Simon Property Group, Inc.	3.6
Realty Income Corporation	3.6
Public Storage Operating Company	3.5
Crown Castle Inc.	3.3
Extra Space Storage Inc.	2.5
Total Net Assets	45.7

JNL/Mellon Real Estate Sector Fund

Share Class A C000004634 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 14,735,683
Holdings Count | Holdings	508
Advisory Fees Paid, Amount	$ 7,031
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,735,683
Number of Investments:	508
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,031

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.2
NVIDIA Corporation	6.6
Apple Inc.	6.6
Amazon.com, Inc.	3.8
Repurchase Agreement with BNS, 5.67% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,673) acquired on 6/28/2024, due 10/1/2024 at $405,985	2.7
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/28/2024, due 9/30/2024 at $304,520	2.0
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Total Net Assets	37.1

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Securities Lending Collateral	5.8
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Other Sectors	5.9
Total Net Assets	106.6

JNL/Mellon S&P 500 Index Fund

Share Class A C000192075 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 5,243,944
Holdings Count | Holdings	1,296
Advisory Fees Paid, Amount	$ 3,955
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,243,944
Number of Investments:	1,296
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	6.5
Apple Inc.	5.9
NVIDIA Corporation	5.7
Amazon.com, Inc.	3.6
Meta Platforms, Inc. - Class A	2.2
Alphabet Inc. - Class A	2.1
Alphabet Inc. - Class C	1.9
Eli Lilly and Company	1.5
Berkshire Hathaway Inc. - Class B	1.4
Broadcom Inc.	1.4
Total Net Assets	32.2

Industry Sector (%)
Long Investments
Information Technology	30.8
Financials	12.7
Health Care	11.6
Consumer Discretionary	10.3
Industrials	9.2
Communication Services	8.8
Consumer Staples	5.5
Energy	3.7
Materials	2.5
Real Estate	2.4
Other Sectors	3.0
Total Net Assets	100.5

JNL/Mellon U.S. Stock Market Index Fund

Share Class A C000124095 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 410,334
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 377
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	410,334
Number of Investments:	58
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	377

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	12.4
The Southern Company	7.2
Duke Energy Corporation	6.6
Constellation Energy Group, Inc.	5.4
Sempra	4.1
GE Vernova Inc.	4.0
American Electric Power Company, Inc.	3.9
Dominion Energy, Inc.	3.5
PG&E Corporation	3.2
Public Service Enterprise Group Incorporated	3.1
Total Net Assets	53.4

JNL/Mellon Utilities Sector Fund

Share Class A C000218195 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 440,097
Holdings Count | Holdings	1,404
Advisory Fees Paid, Amount	$ 399
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	440,097
Number of Investments:	1,404
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	399

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	5.0
Apple Inc.	4.6
NVIDIA Corporation	4.4
Amazon.com, Inc.	2.7
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.6
Alphabet Inc. - Class C	1.5
Eli Lilly and Company	1.2
Berkshire Hathaway Inc. - Class B	1.1
Broadcom Inc.	1.1
Total Net Assets	24.9

Country (%)
Long Investments
United States of America	72.6
Japan	6.2
United Kingdom	3.8
Canada	2.9
France	2.6
Switzerland	2.4
Germany	2.1
Australia	1.9
Netherlands	1.3
Denmark	1.0
Other Countries	4.2
Total Net Assets	101.0
Short Investments
Multi-National	-0.1
Japan	-0.1
Canada	0.0
Australia	0.0
Total Net Assets	-0.2

JNL/Mellon World Index Fund

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	15.0
Health Care	11.6
Industrials	10.5
Consumer Discretionary	10.0
Communication Services	7.7
Consumer Staples	6.3
Energy	4.2
Materials	3.6
Utilities	2.4
Other Sectors	4.3
Total Net Assets	101.0
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

Share Class A C000004629 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 1,913,968
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 5,313
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,913,968
Number of Investments:	145
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,313

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hartford Financial Services Group, Inc. , The	1.6
Diamondback Energy, Inc.	1.3
PG&E Corporation	1.3
Cencora, Inc.	1.3
Targa Resources Corp.	1.2
Raymond James Financial, Inc.	1.1
Universal Health Services, Inc. - Class B	1.1
LKQ Corporation	1.1
M&T Bank Corporation	1.0
Extra Space Storage Inc.	1.0
Total Net Assets	12.0

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	18.3
Materials	10.1
Consumer Discretionary	9.5
Health Care	7.7
Utilities	7.6
Information Technology	7.4
Real Estate	7.0
Energy	6.4
Consumer Staples	6.0
Other Sectors	1.6
Total Net Assets	99.9

JNL/MFS Mid Cap Value Fund

Share Class A C000225795 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 14,051
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 14
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,051
Number of Investments:	57
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	14

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Blackstone Inc. - Class A	10.4
KKR & Co. Inc. - Class A	9.8
Partners Group Holding AG	5.5
3I Group PLC	4.5
The Carlyle Group, Inc.	4.0
Intermediate Capital Group PLC	3.8
Ares Management Corporation - Class A	3.7
EQT AB	3.1
Hamilton Lane Incorporated - Class A	2.9
T. Rowe Price Group, Inc.	2.9
Total Net Assets	50.6

Country (%)
Long Investments
United States of America	47.2
United Kingdom	18.2
Sweden	8.9
Switzerland	5.6
France	4.9
Japan	4.4
Belgium	3.8
Canada	3.2
Germany	1.5
Australia	0.6
Other Countries	1.4
Total Net Assets	99.7

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Industry Sector (%)
Long Investments
Financials	85.0
Industrials	5.2
Investment Companies	5.1
Real Estate	2.1
Communication Services	1.1
Health Care	0.8
Consumer Discretionary	0.3
Other Short Term Investments	0.1
Total Net Assets	99.7

Share Class A C000248333 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.72%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.72%
Net Assets	$ 125,571
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 43
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	125,571
Number of Investments:	117
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	43

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hasbro, Inc.	1.5
Carnival Corporation	1.4
DuPont de Nemours, Inc.	1.4
Discover Financial Services	1.4
NiSource Inc.	1.4
Chart Industries, Inc.	1.4
Asbury Automotive Group, Inc.	1.4
Littelfuse, Inc.	1.4
HF Sinclair Corporation	1.4
Eastman Chemical Company	1.4
Total Net Assets	14.1

Industry Sector (%)
Long Investments
Consumer Discretionary	22.0
Industrials	15.9
Information Technology	11.8
Financials	10.8
Health Care	8.8
Materials	8.6
Communication Services	7.3
Utilities	7.0
Energy	3.5
Consumer Staples	2.0
Other Sectors	3.2
Total Net Assets	100.9

JNL/Morningstar SMID Moat Focus Index Fund

Share Class A C000179076 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 441,530
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 484
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	441,530
Number of Investments:	345
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	484

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	11.0
Microsoft Corporation	10.4
Berkshire Hathaway Inc. - Class B	3.2
Visa Inc. - Class A	1.8
Costco Wholesale Corporation	1.6
Home Depot, Inc. , The	1.5
Merck & Co., Inc.	1.3
Netflix, Inc.	1.2
Advanced Micro Devices, Inc.	1.1
Adobe Inc.	1.1
Total Net Assets	34.2

Industry Sector (%)
Long Investments
Information Technology	33.3
Financials	14.4
Health Care	12.1
Consumer Discretionary	9.5
Industrials	8.7
Communication Services	5.4
Consumer Staples	4.8
Real Estate	4.1
Materials	2.9
Energy	2.4
Other Sectors	3.2
Total Net Assets	100.8

JNL/Morningstar U.S. Sustainability Index Fund

Share Class A C000202645 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,340,584
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 1,336
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,340,584
Number of Investments:	57
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,336

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Adobe Inc.	2.8
International Flavors & Fragrances Inc.	2.8
Campbell Soup Company	2.6
Altria Group, Inc.	2.6
Pfizer Inc.	2.5
RTX Corporation	2.5
Autodesk, Inc.	2.5
Corteva, Inc.	2.5
Gilead Sciences, Inc.	2.5
Comcast Corporation - Class A	2.4
Total Net Assets	25.7

Industry Sector (%)
Long Investments
Industrials	21.2
Health Care	20.1
Information Technology	18.5
Consumer Staples	14.9
Consumer Discretionary	7.9
Financials	6.1
Communication Services	5.4
Materials	5.3
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.6

JNL/Morningstar Wide Moat Index Fund

Share Class A C000218185 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 40,590
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 177
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	40,590
Number of Investments:	111
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	177

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	110.7
Corporate Bonds And Notes	55.9
Non-U.S. Government Agency Asset-Backed Securities	19.9
Other Short Term Investments	15.8
Total Net Assets	202.3

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	16.7
Brent Crude Open Futures Contract	10.3
Crude Oil, WTI Open Futures Contract	9.0
Treasury, United States Department of, 5.31%, 09/26/24	7.3
Soybean Open Futures Contract	7.3
Gasoline, RBOB Open Futures Contract	5.8
Copper Open Futures Contract	5.6
Soybean Meal Open Futures Contract	4.8
JNL Government Money Market Fund, 5.21% - Class I	4.8
Coffee C Open Futures Contract	4.7
Total Net Assets	76.3

JNL/Neuberger Berman Commodity Strategy Fund

Share Class A C000234523 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 59,487
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 158
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	59,487
Number of Investments:	58
Portfolio Turnover (%):	91
Total Advisory Fees Paid ($):	158

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	97.6
Other Short Term Investments	65.3
Corporate Bonds And Notes	41.6
Investment Companies	2.9
Total Net Assets	207.4

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	90.5
JNL Government Money Market Fund, 5.21% - Class I	22.7
Treasury, United States Department of, 5.32%, 08/01/24	19.2
Treasury, United States Department of, 5.32%, 08/27/24	19.2
Treasury, United States Department of, 5.28%, 07/16/24	4.2
iShares Bitcoin Trust	2.9
Palladium Open Futures Contract	2.4
Platinum Open Futures Contract	2.4
Silver Open Futures Contract	2.3
Goldman Sachs Group Inc, The, 5.70%, 11/01/24	2.2
Total Net Assets	168.0

JNL/Neuberger Berman Gold Plus Strategy Fund

Share Class A C000111249 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 685,734
Holdings Count | Holdings	1,194
Advisory Fees Paid, Amount	$ 1,677
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	685,734
Number of Investments:	1,194
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,677

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	58.8
Open Futures Contracts	41.0
Corporate Bonds And Notes	30.1
Non-U.S. Government Agency Asset-Backed Securities	23.1
Open Forward Foreign Currency Contracts	6.8
Interest Rate Swap Agreements	3.0
Total Return Swap Agreements	2.8
Other Short Term Investments	0.7
Senior Floating Rate Instruments	0.0
Total Net Assets	166.3
Short Investments
Open Futures Contracts	-10.2
Open Forward Foreign Currency Contracts	-1.5
Interest Rate Swap Agreements	-1.3
Total Net Assets	-13.0

Top 10 Holdings (%)
United States 10 Year Note Open Futures Contract	14.8
United States 5 Year Note Open Futures Contract	14.4
United States 2 Year Note Open Futures Contract	4.8
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	3.3
iBoxx Liquid Investment Grade Index Total Return Swap Agreement	2.8
USD/EUR Open Forward Foreign Currency Contract	2.6
Federal National Mortgage Association, Inc., 2.50%, 07/15/54	2.5
3 Month SONIA Index Open Futures Contract	2.4
Government National Mortgage Association, 6.00%, 07/15/54	2.1
6M NIBOR Interest Rate Swap Agreement	2.0
Total Net Assets	51.7

JNL/Neuberger Berman Strategic Income Fund

Share Class A C000218220 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 2,312,515
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 4,417
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,312,515
Number of Investments:	69
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	4,417

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.9
AT&T Inc.	3.5
Berkshire Hathaway Inc. - Class B	3.5
Medtronic, Inc.	3.3
Cisco Systems, Inc.	2.8
L3Harris Technologies, Inc.	2.8
JNL Government Money Market Fund, 5.21% - Class I	2.7
Danaher Corporation	2.6
Sanofi	2.6
Becton, Dickinson and Company	2.4
Total Net Assets	31.1

Industry Sector (%)
Long Investments
Financials	28.3
Health Care	17.0
Industrials	10.8
Energy	9.5
Information Technology	7.9
Materials	6.4
Communication Services	6.3
Consumer Discretionary	4.1
Consumer Staples	3.9
Utilities	3.1
Other Sectors	3.6
Total Net Assets	100.9

JNL/Newton Equity Income Fund

Share Class A C000192062 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 1,508,828
Holdings Count | Holdings	1,118
Advisory Fees Paid, Amount	$ 3,639
Investment Company, Portfolio Turnover	312.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,508,828
Number of Investments:	1,118
Portfolio Turnover (%):	312
Total Advisory Fees Paid ($):	3,639

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	97.1
Government And Agency Obligations	88.5
Non-U.S. Government Agency Asset-Backed Securities	43.4
Credit Default Swap Agreements	22.8
Open Forward Foreign Currency Contracts	19.5
Corporate Bonds And Notes	11.7
Open Futures Contracts	5.3
Senior Floating Rate Instruments	2.9
Other Short Term Investments	1.6
Inflation Indexed Swap Agreements	1.2
Other Asset Classes	1.1
Total Net Assets	295.1
Short Investments
Interest Rate Swap Agreements	-81.1
Open Forward Foreign Currency Contracts	-18.4
Open Futures Contracts	-13.1
Government And Agency Obligations	-0.5
Option Contracts	0.0
Total Net Assets	-113.1

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	15.7
Federal National Mortgage Association, Inc., 6.50%, 08/15/54	11.5
Federal National Mortgage Association, Inc., 6.00%, 08/15/54	10.6
U.S. SOFR Interest Rate Swap Agreement	9.2
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	9.2
U.S. SOFR Interest Rate Swap Agreement	8.4
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	7.5
Federal National Mortgage Association, Inc., 5.00%, 09/15/54	6.3
CMBX.NA.AAA.13 Credit Default Swap Agreement	5.3
USD/EUR Open Forward Foreign Currency Contract	4.7
Total Net Assets	88.4

JNL/PIMCO Income Fund

Share Class A C000218187 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 984,875
Holdings Count | Holdings	1,042
Advisory Fees Paid, Amount	$ 1,681
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	984,875
Number of Investments:	1,042
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	1,681

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.7
Government And Agency Obligations	28.9
Open Forward Foreign Currency Contracts	10.5
Interest Rate Swap Agreements	9.0
Non-U.S. Government Agency Asset-Backed Securities	7.4
Open Futures Contracts	7.4
Credit Default Swap Agreements	6.9
Senior Floating Rate Instruments	1.1
Short Term Investments	0.3
Preferred Stocks	0.2
Other Asset Classes	0.0
Total Net Assets	154.4
Short Investments
Open Forward Foreign Currency Contracts	-6.3
Interest Rate Swap Agreements	-5.0
Open Futures Contracts	-1.7
Option Contracts	0.0
Total Net Assets	-13.0

Top 10 Holdings (%)
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	7.2
United States 5 Year Note Open Futures Contract	4.5
Treasury, United States Department of, 4.00%, 02/15/34	3.6
U.S. SOFR Interest Rate Swap Agreement	3.5
CDX.NA.IG.42 Credit Default Swap Agreement	2.2
Treasury, United States Department of, 4.63%, 04/30/29	2.1
USD/EUR Open Forward Foreign Currency Contract	2.0
6M EURIBOR Interest Rate Swap Agreement	1.9
USD/EUR Open Forward Foreign Currency Contract	1.8
Treasury, United States Department of, 3.38%, 08/15/42	1.8
Total Net Assets	30.6

JNL/PIMCO Investment Grade Credit Bond Fund

Country (%)
Long Investments
United States of America	121.2
United Kingdom	6.9
Canada	2.4
Brazil	2.3
Japan	2.1
Cayman Islands	2.1
Multi-National	2.0
Germany	1.9
Australia	1.7
Switzerland	1.5
Other Countries	10.3
Total Net Assets	154.4
Short Investments
United States of America	-4.2
Multi-National	-3.3
United Kingdom	-1.6
Canada	-1.4
Turkey	-0.6
Japan	-0.4
Mexico	-0.3
India	-0.3
Indonesia	-0.3
Australia	-0.2
Other Countries	-0.4
Total Net Assets	-13.0

Share Class A C000029602 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Net Assets	$ 1,303,720
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 2,576
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,303,720
Number of Investments:	421
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	2,576

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	111.4
Interest Rate Swap Agreements	22.8
Total Return Swap Agreements	21.9
Open Forward Foreign Currency Contracts	21.0
Open Futures Contracts	12.5
Non-U.S. Government Agency Asset-Backed Securities	10.3
Inflation Indexed Swap Agreements	8.4
Corporate Bonds And Notes	0.3
Preferred Stocks	0.0
Total Net Assets	208.6
Short Investments
Open Futures Contracts	-42.2
Interest Rate Swap Agreements	-39.9
Open Forward Foreign Currency Contracts	-8.6
Inflation Indexed Swap Agreements	-6.1
Option Contracts	-0.1
Total Net Assets	-96.9

Top 10 Holdings (%)
6M EURIBOR Interest Rate Swap Agreement	15.3
USD/EUR Open Forward Foreign Currency Contract	7.9
USD/EUR Open Forward Foreign Currency Contract	7.8
United States 10 Year Ultra Bond Open Futures Contract	7.5
Treasury, United States Department of, 0.63%, 07/15/32	7.4
Treasury, United States Department of, 0.50%, 01/15/28	6.4
Treasury, United States Department of Total Return Swap Agreement	5.1
Treasury, United States Department of Total Return Swap Agreement	4.7
Treasury, United States Department of, 0.38%, 07/15/27	4.5
Treasury, United States Department of, 0.13%, 07/15/30	4.0
Total Net Assets	70.6

JNL/PIMCO Real Return Fund

Share Class A C000095821 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Floating Rate Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Floating Rate Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 1,174,673
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 2,788
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,174,673
Number of Investments:	737
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,788

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Senior Floating Rate Instruments	93.7
Corporate Bonds And Notes	4.8
Other Short Term Investments	1.6
Non-U.S. Government Agency Asset-Backed Securities	0.2
Common Stocks	0.0
Total Net Assets	100.3

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.6
Great Outdoors Group, LLC, 2021 Term Loan B1, 9.19%, 02/26/28	1.5
Caesars Entertainment Inc., Term Loan B, 8.10%, 01/25/30	1.0
TransDigm, Inc., 2024 Term Loan I, 8.06%, 08/24/28	0.9
Gainwell Acquisition Corp., Term Loan B, 9.41%, 08/17/27	0.8
MH Sub I, LLC, 2023 Term Loan, 9.58%, 04/13/28	0.7
Triton Water Holdings, Inc, Term Loan, 8.81%, 03/16/28	0.7
Fertitta Entertainment, LLC, 2022 Term Loan B, 9.08%, 01/13/29	0.6
Neptune Bidco US Inc, 2022 USD Term Loan B, 10.41%, 04/11/29	0.6
BCP Renaissance Parent LLC, 2024 Term Loan B, 8.60%, 10/31/28	0.6
Total Net Assets	9.0

JNL/PPM America Floating Rate Income Fund

Share Class A C000004647 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 1,337,335
Holdings Count | Holdings	312
Advisory Fees Paid, Amount	$ 2,335
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,337,335
Number of Investments:	312
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	2,335

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	86.9
Senior Floating Rate Instruments	8.6
Short Term Investments	5.7
Common Stocks	0.3
Non-U.S. Government Agency Asset-Backed Securities	0.2
Total Net Assets	101.7

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.5
Carnival Corporation, 4.00%, 08/01/28	2.0
CCO Holdings, LLC, 5.38%, 06/01/29	1.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.0
MCE Finance Limited, 5.38%, 12/04/29	1.0
Bip-V Chinook, 5.50%, 06/15/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Organon & Co., 5.13%, 04/30/31	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.9
Total Net Assets	14.4

JNL/PPM America High Yield Bond Fund

Country (%)
Long Investments
United States of America	79.8
Canada	5.8
United Kingdom	2.9
France	1.9
Israel	1.8
Macau	1.3
Australia	1.1
Netherlands	1.0
Austria	1.0
Germany	0.8
Other Countries	4.3
Total Net Assets	101.7

Share Class A C000248335 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.71%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.71%
Net Assets	$ 235,472
Holdings Count | Holdings	408
Advisory Fees Paid, Amount	$ 151
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	235,472
Number of Investments:	408
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	151

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	94.6
Open Futures Contracts	2.6
Government And Agency Obligations	2.5
Non-U.S. Government Agency Asset-Backed Securities	2.0
Other Short Term Investments	0.1
Total Net Assets	101.8
Short Investments
Open Futures Contracts	-3.6
Credit Default Swap Agreements	-0.9
Total Net Assets	-4.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	1.6
AbbVie Inc., 4.80%, 03/15/29	1.2
JPMorgan Chase & Co., 5.04%, 01/23/28	1.2
Morgan Stanley, 5.16%, 04/20/29	1.1
Bank of America Corporation, 5.82%, 09/15/29	1.1
Bank of America Corporation, 5.47%, 01/23/35	0.9
United States Long Bond Open Futures Contract	0.9
JPMorgan Chase & Co., 2.07%, 06/01/29	0.9
KfW, 4.63%, 08/07/26	0.8
KfW, 5.00%, 03/16/26	0.8
Total Net Assets	10.5

JNL/PPM America Investment Grade Credit Fund

Country (%)
Long Investments
United States of America	75.6
United Kingdom	4.7
Multi-National	3.9
Germany	3.2
Switzerland	3.1
Spain	1.8
Mexico	1.5
Canada	1.3
France	1.2
Australia	1.1
Other Countries	4.4
Total Net Assets	101.8
Short Investments
United States of America	-4.5
Total Net Assets	-4.5

Share Class A C000166583 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,547,623
Holdings Count | Holdings	597
Advisory Fees Paid, Amount	$ 3,064
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,547,623
Number of Investments:	597
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,064

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	51.2
Government And Agency Obligations	34.4
Open Futures Contracts	21.5
Non-U.S. Government Agency Asset-Backed Securities	9.9
Senior Floating Rate Instruments	3.4
Short Term Investments	1.1
Total Net Assets	121.5
Short Investments
Open Futures Contracts	-5.4
Total Net Assets	-5.4

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	9.6
United States 5 Year Note Open Futures Contract	5.0
United States Ultra Bond Open Futures Contract	3.5
United States 10 Year Note Open Futures Contract	3.3
Treasury, United States Department of, 2.88%, 05/15/32	2.0
Treasury, United States Department of, 4.88%, 10/31/28	1.2
Treasury, United States Department of, 3.88%, 08/15/33	1.0
Treasury, United States Department of, 2.50%, 02/15/46	0.9
JNL Government Money Market Fund, 5.21% - Class I	0.9
Treasury, United States Department of, 3.00%, 02/15/48	0.8
Total Net Assets	28.2

JNL/PPM America Total Return Fund

Share Class A C000210334 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 404,584
Holdings Count | Holdings	848
Advisory Fees Paid, Amount	$ 373
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,584
Number of Investments:	848
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	373

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.6
EMCOR Group, Inc.	0.4
Casey's General Stores, Inc.	0.4
Williams-Sonoma, Inc.	0.4
Jackson Financial Inc. - Class A	0.4
Chipotle Mexican Grill, Inc.	0.4
JNL Government Money Market Fund, 5.21% - Class I	0.4
Autodesk, Inc.	0.4
Coinbase Global, Inc. - Class A	0.3
Verisk Analytics, Inc.	0.3
Total Net Assets	4.0

Industry Sector (%)
Long Investments
Industrials	20.4
Financials	15.8
Consumer Discretionary	14.8
Information Technology	11.0
Real Estate	9.8
Health Care	7.5
Materials	6.3
Energy	4.4
Consumer Staples	3.8
Communication Services	3.4
Other Sectors	3.6
Total Net Assets	100.8

JNL/RAFI Fundamental U.S. Small Cap Fund

Share Class A C000210333 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 2,207,911
Holdings Count | Holdings	816
Advisory Fees Paid, Amount	$ 1,897
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,207,911
Number of Investments:	816
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	1,897

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	2.7
Meta Platforms, Inc. - Class A	2.1
Berkshire Hathaway Inc. - Class B	1.6
Walmart Inc.	1.6
Oracle Corporation	1.4
NVIDIA Corporation	1.4
Broadcom Inc.	1.4
Wells Fargo & Company	1.4
AbbVie Inc.	1.3
Merck & Co., Inc.	1.2
Total Net Assets	16.1

Industry Sector (%)
Long Investments
Information Technology	16.1
Financials	15.9
Health Care	14.8
Industrials	11.9
Consumer Staples	11.6
Consumer Discretionary	11.0
Communication Services	7.4
Energy	5.5
Materials	3.3
Real Estate	1.5
Other Sectors	1.3
Total Net Assets	100.3

JNL/RAFI Multi-Factor U.S. Equity Fund

Share Class A C000138280 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 528,449
Holdings Count | Holdings	1,453
Advisory Fees Paid, Amount	$ 1,323
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	528,449
Number of Investments:	1,453
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	1,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.3
Government And Agency Obligations	18.0
Corporate Bonds And Notes	12.0
Non-U.S. Government Agency Asset-Backed Securities	2.6
Other Short Term Investments	1.6
Open Futures Contracts	1.2
Senior Floating Rate Instruments	0.6
Preferred Stocks	0.3
Credit Default Swap Agreements	0.2
Investment Companies	0.0
Other Asset Classes	0.0
Total Net Assets	101.8
Short Investments
Open Forward Foreign Currency Contracts	0.0
Total Net Assets	0.0

Top 10 Holdings (%)
Microsoft Corporation	3.1
NVIDIA Corporation	2.8
Apple Inc.	2.3
Amazon.com, Inc.	1.8
Alphabet Inc. - Class C	1.3
Meta Platforms, Inc. - Class A	1.2
United States 5 Year Note Open Futures Contract	1.1
T. Rowe Price Government Reserve Fund, 5.31%	0.9
Eli Lilly and Company	0.8
UnitedHealth Group Incorporated	0.7
Total Net Assets	16.0

JNL/T. Rowe Price Balanced Fund

Country (%)
Long Investments
United States of America	77.7
Japan	3.7
United Kingdom	3.5
Canada	2.3
France	2.0
Germany	1.9
Switzerland	1.9
Netherlands	1.7
Australia	1.2
Taiwan	0.6
Other Countries	5.3
Total Net Assets	101.8
Short Investments
South Africa	0.0
Total Net Assets	0.0

Industry Sector (%)
Long Investments
Information Technology	15.8
Financials	14.1
Government Securities	9.8
Health Care	9.7
U.S. Government Agency MBS	8.2
Consumer Discretionary	7.4
Industrials	7.1
Communication Services	5.4
Energy	5.0
Consumer Staples	4.6
Other Sectors	14.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class A C000218189 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 14,193,268
Holdings Count | Holdings	367
Advisory Fees Paid, Amount	$ 35,319
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,193,268
Number of Investments:	367
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	35,319

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	63.7
Government And Agency Obligations	10.9
Corporate Bonds And Notes	10.7
Senior Floating Rate Instruments	10.5
Other Short Term Investments	4.4
Preferred Stocks	0.1
Non-U.S. Government Agency Asset-Backed Securities	0.0
Investment Companies	0.0
Total Net Assets	100.3
Short Investments
Option Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.4
T. Rowe Price Government Reserve Fund, 5.31%	4.4
Treasury, United States Department of, 4.50%, 11/15/33	3.6
Treasury, United States Department of, 4.00%, 02/15/34	3.5
Alphabet Inc. - Class A	2.7
Amazon.com, Inc.	2.7
NVIDIA Corporation	2.6
UnitedHealth Group Incorporated	2.6
Danaher Corporation	2.1
Intuit Inc.	2.0
Total Net Assets	31.6

JNL/T. Rowe Price Capital Appreciation Fund

Industry Sector (%)
Long Investments
Information Technology	22.8
Health Care	16.3
Financials	12.8
Government Securities	10.9
Industrials	10.2
Consumer Discretionary	7.7
Utilities	5.3
Communication Services	5.1
Other Short Term Investments	4.4
Energy	2.3
Other Sectors	2.5
Total Net Assets	100.3
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Share Class A C000004656 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Established Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Established Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.83%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
Net Assets	$ 10,573,433
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 21,543
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	10,573,433
Number of Investments:	64
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	21,543

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	13.2
NVIDIA Corporation	12.2
Apple Inc.	12.2
Amazon.com, Inc.	8.4
Alphabet Inc. - Class A	7.3
Meta Platforms, Inc. - Class A	5.0
Eli Lilly and Company	3.5
Visa Inc. - Class A	2.4
MasterCard Incorporated - Class A	2.0
Netflix, Inc.	1.7
Total Net Assets	67.9

Industry Sector (%)
Long Investments
Information Technology	52.0
Communication Services	15.3
Consumer Discretionary	12.9
Health Care	9.8
Financials	6.2
Industrials	2.3
Consumer Staples	0.7
Materials	0.5
Other Short Term Investments	0.0
Total Net Assets	99.7

JNL/T. Rowe Price Established Growth Fund

Share Class A C000004657 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 5,307,740
Holdings Count | Holdings	123
Advisory Fees Paid, Amount	$ 15,600
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,307,740
Number of Investments:	123
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	15,600

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
T. Rowe Price Government Reserve Fund, 5.31%	4.0
Marvell Technology, Inc.	2.8
Microchip Technology Incorporated	2.7
Hologic, Inc.	2.7
The Trade Desk, Inc. - Class A	2.4
Teleflex Incorporated	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron Inc.	1.9
Ball Corporation	1.7
Total Net Assets	24.1

Industry Sector (%)
Long Investments
Health Care	22.4
Information Technology	18.3
Industrials	15.5
Consumer Discretionary	12.1
Financials	7.2
Materials	5.6
Communication Services	5.6
Energy	5.1
Other Short Term Investments	4.1
Consumer Staples	3.9
Other Sectors	0.4
Total Net Assets	100.2

JNL/T. Rowe Price Mid-Cap Growth Fund

Share Class A C000029598 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,140,232
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 1,812
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,140,232
Number of Investments:	796
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,812

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	43.7
Open Futures Contracts	36.2
Non-U.S. Government Agency Asset-Backed Securities	27.5
Government And Agency Obligations	26.6
Other Short Term Investments	1.5
Credit Default Swap Agreements	1.0
Total Net Assets	136.5
Short Investments
Open Futures Contracts	-5.5
Total Net Assets	-5.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	31.4
Treasury, United States Department of, 4.63%, 06/30/26	5.0
Treasury, United States Department of, 4.88%, 05/31/26	4.8
3 Month SOFR Index Open Futures Contract	4.8
Treasury, United States Department of, 4.88%, 04/30/26	4.6
Treasury, United States Department of, 4.50%, 03/31/26	4.6
Treasury, United States Department of, 2.38%, 10/15/28	1.0
CDX.NA.IG.42 Credit Default Swap Agreement	1.0
Bank of Montreal, 3.70%, 06/07/25	0.7
Federal National Mortgage Association, Inc., 6.00%, 08/01/53	0.6
Total Net Assets	58.5

JNL/T. Rowe Price Short-Term Bond Fund

Country (%)
Long Investments
United States of America	114.9
Cayman Islands	4.1
Canada	3.0
United Kingdom	2.6
Germany	1.5
South Korea	1.5
France	1.0
Ireland	1.0
Australia	0.9
Netherlands	0.8
Other Countries	5.2
Total Net Assets	136.5
Short Investments
United States of America	-5.5
Total Net Assets	-5.5

Share Class A C000166581 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price U.S. High Yield Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 516,357
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 1,115
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,357
Number of Investments:	108
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	1,115

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.8
Senior Floating Rate Instruments	13.2
Other Short Term Investments	6.2
Preferred Stocks	0.8
Common Stocks	0.0
Total Net Assets	103.0

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.8
T. Rowe Price Government Reserve Fund, 5.31%	2.5
Osaic Holdings, Inc., 10.75%, 08/01/27	2.3
Vistra Corp., 8.00% (callable at 100, 10/15/26)	2.0
Aretec Escrow Issuer 2 Inc, 10.00%, 08/15/30	1.9
Sigma Holdco B.V., 7.88%, 05/15/26	1.9
Enbridge Inc., 8.25%, 01/15/84	1.7
Heartland Dental, LLC, 10.50%, 04/30/28	1.7
Community Health Systems, Inc., 8.00%, 12/15/27	1.5
Civitas Resources, Inc., 8.75%, 07/01/31	1.5
Total Net Assets	20.8

JNL/T. Rowe Price U.S. High Yield Fund

Share Class A C000004658 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 4,611,077
Holdings Count | Holdings	121
Advisory Fees Paid, Amount	$ 10,746
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,611,077
Number of Investments:	121
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	10,746

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	3.5
JPMorgan Chase & Co.	3.1
Elevance Health, Inc.	2.9
Kenvue Inc.	2.4
Johnson & Johnson	2.3
Bank of America Corporation	2.2
UnitedHealth Group Incorporated	2.1
Fiserv, Inc.	1.9
ConocoPhillips	1.8
The Charles Schwab Corporation	1.7
Total Net Assets	23.9

Industry Sector (%)
Long Investments
Financials	22.6
Health Care	17.1
Industrials	16.3
Energy	10.0
Consumer Staples	9.6
Information Technology	8.5
Materials	4.7
Consumer Discretionary	4.4
Utilities	2.4
Real Estate	2.3
Other Sectors	2.0
Total Net Assets	99.9

JNL/T. Rowe Price Value Fund

Share Class A C000234525 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WCM China Quality Growth Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.31%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.31%
Net Assets	$ 5,444
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 24
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,444
Number of Investments:	32
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	24

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Tencent Holdings Limited	11.2
Prosus N.V.	5.7
Shenzhou International Group Holdings Limited	5.1
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2
Kweichow Moutai Co., Ltd. - Class A	4.1
Warom Technology Incorporated Company - Class A	3.8
Qingdao Haier Biomedical Co Ltd - Class A	3.4
MediaTek Inc.	3.2
AIA Group Limited	3.2
NARI Technology Co., Ltd. - Class A	3.2
Total Net Assets	47.1

Country (%)
Long Investments
China	74.4
Hong Kong	8.2
Taiwan	8.1
Netherlands	5.7
United States of America	3.2
Total Net Assets	99.6

Industry Sector (%)
Long Investments
Consumer Discretionary	30.4
Industrials	20.7
Communication Services	16.1
Materials	7.8
Health Care	6.4
Financials	5.6
Information Technology	5.3
Consumer Staples	4.1
Other Short Term Investments	3.2
Total Net Assets	99.6

JNL/WCM China Quality Growth Fund

Share Class A C000218191 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Net Assets	$ 1,703,463
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 5,480
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,703,463
Number of Investments:	36
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	5,480

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	7.1
Icon Public Limited Company	4.5
Ferrari N.V.	4.2
ASM International N.V.	4.1
Taiwan Semiconductor Manufacturing Company Limited	4.1
Canadian Pacific Kansas City Limited	4.0
AstraZeneca PLC	3.8
Safran	3.8
ASML Holding N.V.	3.6
BAE Systems PLC	3.5
Total Net Assets	42.7

Country (%)
Long Investments
United States of America	17.5
United Kingdom	13.7
France	10.3
Netherlands	10.1
Denmark	7.1
Canada	6.5
Ireland	4.5
Italy	4.3
Taiwan	4.1
Australia	2.9
Other Countries	19.3
Total Net Assets	100.3

JNL/WCM Focused International Equity Fund

Industry Sector (%)
Long Investments
Industrials	21.6
Health Care	17.7
Financials	17.4
Information Technology	13.6
Consumer Discretionary	13.3
Energy	6.0
Communication Services	4.8
Consumer Staples	2.1
Materials	2.0
Other Short Term Investments	1.8
Total Net Assets	100.3

Share Class A C000153492 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
Net Assets	$ 55,781
Holdings Count | Holdings	416
Advisory Fees Paid, Amount	$ 341
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,781
Number of Investments:	416
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	341

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	61.1
Common Stocks	34.0
Corporate Bonds And Notes	31.3
Open Forward Foreign Currency Contracts	12.8
Investment Companies	4.4
Other Short Term Investments	4.1
Other Equity Interests	3.7
Preferred Stocks	2.1
Senior Floating Rate Instruments	1.9
Rights	0.6
Other Asset Classes	1.0
Total Net Assets	157.0
Short Investments
Total Return Swap Agreements	-28.0
Government And Agency Obligations	-1.0
Option Contracts	-0.7
Common Stocks	-0.7
Open Forward Foreign Currency Contracts	-0.3
Total Net Assets	-30.7

Top 10 Holdings (%)
Hess Corporation Total Return Swap Agreement	10.2
WestRock Company Total Return Swap Agreement	4.3
Endeavor Group Holdings, Inc. Total Return Swap Agreement	4.3
JNL Government Money Market Fund, 5.21% - Class I	4.1
United States Steel Corporation Total Return Swap Agreement	3.9
Calumet Specialty Products Partners, L.P., 11.00%, 04/15/25	3.8
Altaba Inc.	3.7
Amedisys, Inc. Total Return Swap Agreement	3.4
Axonics, Inc. Total Return Swap Agreement	3.1
Altium Limited Total Return Swap Agreement	2.6
Total Net Assets	43.4

JNL/Westchester Capital Event Driven Fund

Industry Sector (%)
Long Investments
Derivative Instruments	74.2
Energy	15.6
Communication Services	9.3
Consumer Discretionary	9.0
Financials	7.5
Industrials	7.3
Health Care	5.5
Investment Companies	4.4
Information Technology	4.4
Materials	4.1
Other Sectors	15.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	-29.0
Government Securities	-1.0
Information Technology	-0.3
Energy	-0.2
Financials	-0.1
Communication Services	-0.1
Industrials	0.0
Total Net Assets	-30.7

Share Class A C000106861 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Western Asset Global Multi-Sector Bond Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Western Asset Global Multi-Sector Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 362,528
Holdings Count | Holdings	259
Advisory Fees Paid, Amount	$ 927
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	362,528
Number of Investments:	259
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	927

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.7
Government And Agency Obligations	33.3
Open Futures Contracts	27.0
Open Forward Foreign Currency Contracts	24.5
Other Short Term Investments	5.0
Non-U.S. Government Agency Asset-Backed Securities	4.8
Senior Floating Rate Instruments	4.4
Total Net Assets	151.7
Short Investments
Open Forward Foreign Currency Contracts	-7.1
Open Futures Contracts	-5.6
Total Net Assets	-12.7

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	15.6
USD/EUR Open Forward Foreign Currency Contract	10.5
Euro Bund Open Futures Contract	8.8
USD/GBP Open Forward Foreign Currency Contract	7.4
JNL Government Money Market Fund, 5.21% - Class I	4.5
Gobierno Federal de los Estados Unidos Mexicanos, 7.50%, 06/03/27	3.3
Treasury, United States Department of, 2.00%, 11/15/26	3.0
Long Gilt Open Futures Contract	2.6
Treasury, United States Department of, 1.63%, 02/15/26	2.2
Treasury, United States Department of, 2.88%, 05/15/32	2.1
Total Net Assets	60.0

JNL/Western Asset Global Multi-Sector Bond Fund

Country (%)
Long Investments
United States of America	99.1
Germany	10.4
United Kingdom	8.0
Mexico	4.8
France	3.6
Netherlands	2.8
South Africa	2.7
Argentina	2.3
Multi-National	2.1
Brazil	2.0
Other Countries	13.9
Total Net Assets	151.7
Short Investments
United States of America	-5.6
Japan	-3.1
United Kingdom	-1.6
Australia	-1.1
Multi-National	-0.6
South Africa	-0.5
Turkey	-0.2
Total Net Assets	-12.7

Share Class A C000004630 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/William Blair International Leaders Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 1,132,182
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 2,487
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,132,182
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	2,487

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	4.8
ASML Holding N.V.	4.0
Novo Nordisk A/S - Class B	3.7
Tokyo Electron Limited	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.4
MediaTek Inc.	2.4
Reliance Industries Limited	2.4
Icon Public Limited Company	2.3
Atlas Copco Aktiebolag - Class A	2.3
London Stock Exchange Group PLC	2.1
Total Net Assets	28.9

Country (%)
Long Investments
Japan	14.9
France	12.5
United Kingdom	12.3
Taiwan	7.2
Canada	6.5
India	5.3
Netherlands	5.0
Switzerland	5.0
Denmark	4.8
United States of America	3.7
Other Countries	22.6
Total Net Assets	99.8

JNL/William Blair International Leaders Fund

Industry Sector (%)
Long Investments
Information Technology	28.6
Industrials	19.5
Consumer Discretionary	14.7
Health Care	13.5
Financials	11.6
Materials	3.5
Energy	3.5
Consumer Staples	2.5
Other Short Term Investments	2.4
Securities Lending Collateral	0.0
Total Net Assets	99.8

Share Class A C000004651 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 9,193,900
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 14,267
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,193,900
Number of Investments:	608
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,267

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.7
Government And Agency Obligations	24.5
Corporate Bonds And Notes	7.8
Non-U.S. Government Agency Asset-Backed Securities	1.4
Short Term Investments	1.2
Total Net Assets	100.6
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.3
Apple Inc.	4.5
NVIDIA Corporation	3.7
Alphabet Inc. - Class A	3.4
Amazon.com, Inc.	3.2
UnitedHealth Group Incorporated	1.8
JPMorgan Chase & Co.	1.6
Broadcom Inc.	1.6
Meta Platforms, Inc. - Class A	1.6
Wells Fargo & Company	1.4
Total Net Assets	28.1

JNL/WMC Balanced Fund

Industry Sector (%)
Long Investments
Information Technology	23.0
Government Securities	14.4
Financials	11.7
U.S. Government Agency MBS	10.1
Health Care	8.2
Consumer Discretionary	7.3
Communication Services	6.0
Industrials	5.2
Consumer Staples	3.6
Energy	3.2
Other Sectors	7.9
Total Net Assets	100.6
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Share Class A C000192064 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 1,089,942
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 2,440
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,089,942
Number of Investments:	74
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,440

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.5
Merck & Co., Inc.	3.0
Johnson & Johnson	3.0
EOG Resources, Inc.	2.9
Broadcom Inc.	2.7
Pfizer Inc.	2.5
ConocoPhillips	2.5
Cisco Systems, Inc.	2.2
Philip Morris International Inc.	2.0
Gilead Sciences, Inc.	1.8
Total Net Assets	27.1

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.4
Energy	11.2
Industrials	10.8
Consumer Staples	10.4
Information Technology	10.3
Utilities	7.8
Consumer Discretionary	4.2
Materials	4.1
Real Estate	3.4
Other Sectors	2.2
Total Net Assets	100.1

JNL/WMC Equity Income Fund

Share Class A C000004639 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Global Real Estate Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 622,712
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 1,824
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	622,712
Number of Investments:	63
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	1,824

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Equinix, Inc.	5.6
ProLogis Inc.	5.2
Welltower Inc.	5.1
AvalonBay Communities, Inc.	4.7
Mitsui Fudosan Co., Ltd.	3.9
Simon Property Group, Inc.	3.6
Essex Property Trust, Inc.	3.2
Klepierre	2.7
Extra Space Storage Inc.	2.4
American Homes 4 Rent - Class A	2.3
Total Net Assets	38.7

Country (%)
Long Investments
United States of America	66.1
Japan	10.5
United Kingdom	6.1
Australia	4.0
France	3.1
Hong Kong	2.1
Germany	1.9
Sweden	1.8
Czech Republic	1.5
Singapore	1.4
Other Countries	3.2
Total Net Assets	101.7

JNL/WMC Global Real Estate Fund

Share Class A C000004654 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Government Money Market Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 2,774,020
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,191
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,774,020
Number of Investments:	44
Total Advisory Fees Paid ($):	2,191

Top 10 Holdings (%)
Repurchase Agreement with DUB, 5.34%, 07/01/24	7.8
Repurchase Agreement with JPM, 5.32%, 07/01/24	6.6
Repurchase Agreement with RBC, 5.32%, 07/01/24	5.2
Repurchase Agreement with GSC, 5.32%, 07/01/24	5.2
Treasury, United States Department of, 5.30%, 10/08/24	5.0
Treasury, United States Department of, 5.29%, 10/22/24	4.1
Treasury, United States Department of, 5.24%, 10/17/24	4.0
Treasury, United States Department of, 5.31%, 10/01/24	4.0
Treasury, United States Department of, 5.23%, 12/05/24	4.0
Repurchase Agreement with NAT, 5.32%, 07/01/24	3.6
Total Net Assets	49.5

JNL/WMC Government Money Market Fund

Share Class A C000004655 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 1,222,631
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 2,452
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,222,631
Number of Investments:	70
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,452

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.0
UnitedHealth Group Incorporated	3.6
Johnson & Johnson	2.8
Cisco Systems, Inc.	2.4
Elevance Health, Inc.	2.2
Pfizer Inc.	2.2
M&T Bank Corporation	1.9
Corning Incorporated	1.9
MetLife, Inc.	1.8
American International Group, Inc.	1.8
Total Net Assets	24.6

Industry Sector (%)
Long Investments
Financials	20.9
Health Care	19.4
Industrials	12.2
Information Technology	10.8
Energy	8.8
Consumer Discretionary	7.2
Consumer Staples	6.9
Real Estate	4.9
Communication Services	3.8
Utilities	3.0
Other Sectors	1.9
Total Net Assets	99.8

JNL/WMC Value Fund

Share Class I C000067992 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 3,089,975
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,065
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,089,975
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,065

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Share Class I C000225793 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.55%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 390,863
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 374
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	390,863
Number of Investments:	1
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	374

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Share Class I C000202636 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$33	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 416,482
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 551
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	416,482
Number of Investments:	1
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	551

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Share Class I C000085348 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital World Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$37	0.75%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 319,843
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 278
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,843
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	278

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Share Class I C000218223 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$40	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 1,048,511
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,232
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,048,511
Number of Investments:	1
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,232

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Share Class I C000085350 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Small Capitalization Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$48	0.97%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 639,433
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 607
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,433
Number of Investments:	1
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	607

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Share Class I C000218224 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.59%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 5,993,184
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 4,449
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,993,184
Number of Investments:	1
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,449

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class I C000085352 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 11,309,853
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 13,102
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,309,853
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	13,102

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class I C000085353 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$44	0.86%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 1,467,904
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,717
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,467,904
Number of Investments:	1
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	1,717

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Share Class I C000085356 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$49	0.96%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 1,429,070
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,033
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,070
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	2,033

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Share Class I C000085346 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 3,971,468
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,036
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,971,468
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	5,036

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class I C000067972 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 1,023,188
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 466
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,023,188
Number of Investments:	1
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	466

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Share Class I C000102954 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$20	0.39%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 847,584
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 539
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	847,584
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	539

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Share Class I C000067971 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$16	0.31%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 2,251,377
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 675
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,251,377
Number of Investments:	1
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	675

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Share Class I C000067969 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 3,366,448
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 988
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,366,448
Number of Investments:	1
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	988

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class I C000067970 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,429,345
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 781
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,429,345
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	781

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Share Class I C000192205 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,462,155
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 708
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,155
Number of Investments:	23
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	708

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	8.2
JNL/Morningstar Wide Moat Index Fund - Class I	7.9
JNL/WCM Focused International Equity Fund - Class I	6.8
JNL/Causeway International Value Select Fund - Class I	6.4
JNL Multi-Manager Mid Cap Fund - Class I	6.1
JNL/T. Rowe Price Value Fund - Class I	6.0
JNL/Loomis Sayles Global Growth Fund - Class I	5.4
JNL/T. Rowe Price Established Growth Fund - Class I	5.1
JNL/GQG Emerging Markets Equity Fund - Class I	5.1
JNL/Harris Oakmark Global Equity Fund - Class I	4.9
Total Net Assets	61.9

Industry Sector (%)
Long Investments
Domestic Equity	59.8
International Equity	17.7
Global Equity	10.2
Emerging Markets Equity	7.6
Domestic Fixed Income	2.7
Alternative	2.0
Total Net Assets	100.0

JNL Aggressive Growth Allocation Fund

Share Class I C000218199 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 564,594
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 354
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	564,594
Number of Investments:	26
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	354

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	11.4
JNL/DoubleLine Core Fixed Income Fund - Class I	11.0
JNL/PPM America Total Return Fund - Class I	9.7
JNL/PIMCO Income Fund - Class I	8.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
Jackson Credit Opportunities Fund - Class I	4.4
JNL/Lord Abbett Short Duration Income Fund - Class I	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3.0
Total Net Assets	74.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	63.6
Alternative	12.0
Domestic Equity	11.9
Domestic Balanced	6.5
Emerging Markets Fixed Income	2.5
International Equity	2.0
Emerging Markets Equity	1.5
Total Net Assets	100.0

JNL Conservative Allocation Fund

Share Class I C000192204 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,996,676
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,326
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,996,676
Number of Investments:	36
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,326

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	7.7
JNL/WCM Focused International Equity Fund - Class I	6.5
JNL/Causeway International Value Select Fund - Class I	6.2
JNL/Morningstar Wide Moat Index Fund - Class I	5.9
JNL Multi-Manager Mid Cap Fund - Class I	5.9
JNL/T. Rowe Price Value Fund - Class I	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	4.6
JNL/JPMorgan U.S. Value Fund - Class I	4.0
JNL/WMC Equity Income Fund - Class I	4.0
JNL/DoubleLine Core Fixed Income Fund - Class I	4.0
Total Net Assets	53.8

Industry Sector (%)
Long Investments
Domestic Equity	51.1
International Equity	16.2
Domestic Fixed Income	13.0
Global Equity	6.7
Alternative	6.7
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL Growth Allocation Fund

Share Class I C000218213 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 2,038,652
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 949
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,038,652
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	949

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	8.2
JNL/DoubleLine Core Fixed Income Fund - Class I	7.2
JNL/DoubleLine Total Return Fund - Class I	7.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.9
JNL/PPM America Total Return Fund - Class I	6.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/PIMCO Income Fund - Class I	5.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	4.9
Jackson Credit Opportunities Fund - Class I	4.1
JNL/Morningstar Wide Moat Index Fund - Class I	3.7
Total Net Assets	58.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	44.4
Domestic Equity	23.0
Alternative	11.9
Domestic Balanced	6.9
International Equity	5.3
Emerging Markets Equity	3.3
Global Equity	2.9
Emerging Markets Fixed Income	2.3
Total Net Assets	100.0

JNL Moderate Allocation Fund

Share Class I C000192203 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,702,211
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,601
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,702,211
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,601

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Multi-Manager U.S. Select Equity Fund - Class I	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	5.7
JNL/DoubleLine Total Return Fund - Class I	5.5
JNL/DoubleLine Core Fixed Income Fund - Class I	5.5
JNL Multi-Manager Alternative Fund - Class I	5.1
JNL/WCM Focused International Equity Fund - Class I	4.7
JNL/Causeway International Value Select Fund - Class I	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	4.1
JNL Multi-Manager Mid Cap Fund - Class I	3.9
Total Net Assets	50.9

Industry Sector (%)
Long Investments
Domestic Equity	34.4
Domestic Fixed Income	28.5
Alternative	11.1
International Equity	10.7
Domestic Balanced	6.0
Emerging Markets Equity	4.0
Global Equity	3.5
Emerging Markets Fixed Income	1.8
Total Net Assets	100.0

JNL Moderate Growth Allocation Fund

Share Class I C000192213 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 3,851,628
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,367
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,851,628
Number of Investments:	16
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	3,367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Investment Company of America Fund - Class R-6	16.4
American Funds Insurance Series - Growth Fund - Class 1	13.2
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	13.1
American Funds Insurance Series - Global Growth Fund - Class 1	8.7
American Funds American Mutual Fund - Class R-6	7.7
American Funds Insurance Series - The Bond Fund of America - Class 1	7.4
American Funds SMALLCAP World Fund - Class R-6	6.9
American Funds EuroPacific Growth Fund - Class R-6	5.4
American Funds International Growth and Income Fund - Class R-6	5.3
American Funds New World Fund - Class R-6	4.4
Total Net Assets	88.5

Industry Sector (%)
Long Investments
Domestic Equity	50.4
Domestic Fixed Income	17.9
Global Equity	15.6
International Equity	10.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

JNL/American Funds Growth Allocation Fund

Share Class I C000192212 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 2,485,843
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 2,286
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,485,843
Number of Investments:	15
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	2,286

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Funds Insurance Series - The Bond Fund of America - Class 1	17.5
American Funds Investment Company of America Fund - Class R-6	12.6
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	11.1
American Funds Insurance Series - Growth Fund - Class 1	8.6
American Funds Strategic Bond Fund - Class R-6	7.0
American Funds Mortgage Fund - Class R-6	6.9
American Funds American Mutual Fund - Class R-6	6.5
American Funds SMALLCAP World Fund - Class R-6	5.9
American Funds Insurance Series - Global Growth Fund - Class 1	5.7
American Funds EuroPacific Growth Fund - Class R-6	4.2
Total Net Assets	86.0

Industry Sector (%)
Long Investments
Domestic Equity	38.8
Domestic Fixed Income	36.2
Global Equity	11.7
International Equity	8.3
Emerging Markets Equity	3.0
Emerging Markets Fixed Income	2.0
Total Net Assets	100.0

JNL/American Funds Moderate Growth Allocation Fund

Share Class I C000192201 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Aggressive Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Aggressive Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,241,077
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 964
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,241,077
Number of Investments:	30
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	964

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	11.3
JNL/ClearBridge Large Cap Growth Fund - Class I	9.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/Causeway International Value Select Fund - Class I	6.8
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/Invesco Global Growth Fund - Class I	4.5
JNL/WMC Value Fund - Class I	4.5
JNL/WCM Focused International Equity Fund - Class I	4.5
JNL/William Blair International Leaders Fund - Class I	4.4
Total Net Assets	69.3

Industry Sector (%)
Long Investments
Domestic Equity	63.4
International Equity	19.1
Domestic Fixed Income	7.0
Global Equity	4.5
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Aggressive Growth Fund

Share Class I C000192197 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Conservative Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Conservative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 739,576
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 375
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	739,576
Number of Investments:	30
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	375

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	13.4
JNL/DoubleLine Core Fixed Income Fund - Class I	10.9
JNL/PPM America Total Return Fund - Class I	10.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	8.9
JNL/PIMCO Income Fund - Class I	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/Neuberger Berman Strategic Income Fund - Class I	4.0
JNL/PIMCO Real Return Fund - Class I	4.0
JNL/DFA U.S. Core Equity Fund - Class I	3.2
Total Net Assets	74.9

Industry Sector (%)
Long Investments
Domestic Fixed Income	71.7
Domestic Equity	13.4
International Equity	5.9
Global Fixed Income	4.0
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Conservative Fund

Share Class I C000192200 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 4,345,663
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,784
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,345,663
Number of Investments:	32
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,784

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Value Fund - Class I	9.9
JNL/T. Rowe Price Established Growth Fund - Class I	8.7
JNL/ClearBridge Large Cap Growth Fund - Class I	8.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	7.4
JNL/Causeway International Value Select Fund - Class I	6.1
JNL/Invesco Diversified Dividend Fund - Class I	5.9
JNL/William Blair International Leaders Fund - Class I	4.6
JNL/DoubleLine Total Return Fund - Class I	4.0
JNL/WMC Value Fund - Class I	4.0
JNL/PPM America Total Return Fund - Class I	3.5
Total Net Assets	62.7

Industry Sector (%)
Long Investments
Domestic Equity	57.9
Domestic Fixed Income	17.0
International Equity	16.6
Global Equity	3.0
Emerging Markets Fixed Income	2.0
Emerging Markets Equity	1.5
Alternative	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Growth Fund

Share Class I C000192198 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Moderate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,833,932
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 817
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,833,932
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	817

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/DoubleLine Total Return Fund - Class I	10.0
JNL/PPM America Total Return Fund - Class I	8.3
JNL/DoubleLine Core Fixed Income Fund - Class I	7.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	6.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	6.0
JNL/PIMCO Income Fund - Class I	5.7
JNL/T. Rowe Price Value Fund - Class I	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	4.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	3.5
Total Net Assets	61.1

Industry Sector (%)
Long Investments
Domestic Fixed Income	55.0
Domestic Equity	27.8
International Equity	10.2
Emerging Markets Fixed Income	2.0
Global Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.0
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Fund

Share Class I C000192199 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs Managed Moderate Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs Managed Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 4,003,078
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 1,663
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,003,078
Number of Investments:	35
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,663

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL/T. Rowe Price Established Growth Fund - Class I	7.1
JNL/T. Rowe Price Value Fund - Class I	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	6.6
JNL/DoubleLine Total Return Fund - Class I	6.5
JNL/PPM America Total Return Fund - Class I	5.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5.0
JNL/Causeway International Value Select Fund - Class I	4.6
JNL/Invesco Diversified Dividend Fund - Class I	4.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	3.8
Total Net Assets	54.8

Industry Sector (%)
Long Investments
Domestic Equity	42.3
Domestic Fixed Income	37.0
International Equity	13.7
Emerging Markets Fixed Income	2.0
Alternative	1.5
Emerging Markets Equity	1.5
Global Equity	1.5
Short Term Investments	0.5
Total Net Assets	100.0

JNL/Goldman Sachs Managed Moderate Growth Fund

Share Class I C000218219 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 343,392
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 337
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	343,392
Number of Investments:	20
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	337

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core S&P U.S. Growth ETF	10.3
iShares Core S&P 500 ETF	10.0
iShares MSCI Intl Quality Factor ETF	8.0
iShares Core S&P Mid-Cap ETF	7.8
iShares Core U.S. Aggregate Bond ETF	7.3
iShares Core Dividend Growth ETF	7.3
iShares Morningstar Value ETF	7.2
iShares Core MSCI EAFE ETF	7.0
iShares MSCI USA Quality Factor ETF	7.0
iShares MBS ETF	5.0
Total Net Assets	76.9

Industry Sector (%)
Long Investments
Domestic Equity	61.2
Domestic Fixed Income	17.8
International Equity	15.0
Emerging Markets Equity	4.5
Securities Lending Collateral	3.1
Global Equity	1.5
Total Net Assets	103.1

JNL iShares Tactical Growth Fund

Share Class I C000218215 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Moderate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Moderate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 199,843
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 199
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	199,843
Number of Investments:	19
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	199

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	20.1
iShares MBS ETF	17.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	6.8
iShares 0-5 Year High Yield Corporate Bond ETF	6.5
iShares MSCI Intl Quality Factor ETF	4.8
iShares Core Dividend Growth ETF	4.5
iShares Core S&P Mid-Cap ETF	3.3
iShares Morningstar Value ETF	3.3
VanEck Morningstar Wide Moat ETF	3.1
Total Net Assets	83.4

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.6
Domestic Equity	32.7
International Equity	7.5
Emerging Markets Equity	2.3
Securities Lending Collateral	0.1
Total Net Assets	100.2

JNL iShares Tactical Moderate Fund

Share Class I C000218216 [Member}
Shareholder Report [Line Items]
Fund Name	JNL iShares Tactical Moderate Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL iShares Tactical Moderate Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 322,990
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 319
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	322,990
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	319

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
iShares Core U.S. Aggregate Bond ETF	14.7
iShares MBS ETF	12.0
iShares Core S&P U.S. Growth ETF	9.2
iShares Core S&P 500 ETF	8.8
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.2
iShares Core S&P Mid-Cap ETF	5.5
iShares Core Dividend Growth ETF	5.5
iShares Morningstar Value ETF	5.3
iShares MSCI Intl Quality Factor ETF	5.0
JNL Government Money Market Fund, 5.31% - Class SL	4.8
Total Net Assets	77.0

Industry Sector (%)
Long Investments
Domestic Equity	48.8
Domestic Fixed Income	37.5
International Equity	9.5
Securities Lending Collateral	4.8
Emerging Markets Equity	3.3
Global Equity	1.0
Short Term Investments	0.0
Total Net Assets	104.9

JNL iShares Tactical Moderate Growth Fund

Share Class I C000192081 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,069,632
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 1,918
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,069,632
Number of Investments:	17
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,918

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	20.7
Vanguard Value ETF	12.9
Vanguard FTSE Developed Markets ETF	12.7
Vanguard Growth ETF	8.7
Vanguard Dividend Appreciation ETF	7.9
Vanguard Total Bond Market ETF	6.7
Vanguard Mortgage-Backed Securities ETF	5.8
Vanguard International Dividend Appreciation ETF	4.1
Vanguard FTSE Emerging Markets ETF	3.8
Vanguard Mid-Cap ETF	3.5
Total Net Assets	86.8

Industry Sector (%)
Long Investments
Domestic Equity	60.5
International Equity	16.8
Domestic Fixed Income	16.8
Emerging Markets Equity	3.8
Securities Lending Collateral	2.1
Emerging Markets Fixed Income	1.9
Total Net Assets	101.9

JNL/Vanguard Growth ETF Allocation Fund

Share Class I C000192069 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 556,578
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 548
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	556,578
Number of Investments:	20
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	548

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Bond Market ETF	18.1
Vanguard Mortgage-Backed Securities ETF	16.7
Vanguard Total Stock Market ETF	10.0
Vanguard Value ETF	7.3
Vanguard FTSE Developed Markets ETF	6.7
Vanguard Short-Term Corporate Bond ETF	6.4
Vanguard Intermediate-Term Treasury ETF	5.9
Vanguard Growth ETF	5.5
JNL Government Money Market Fund, 5.31% - Class SL	5.1
Vanguard Emerging Markets Government Bond ETF	4.9
Total Net Assets	86.6

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	31.9
International Equity	8.7
Securities Lending Collateral	5.1
Emerging Markets Fixed Income	4.9
Emerging Markets Equity	2.1
Short Term Investments	0.0
Total Net Assets	105.1

JNL/Vanguard Moderate ETF Allocation Fund

Share Class I C000192079 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 938,703
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 929
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	938,703
Number of Investments:	19
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	929

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Vanguard Total Stock Market ETF	15.7
Vanguard Total Bond Market ETF	11.1
Vanguard Value ETF	11.0
Vanguard Mortgage-Backed Securities ETF	10.7
Vanguard FTSE Developed Markets ETF	9.6
Vanguard Growth ETF	7.7
Vanguard Dividend Appreciation ETF	5.2
Vanguard Emerging Markets Government Bond ETF	3.9
Vanguard Short-Term Corporate Bond ETF	3.9
Vanguard Intermediate-Term Treasury ETF	3.9
Total Net Assets	82.7

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	33.9
International Equity	12.6
Emerging Markets Fixed Income	3.9
Securities Lending Collateral	3.1
Emerging Markets Equity	2.8
Total Net Assets	103.1

JNL/Vanguard Moderate Growth ETF Allocation Fund

Share Class I C000225787 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Bond Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.07%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
Net Assets	$ 1,034,316
Holdings Count | Holdings	3,477
Advisory Fees Paid, Amount	$ 358
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,034,316
Number of Investments:	3,477
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	358

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.7
Treasury, United States Department of, 0.63%, 08/15/30	0.6
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	0.6
Treasury, United States Department of, 0.88%, 11/15/30	0.5
Treasury, United States Department of, 4.50%, 11/15/33	0.5
Federal National Mortgage Association, Inc., 6.00%, 07/15/54	0.5
Federal National Mortgage Association, Inc., 6.50%, 07/15/54	0.5
Treasury, United States Department of, 1.25%, 08/15/31	0.5
Treasury, United States Department of, 3.13%, 11/15/28	0.5
Treasury, United States Department of, 2.63%, 02/15/29	0.5
Total Net Assets	9.4

Industry Sector (%)
Long Investments
Government Securities	45.3
U.S. Government Agency MBS	26.8
Financials	9.3
Other Short Term Investments	4.6
Health Care	2.8
Utilities	2.4
Information Technology	1.9
Consumer Staples	1.8
Energy	1.8
Communication Services	1.8
Other Sectors	6.2
Total Net Assets	104.7
Short Investments
U.S. Government Agency MBS	-0.5
Total Net Assets	-0.5

JNL Bond Index Fund

Share Class I C000225789 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 850,184
Holdings Count | Holdings	1,601
Advisory Fees Paid, Amount	$ 605
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	850,184
Number of Investments:	1,601
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	605

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.9
Samsung Electronics Co., Ltd.	3.7
Tencent Holdings Limited	3.6
Reliance Industries Limited	1.9
Alibaba Group Holding Limited	1.9
MSCI Emerging Markets Index Open Futures Contract	1.6
HDFC Bank Limited	1.4
SK Hynix Inc.	1.2
Pinduoduo (Shanghai) Network Technology Co., Ltd.	1.1
International Holdings Limited	1.0
Total Net Assets	26.3

Country (%)
Long Investments
China	23.1
India	21.5
Taiwan	19.1
South Korea	11.6
Brazil	3.9
Saudi Arabia	3.7
South Africa	2.6
United States of America	2.5
United Arab Emirates	2.3
Mexico	2.1
Other Countries	9.6
Total Net Assets	102.0

JNL Emerging Markets Index Fund

Industry Sector (%)
Long Investments
Information Technology	24.0
Financials	21.7
Consumer Discretionary	11.9
Industrials	8.4
Communication Services	8.0
Materials	6.9
Energy	5.7
Consumer Staples	5.2
Utilities	3.3
Health Care	3.0
Other Sectors	3.9
Total Net Assets	102.0

Share Class I C000225788 [Member}
Shareholder Report [Line Items]
Fund Name	JNL International Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,261,570
Holdings Count | Holdings	777
Advisory Fees Paid, Amount	$ 1,088
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,261,570
Number of Investments:	777
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	2.9
ASML Holding N.V.	2.4
Nestle S.A. - Class N	1.6
Toyota Motor Corporation	1.5
AstraZeneca PLC	1.5
Shell PLC - Class A	1.4
Novartis AG - Class N	1.3
SAP SE	1.3
LVMH Moet Hennessy Louis Vuitton	1.2
Roche Holding AG	1.2
Total Net Assets	16.3

Country (%)
Long Investments
Japan	24.4
United Kingdom	14.9
France	10.4
Switzerland	9.4
Germany	8.2
Australia	7.3
Netherlands	4.9
Denmark	4.0
Sweden	3.4
Spain	2.5
Other Countries	11.1
Total Net Assets	100.5
Short Investments
Multi-National	-0.4
Japan	-0.3
Australia	-0.1
United Kingdom	-0.1
Total Net Assets	-0.9

JNL International Index Fund

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	16.9
Health Care	13.4
Consumer Discretionary	11.3
Information Technology	8.7
Consumer Staples	8.4
Materials	6.7
Energy	4.4
Communication Services	3.9
Utilities	3.1
Other Sectors	3.5
Total Net Assets	100.5
Short Investments
Derivative Instruments	-0.9
Total Net Assets	-0.9

Share Class I C000225785 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Mid Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,376,381
Holdings Count | Holdings	405
Advisory Fees Paid, Amount	$ 1,357
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,376,381
Number of Investments:	405
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	1,357

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.8
Pure Storage, Inc. - Class A	0.7
Carlisle Companies Incorporated	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical Inc.	0.6
Burlington Stores, Inc.	0.6
Total Net Assets	6.5

Industry Sector (%)
Long Investments
Industrials	22.0
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.4
Health Care	9.2
Real Estate	7.2
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.8

JNL Mid Cap Index Fund

Share Class I C000225786 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Small Cap Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,435,883
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 994
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,435,883
Number of Investments:	608
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	994

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	0.9
Abercrombie & Fitch Co. - Class A	0.8
Fabrinet	0.7
The Ensign Group, Inc.	0.6
SPS Commerce, Inc.	0.6
ATI Inc.	0.6
SPX Technologies, Inc.	0.5
Comerica Incorporated	0.5
Mueller Industries, Inc.	0.5
Robert Half Inc.	0.5
Total Net Assets	6.2

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	17.3
Consumer Discretionary	14.1
Information Technology	12.8
Health Care	10.3
Real Estate	7.2
Materials	5.7
Energy	5.2
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	4.2
Total Net Assets	101.3

JNL Small Cap Index Fund

Share Class I C000192217 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.93%
Net Assets	$ 762,476
Holdings Count | Holdings	1,415
Advisory Fees Paid, Amount	$ 5,257
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	762,476
Number of Investments:	1,415
Portfolio Turnover (%):	71
Total Advisory Fees Paid ($):	5,257

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	56.4
Corporate Bonds And Notes	27.0
Other Short Term Investments	18.6
Non-U.S. Government Agency Asset-Backed Securities	12.0
Open Futures Contracts	4.9
Contracts For Difference	4.7
Government And Agency Obligations	3.2
Total Return Swap Agreements	1.5
Open Forward Foreign Currency Contracts	1.4
Other Equity Interests	0.6
Other Asset Classes	0.6
Total Net Assets	130.9
Short Investments
Common Stocks	-19.1
Contracts For Difference	-5.8
Total Return Swap Agreements	-4.6
Investment Companies	-3.3
Short Term Investments	-3.0
Open Futures Contracts	-1.9
Corporate Bonds And Notes	-0.1
Open Forward Foreign Currency Contracts	-0.1
Preferred Stocks	0.0
Option Contracts	0.0
Total Net Assets	-37.9

JNL Multi-Manager Alternative Fund

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	15.2
Meta Platforms, Inc. - Class A	3.5
United States Long Bond Open Futures Contract	2.6
Alphabet Inc. - Class A	2.4
Amazon.com, Inc.	2.1
Hess Corporation	1.9
Oracle Corporation	1.8
Treasury, United States Department of, 5.11%, 07/11/24	1.7
Treasury, United States Department of, 5.32%, 09/05/24	1.7
Netflix, Inc.	1.7
Total Net Assets	34.6

Industry Sector (%)
Long Investments
Other Short Term Investments	18.6
Information Technology	14.0
Communication Services	13.4
Derivative Instruments	12.6
Non-U.S. Government Agency ABS	12.0
Health Care	11.9
Consumer Discretionary	11.5
Financials	11.1
Industrials	8.4
Materials	5.3
Other Sectors	12.1
Total Net Assets	130.9
Short Investments
Derivative Instruments	-12.4
Information Technology	-6.7
Consumer Discretionary	-4.8
Investment Companies	-3.3
Other Short Term Investments	-3.0
Industrials	-2.7
Health Care	-1.8
Financials	-1.0
Materials	-0.6
Communication Services	-0.6
Other Sectors	-1.0
Total Net Assets	-37.9

64

JNL Multi-Manager Alternative Fund

Share Class I C000067997 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 870,166
Holdings Count | Holdings	242
Advisory Fees Paid, Amount	$ 3,362
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	870,166
Number of Investments:	242
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,362

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	5.6
Samsung Electronics Co., Ltd.	2.2
ICICI Bank Limited	2.0
SK Hynix Inc.	1.8
Baltic Classifieds Group PLC	1.7
MediaTek Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	1.4
Naspers Limited - Class N	1.4
Grupa Pracuj Spolka Akcyjna	1.4
NU Holdings Ltd. - Class A	1.3
Total Net Assets	20.3

Country (%)
Long Investments
India	17.4
China	14.0
Taiwan	12.5
Brazil	9.7
South Korea	8.2
United States of America	4.0
Poland	3.8
Mexico	3.6
Indonesia	3.3
South Africa	3.2
Other Countries	20.2
Total Net Assets	99.9
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL Multi-Manager Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	23.2
Financials	19.3
Industrials	14.9
Consumer Discretionary	12.1
Communication Services	7.8
Consumer Staples	6.0
Energy	4.4
Materials	4.2
Utilities	3.4
Health Care	1.6
Other Sectors	3.0
Total Net Assets	99.9
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class I C000202638 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 668,691
Holdings Count | Holdings	337
Advisory Fees Paid, Amount	$ 2,507
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	668,691
Number of Investments:	337
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,507

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.5
Hypoport SE - Class N	1.4
Games Workshop Group PLC	1.0
Global Unichip Corp.	1.0
Bper Banca S.P.A.	0.9
Birlasoft Solutions Ltda	0.9
ASPEED Technology Inc.	0.9
Unipol Gruppo S.p.A.	0.9
Addtech AB - Class B	0.9
Celestica Inc.	0.9
Total Net Assets	10.3

Country (%)
Long Investments
Japan	21.5
Taiwan	9.0
United Kingdom	7.5
Canada	5.9
Sweden	5.2
Italy	5.0
India	5.0
South Korea	4.5
Australia	4.3
Germany	3.9
Other Countries	28.5
Total Net Assets	100.3

JNL Multi-Manager International Small Cap Fund

Industry Sector (%)
Long Investments
Information Technology	22.9
Industrials	20.8
Financials	16.6
Consumer Discretionary	11.9
Communication Services	6.5
Health Care	4.1
Energy	4.0
Materials	3.8
Utilities	2.7
Real Estate	2.5
Other Sectors	4.5
Total Net Assets	100.3

Share Class I C000192221 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,334,915
Holdings Count | Holdings	298
Advisory Fees Paid, Amount	$ 4,548
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,334,915
Number of Investments:	298
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	4,548

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	4.0
Fair Isaac Corporation	1.7
The Clorox Company	1.5
Dentsply Sirona Inc.	1.4
Celsius Holdings, Inc.	1.2
3M Company	1.2
Henkel AG & Co. KGaA	1.1
Freshpet, Inc.	1.1
Mettler-Toledo International Inc.	1.0
McCormick & Company, Incorporated	1.0
Total Net Assets	15.2

Industry Sector (%)
Long Investments
Industrials	17.0
Information Technology	16.4
Health Care	15.1
Financials	12.3
Consumer Staples	10.6
Consumer Discretionary	9.1
Utilities	4.8
Other Short Term Investments	4.0
Materials	3.7
Real Estate	3.3
Other Sectors	3.7
Total Net Assets	100.0

JNL Multi-Manager Mid Cap Fund

Share Class I C000067991 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 2,274,606
Holdings Count | Holdings	504
Advisory Fees Paid, Amount	$ 6,477
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,606
Number of Investments:	504
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	6,477

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.8
Ryan Specialty Group Holdings, Inc. - Class A	1.8
Saia, Inc.	1.2
Indie Semiconductor, Inc. - Class A	1.2
Fair Isaac Corporation	1.1
Shift4 Payments, LLC - Class A	1.1
nCino OpCo, Inc.	1.1
Ollie's Bargain Outlet Holdings, Inc.	1.0
Chart Industries, Inc.	1.0
SPS Commerce, Inc.	1.0
Total Net Assets	13.3

Industry Sector (%)
Long Investments
Information Technology	24.6
Industrials	21.1
Health Care	17.6
Financials	12.1
Consumer Discretionary	9.5
Communication Services	4.4
Consumer Staples	3.5
Other Short Term Investments	2.8
Energy	1.6
Materials	1.5
Other Sectors	1.2
Total Net Assets	99.9

JNL Multi-Manager Small Cap Growth Fund

Share Class I C000067994 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,750,354
Holdings Count | Holdings	272
Advisory Fees Paid, Amount	$ 5,852
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,750,354
Number of Investments:	272
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,852

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.9
White Mountains Insurance Group Ltd	1.6
Air Lease Corporation - Class A	1.5
ACI Worldwide, Inc.	1.5
Element Solutions Inc.	1.5
Hillman Solutions Corp. - Class A	1.5
Addus HomeCare Corporation	1.4
APi Group Corp	1.3
Vm Consolidated, Inc. - Class A	1.3
Wintrust Financial Corporation	1.2
Total Net Assets	14.7

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	19.2
Consumer Discretionary	14.4
Health Care	10.7
Information Technology	8.8
Consumer Staples	5.5
Real Estate	3.9
Energy	3.7
Materials	3.5
Utilities	2.6
Other Sectors	2.9
Total Net Assets	100.3

JNL Multi-Manager Small Cap Value Fund

Share Class I C000239074 [Member}
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager U.S. Select Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 689,064
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 1,563
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	689,064
Number of Investments:	54
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	1,563

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	7.8
Amazon.com, Inc.	6.9
Microsoft Corporation	6.5
Meta Platforms, Inc. - Class A	5.9
Eli Lilly and Company	5.8
Visa Inc. - Class A	3.6
AppLovin Corporation - Class A	3.2
Broadcom Inc.	2.7
McKesson Corporation	2.7
Novo Nordisk A/S	2.6
Total Net Assets	47.7

Industry Sector (%)
Long Investments
Information Technology	35.8
Health Care	13.9
Communication Services	8.9
Industrials	8.8
Consumer Staples	8.4
Financials	8.3
Consumer Discretionary	7.9
Utilities	4.2
Energy	2.2
Materials	0.8
Other Sectors	0.5
Total Net Assets	99.7

JNL Multi-Manager U.S. Select Equity Fund

Share Class I C000192047 [Member}
Shareholder Report [Line Items]
Fund Name	JNL S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 452,830
Holdings Count | Holdings	506
Advisory Fees Paid, Amount	$ 62
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	452,830
Number of Investments:	506
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	62

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.1
NVIDIA Corporation	6.5
Apple Inc.	6.5
Amazon.com, Inc.	3.8
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Eli Lilly and Company	1.6
Broadcom Inc.	1.5
Total Net Assets	35.2

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.2
Health Care	11.6
Consumer Discretionary	9.8
Communication Services	9.2
Industrials	8.0
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Other Sectors	4.1
Total Net Assets	100.5

JNL S&P 500 Index Fund

Share Class I C000234520 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/AB Sustainable Global Thematic Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 20,415
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 63
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	20,415
Number of Investments:	86
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	63

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
USD/GBP Open Forward Foreign Currency Contract	6.4
NVIDIA Corporation	3.5
Microsoft Corporation	3.4
Waste Management, Inc.	3.0
Visa Inc. - Class A	3.0
Taiwan Semiconductor Manufacturing Company Limited	2.9
NextEra Energy, Inc.	2.7
Flex Ltd.	2.6
Adobe Inc.	2.5
ASML Holding N.V.	2.4
Total Net Assets	32.4

JNL/AB Sustainable Global Thematic Fund

Country (%)
Long Investments
United States of America	76.1
United Kingdom	9.6
Netherlands	4.7
Switzerland	3.2
Germany	3.0
Taiwan	2.9
Ireland	2.3
Japan	2.0
Brazil	1.9
India	1.7
Other Countries	5.7
Total Net Assets	113.1
Short Investments
Japan	-3.6
China	-2.8
Multi-National	-2.7
Australia	-1.8
Canada	-1.3
South Korea	-1.2
Brazil	-1.2
Sweden	-0.5
India	-0.3
Singapore	-0.3
Other Countries	-0.9
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Information Technology	41.4
Industrials	16.4
Health Care	16.4
Financials	14.6
Derivative Instruments	13.6
Consumer Staples	3.9
Utilities	2.7
Consumer Discretionary	2.7
Other Short Term Investments	0.8
Energy	0.6
Total Net Assets	113.1
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

JNL/AB Sustainable Global Thematic Fund

Share Class I C000210326 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/AQR Large Cap Defensive Style Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 409,015
Holdings Count | Holdings	158
Advisory Fees Paid, Amount	$ 811
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	409,015
Number of Investments:	158
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	811

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	3.0
S&P 500 Index Open Futures Contract	2.1
Vertex Pharmaceuticals Incorporated	1.7
Costco Wholesale Corporation	1.6
Eli Lilly and Company	1.6
Meta Platforms, Inc. - Class A	1.6
Walmart Inc.	1.6
Alphabet Inc. - Class A	1.6
McKesson Corporation	1.5
T-Mobile US, Inc.	1.5
Total Net Assets	17.8

Industry Sector (%)
Long Investments
Health Care	19.1
Consumer Staples	18.1
Financials	12.4
Industrials	12.3
Information Technology	11.9
Consumer Discretionary	8.9
Communication Services	8.8
Energy	3.5
Other Short Term Investments	3.0
Derivative Instruments	2.1
Other Sectors	1.9
Total Net Assets	102.0

JNL/AQR Large Cap Defensive Style Fund

Share Class I C000192071 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Baillie Gifford International Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Baillie Gifford International Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 753,627
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 1,996
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	753,627
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,996

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
MercadoLibre, Inc.	6.4
ASML Holding N.V.	6.2
Taiwan Semiconductor Manufacturing Company Limited	5.4
Spotify Technology S.A.	4.9
NVIDIA Corporation	4.3
Adyen N.V.	4.3
Atlas Copco Aktiebolag - Class A	3.6
Pinduoduo (Shanghai) Network Technology Co., Ltd.	3.3
Ferrari N.V.	3.2
Coupang, Inc. - Class A	3.2
Total Net Assets	44.8

Country (%)
Long Investments
Netherlands	13.0
China	11.2
United States of America	11.1
Sweden	8.9
Argentina	6.4
Taiwan	5.4
Denmark	5.3
France	4.4
Italy	4.0
Japan	3.7
Other Countries	26.1
Total Net Assets	99.5

JNL/Baillie Gifford International Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	25.6
Information Technology	25.3
Financials	14.3
Health Care	12.1
Industrials	9.8
Communication Services	8.5
Consumer Staples	3.0
Materials	0.6
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	99.5

Share Class I C000225791 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Baillie Gifford U.S. Equity Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Baillie Gifford U.S. Equity Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 60,422
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 186
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,422
Number of Investments:	47
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	186

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.2
Amazon.com, Inc.	8.6
The Trade Desk, Inc. - Class A	8.0
Meta Platforms, Inc. - Class A	5.8
Netflix, Inc.	5.2
Shopify Inc. - Class A	5.2
Moderna, Inc.	4.1
Tesla Inc.	4.0
DoorDash, Inc. - Class A	3.7
Cloudflare, Inc. - Class A	3.6
Total Net Assets	58.4

Industry Sector (%)
Long Investments
Information Technology	27.8
Consumer Discretionary	25.1
Communication Services	24.6
Health Care	13.7
Financials	3.1
Industrials	2.4
Real Estate	2.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Consumer Staples	0.6
Other Sectors	0.1
Total Net Assets	101.2

JNL/Baillie Gifford U.S. Equity Growth Fund

Share Class I C000090918 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,776,766
Holdings Count | Holdings	2,417
Advisory Fees Paid, Amount	$ 8,031
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,776,766
Number of Investments:	2,417
Portfolio Turnover (%):	87
Total Advisory Fees Paid ($):	8,031

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	75.6
Common Stocks	65.3
Open Futures Contracts	31.0
Other Short Term Investments	11.9
Open Forward Foreign Currency Contracts	10.8
Corporate Bonds And Notes	9.7
Government And Agency Obligations	6.3
Non-U.S. Government Agency Asset-Backed Securities	3.8
Senior Floating Rate Instruments	2.2
Investment Companies	1.2
Other Asset Classes	1.4
Total Net Assets	219.2
Short Investments
Open Futures Contracts	-48.7
Open Forward Foreign Currency Contracts	-17.4
Interest Rate Swap Agreements	-8.6
Contracts For Difference	-4.1
Credit Default Swap Agreements	-0.8
Option Contracts	-0.2
Total Net Assets	-79.8

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	17.1
United States 5 Year Note Open Futures Contract	13.6
JNL Government Money Market Fund, 5.21% - Class I	10.6
U.S. SOFR Interest Rate Swap Agreement	9.6
U.S. SOFR Interest Rate Swap Agreement	7.4
U.S. SOFR Interest Rate Swap Agreement	7.3
U.S. SOFR Interest Rate Swap Agreement	6.2
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	6.2
Euro BOBL Open Futures Contract	5.1
Microsoft Corporation	3.5
Total Net Assets	86.6

JNL/BlackRock Global Allocation Fund

Country (%)
Long Investments
United States of America	148.6
United Kingdom	15.8
Germany	11.2
Japan	7.2
Brazil	4.6
Multi-National	3.6
France	3.0
Mexico	2.8
Australia	2.6
Netherlands	2.3
Other Countries	17.5
Total Net Assets	219.2
Short Investments
United States of America	-56.4
Japan	-5.0
Multi-National	-3.7
Australia	-2.1
Switzerland	-1.4
Canada	-1.3
China	-1.1
Colombia	-1.1
South Africa	-1.0
United Kingdom	-1.0
Other Countries	-5.7
Total Net Assets	-79.8

Industry Sector (%)
Long Investments
Derivative Instruments	118.6
Information Technology	18.5
Financials	11.4
Other Short Term Investments	11.2
Consumer Discretionary	10.0
Health Care	9.5
Industrials	7.9
Communication Services	6.0
Government Securities	4.7
Energy	4.4
Other Sectors	17.0
Total Net Assets	219.2
Short Investments
Derivative Instruments	-79.8
Total Net Assets	-79.8

JNL/BlackRock Global Allocation Fund

Share Class I C000067999 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 833,173
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,376
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	833,173
Number of Investments:	44
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	2,376

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Shell PLC - Class A	8.4
Exxon Mobil Corporation	6.6
BP P.L.C.	5.1
TotalEnergies SE	3.8
Smurfit Kappa Funding Designated Activity Company	3.7
JNL Government Money Market Fund, 5.31% - Class SL	3.7
Wheaton Precious Metals Corp.	3.6
Rio Tinto PLC	3.5
Nutrien Ltd.	3.4
Glencore PLC	3.4
Total Net Assets	45.2

Country (%)
Long Investments
United States of America	40.8
United Kingdom	22.0
Canada	18.7
Ireland	4.4
France	3.8
Switzerland	3.4
Australia	3.2
Norway	2.6
Italy	1.7
Finland	1.5
Other Countries	1.4
Total Net Assets	103.5

Industry Sector (%)
Long Investments
Materials	56.9
Energy	39.7
Securities Lending Collateral	3.7
Consumer Staples	2.2
Other Short Term Investments	1.0
Total Net Assets	103.5

JNL/BlackRock Global Natural Resources Fund

Share Class I C000067984 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.53%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
Net Assets	$ 5,080,885
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 10,141
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,080,885
Number of Investments:	37
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	10,141

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	13.4
Microsoft Corporation	9.7
Amazon.com, Inc.	9.4
Apple Inc.	7.3
Meta Platforms, Inc. - Class A	5.1
Broadcom Inc.	4.2
Alphabet Inc. - Class A	4.0
Intuit Inc.	3.8
Eli Lilly and Company	3.4
ASML Holding N.V.	3.4
Total Net Assets	63.7

Industry Sector (%)
Long Investments
Information Technology	48.9
Consumer Discretionary	12.4
Communication Services	11.8
Health Care	10.8
Financials	8.6
Industrials	5.3
Real Estate	1.1
Materials	1.0
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/BlackRock Large Cap Select Growth Fund

Share Class I C000067965 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,904,691
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 4,877
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,904,691
Number of Investments:	67
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	4,877

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Rolls-Royce Holdings PLC	4.7
Samsung Electronics Co., Ltd.	4.2
Barclays PLC	3.5
Alstom	3.3
Shell PLC - Class A	3.2
Roche Holding AG	2.9
BP P.L.C.	2.9
Kering	2.8
Prudential Public Limited Company	2.6
Enel S.p.A	2.5
Total Net Assets	32.6

Country (%)
Long Investments
United Kingdom	33.3
France	15.5
Japan	10.6
Germany	8.3
Netherlands	6.0
Switzerland	4.7
South Korea	4.7
Italy	4.6
Spain	3.1
Belgium	1.7
Other Countries	7.7
Total Net Assets	100.2
Short Investments
Hong Kong	0.0
Total Net Assets	0.0

JNL/Causeway International Value Select Fund

Industry Sector (%)
Long Investments
Industrials	17.3
Financials	17.1
Information Technology	14.5
Health Care	12.9
Consumer Staples	12.0
Energy	6.1
Consumer Discretionary	5.4
Utilities	4.4
Materials	4.3
Communication Services	3.6
Other Sectors	2.6
Total Net Assets	100.2
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class I C000192057 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/ClearBridge Large Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 1,794,733
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 4,143
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,794,733
Number of Investments:	42
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	4,143

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	10.4
Amazon.com, Inc.	8.3
Microsoft Corporation	8.1
Meta Platforms, Inc. - Class A	5.6
Apple Inc.	4.5
Visa Inc. - Class A	4.2
Netflix, Inc.	3.5
UnitedHealth Group Incorporated	3.1
Intuitive Surgical, Inc.	2.4
Palo Alto Networks, Inc.	2.3
Total Net Assets	52.4

Industry Sector (%)
Long Investments
Information Technology	38.4
Health Care	14.5
Communication Services	10.4
Consumer Discretionary	9.5
Financials	9.2
Industrials	9.0
Consumer Staples	3.6
Real Estate	1.7
Materials	1.6
Other Short Term Investments	1.1
Other Sectors	1.1
Total Net Assets	100.1

JNL/ClearBridge Large Cap Growth Fund

Share Class I C000210330 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 324,910
Holdings Count | Holdings	1,053
Advisory Fees Paid, Amount	$ 714
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	324,910
Number of Investments:	1,053
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	714

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	1.2
TotalEnergies SE	1.1
Shell PLC - Class A	1.1
Toyota Motor Corporation	1.0
Nestle S.A. - Class N	0.8
JNL Government Money Market Fund, 5.31% - Class SL	0.8
Novartis AG - Class N	0.7
ASML Holding N.V.	0.7
BP P.L.C.	0.6
Roche Holding AG	0.6
Total Net Assets	8.6

Country (%)
Long Investments
Japan	21.7
United Kingdom	12.9
Canada	10.4
Switzerland	8.0
France	7.8
Germany	7.4
Australia	6.0
Netherlands	4.1
Sweden	3.0
Denmark	2.9
Other Countries	15.5
Total Net Assets	99.7

JNL/DFA International Core Equity Fund

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	18.6
Consumer Discretionary	10.7
Materials	10.0
Energy	9.3
Health Care	7.7
Consumer Staples	6.9
Information Technology	6.5
Communication Services	4.5
Utilities	3.2
Other Sectors	2.9
Total Net Assets	99.7

Share Class I C000067990 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,404,167
Holdings Count | Holdings	2,206
Advisory Fees Paid, Amount	$ 2,721
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,167
Number of Investments:	2,206
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,721

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	5.1
Apple Inc.	4.7
Microsoft Corporation	4.7
Amazon.com, Inc.	2.4
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.5
Alphabet Inc. - Class C	1.3
Eli Lilly and Company	1.2
JPMorgan Chase & Co.	1.1
Exxon Mobil Corporation	1.1
Total Net Assets	24.8

Industry Sector (%)
Long Investments
Information Technology	25.6
Financials	14.5
Industrials	12.6
Consumer Discretionary	10.9
Health Care	10.4
Communication Services	7.9
Consumer Staples	5.9
Energy	5.7
Materials	3.7
Utilities	2.2
Other Sectors	0.6
Total Net Assets	100.0

JNL/DFA U.S. Core Equity Fund

Share Class I C000218179 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 590,657
Holdings Count | Holdings	2,022
Advisory Fees Paid, Amount	$ 1,559
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	590,657
Number of Investments:	2,022
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,559

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Abercrombie & Fitch Co. - Class A	0.4
JNL Government Money Market Fund, 5.31% - Class SL	0.4
e.l.f. Beauty, Inc.	0.3
Onto Innovation Inc.	0.3
Fabrinet	0.3
Gap, Inc., The	0.3
Sprouts Farmers Market, Inc.	0.3
Evercore Inc. - Class A	0.2
Coca-Cola Consolidated, Inc.	0.2
H & R Block, Inc.	0.2
Total Net Assets	2.9

Industry Sector (%)
Long Investments
Industrials	20.1
Financials	18.9
Consumer Discretionary	14.7
Information Technology	12.7
Health Care	10.3
Energy	6.2
Materials	6.1
Consumer Staples	4.3
Communication Services	3.1
Utilities	2.5
Other Sectors	1.3
Total Net Assets	100.2

JNL/DFA U.S. Small Cap Fund

Share Class I C000067976 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 2,888,249
Holdings Count | Holdings	1,711
Advisory Fees Paid, Amount	$ 5,414
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,888,249
Number of Investments:	1,711
Portfolio Turnover (%):	81
Total Advisory Fees Paid ($):	5,414

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	55.2
Government And Agency Obligations	43.4
Corporate Bonds And Notes	24.9
Non-U.S. Government Agency Asset-Backed Securities	23.2
Other Short Term Investments	4.6
Senior Floating Rate Instruments	3.4
Open Forward Foreign Currency Contracts	0.1
Common Stocks	0.0
Warrants	0.0
Total Net Assets	154.8
Short Investments
Open Futures Contracts	-0.8
Total Net Assets	-0.8

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	53.9
Treasury, United States Department of, 0.88%, 11/15/30	4.3
Treasury, United States Department of, 1.13%, 08/15/40	4.2
JNL Government Money Market Fund, 5.21% - Class I	3.1
Treasury, United States Department of, 1.88%, 02/15/41	2.5
Treasury, United States Department of, 0.63%, 05/15/30	2.1
Treasury, United States Department of, 0.63%, 08/15/30	2.0
Treasury, United States Department of, 0.75%, 01/31/28	1.8
Treasury, United States Department of, 1.75%, 08/15/41	1.4
Treasury, United States Department of, 5.31%, 10/01/24	1.4
Total Net Assets	76.7

JNL/DoubleLine Core Fixed Income Fund

Share Class I C000192219 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 553,736
Holdings Count | Holdings	171
Advisory Fees Paid, Amount	$ 1,722
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	553,736
Number of Investments:	171
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,722

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	89.2
Government And Agency Obligations	8.1
Other Short Term Investments	1.0
Total Net Assets	98.3

Top 10 Holdings (%)
Gobierno Federal de los Estados Unidos Mexicanos, 6.34%, 05/04/53	2.4
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	2.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	2.0
Guara Norte S.a r.l., 5.20%, 06/15/34	1.9
Bancolombia SA, 4.63%, 12/18/29	1.9
Departamento Administrativo De La Presidencia De La Republica, 5.00%, 06/15/45	1.7
United Overseas Bank Limited, 1.75%, 03/16/31	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	1.6
Minejesa Capital B.V., 5.63%, 08/10/37	1.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	1.5
Total Net Assets	18.3

JNL/DoubleLine Emerging Markets Fixed Income Fund

Country (%)
Long Investments
Mexico	15.1
Brazil	15.0
Colombia	14.2
Peru	11.5
India	10.6
Indonesia	8.7
Singapore	5.0
Chile	4.2
United States of America	3.5
Panama	2.9
Other Countries	7.6
Total Net Assets	98.3

Share Class I C000159264 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,843,633
Holdings Count | Holdings	675
Advisory Fees Paid, Amount	$ 5,388
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,843,633
Number of Investments:	675
Portfolio Turnover (%):	61
Total Advisory Fees Paid ($):	5,388

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	99.6
Non-U.S. Government Agency Asset-Backed Securities	43.5
Government And Agency Obligations	29.2
Corporate Bonds And Notes	12.6
Other Short Term Investments	9.1
Senior Floating Rate Instruments	5.3
Common Stocks	0.0
Total Net Assets	199.3

Top 10 Holdings (%)
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.4
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	5.2
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.8
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.7
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Schiller Barclays CAPE US Sector II Index Total Return Swap Agreement	4.6
Total Net Assets	50.0

JNL/DoubleLine Shiller Enhanced CAPE Fund

Share Class I C000218181 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 2,017,979
Holdings Count | Holdings	488
Advisory Fees Paid, Amount	$ 4,366
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,017,979
Number of Investments:	488
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	4,366

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	56.3
Open Futures Contracts	54.9
Non-U.S. Government Agency Asset-Backed Securities	40.7
Other Short Term Investments	3.0
Total Net Assets	154.9
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	40.3
United States 5 Year Note Open Futures Contract	13.1
JNL Government Money Market Fund, 5.21% - Class I	3.0
Federal National Mortgage Association, Inc., 2.63%, 04/01/32	2.6
Treasury, United States Department of, 1.88%, 02/15/41	1.9
Treasury, United States Department of, 1.13%, 08/15/40	1.5
Treasury, United States Department of, 1.38%, 11/15/40	1.5
Treasury, United States Department of, 0.75%, 03/31/26	1.4
Government National Mortgage Association, 2.50%, 08/20/51	1.3
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/54	1.3
Total Net Assets	67.9

JNL/DoubleLine Total Return Fund

Share Class I C000067979 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional Asset Management Total Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 1,559,132
Holdings Count | Holdings	2,844
Advisory Fees Paid, Amount	$ 2,915
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,559,132
Number of Investments:	2,844
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,915

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	59.2
Corporate Bonds And Notes	28.6
Non-U.S. Government Agency Asset-Backed Securities	12.4
Open Futures Contracts	6.8
Senior Floating Rate Instruments	5.0
Short Term Investments	3.2
Credit Default Swap Agreements	0.3
Common Stocks	0.1
Option Contracts	0.1
Warrants	0.0
Total Net Assets	115.7
Short Investments
Interest Rate Swap Agreements	-2.1
Open Futures Contracts	-1.2
Credit Default Swap Agreements	-0.3
Government And Agency Obligations	0.0
Total Net Assets	-3.6

JNL/Fidelity Institutional Asset Management Total Bond Fund

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	6.4
Treasury, United States Department of, 3.50%, 02/15/33	5.8
JNL Government Money Market Fund, 5.21% - Class I	2.9
Federal National Mortgage Association, Inc., 2.00%, 08/15/54	2.2
Treasury, United States Department of, 4.00%, 10/31/29	1.9
Treasury, United States Department of, 4.25%, 02/15/54	1.7
Treasury, United States Department of, 4.25%, 02/28/31	1.6
Treasury, United States Department of, 2.25%, 02/15/52	1.5
Treasury, United States Department of, 3.88%, 12/31/29	1.4
Treasury, United States Department of, 4.38%, 05/15/34	1.4
Total Net Assets	26.8

Share Class I C000106864 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 536,452
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,257
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	536,452
Number of Investments:	41
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,257

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	6.3
Transurban Holdings Limited	6.0
Cheniere Energy, Inc.	4.8
American Tower Corporation	4.6
Duke Energy Corporation	4.5
The Southern Company	4.3
National Grid PLC	4.1
Eversource Energy	3.4
Union Pacific Corporation	3.1
Atlas Arteria Limited	3.0
Total Net Assets	44.1

Country (%)
Long Investments
United States of America	56.0
Australia	9.0
United Kingdom	7.4
Mexico	6.4
France	3.8
China	3.7
Switzerland	2.9
Canada	2.6
Japan	2.5
Brazil	2.5
Other Countries	2.7
Total Net Assets	99.5

Industry Sector (%)
Long Investments
Utilities	47.5
Industrials	35.5
Energy	8.7
Real Estate	6.7
Communication Services	1.1
Total Net Assets	99.5

JNL/First Sentier Global Infrastructure Fund

Share Class I C000067995 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,492,993
Holdings Count | Holdings	244
Advisory Fees Paid, Amount	$ 3,913
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,492,993
Number of Investments:	244
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	3,913

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	45.0
Common Stocks	28.9
Government And Agency Obligations	11.6
Equity Linked Structured Notes	10.2
Other Short Term Investments	4.2
Open Futures Contracts	1.6
Preferred Stocks	0.7
Non-U.S. Government Agency Asset-Backed Securities	0.4
Total Net Assets	102.6

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	3.0
JNL Government Money Market Fund, 5.21% - Class I	2.7
Treasury, United States Department of, 3.38%, 08/15/42	1.9
Treasury, United States Department of, 2.75%, 08/15/32	1.8
Community Health Systems, Inc., 10.88%, 01/15/32	1.7
Chevron Corporation	1.7
United States Ultra Bond Open Futures Contract	1.6
JNL Government Money Market Fund, 5.31% - Class SL	1.5
Treasury, United States Department of, 4.50%, 03/31/26	1.3
Tenet Healthcare Corporation, 6.13%, 06/15/30	1.3
Total Net Assets	18.5

JNL/Franklin Templeton Income Fund

Industry Sector (%)
Long Investments
Health Care	13.4
Financials	11.1
Equity Linked Structured Notes	10.2
Government Securities	9.5
Industrials	8.1
Utilities	7.3
Consumer Discretionary	6.9
Consumer Staples	6.6
Energy	6.6
Information Technology	5.9
Other Sectors	17.0
Total Net Assets	102.6

Share Class I C000192208 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 5,292,537
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 6,492
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,292,537
Number of Investments:	140
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	6,492

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	3.5
NetApp, Inc.	2.9
Lam Research Corporation	2.2
Applied Materials, Inc.	2.1
Microsoft Corporation	1.9
KLA Corporation	1.9
Eli Lilly and Company	1.9
AbbVie Inc.	1.8
Broadcom Inc.	1.8
Altria Group, Inc.	1.7
Total Net Assets	21.7

Industry Sector (%)
Long Investments
Information Technology	32.1
Financials	12.6
Health Care	12.6
Consumer Discretionary	9.6
Communication Services	7.5
Consumer Staples	6.2
Industrials	6.1
Real Estate	3.2
Utilities	3.2
Energy	3.1
Other Sectors	3.8
Total Net Assets	100.0

JNL/Goldman Sachs 4 Fund

Share Class I C000192059 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.02%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
Net Assets	$ 966,934
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 3,969
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	966,934
Number of Investments:	78
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,969

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	8.4
ITC Limited	5.3
NVIDIA Corporation	5.2
Broadcom Inc.	3.3
Adani Enterprises Limited	3.1
ASML Holding N.V.	3.1
Adani Ports and Special Economic Zone Limited	2.8
TotalEnergies SE	2.7
State Bank of India	2.6
Adani Green Energy (UP) Limited	2.5
Total Net Assets	39.0

Country (%)
Long Investments
India	35.1
Taiwan	13.0
United States of America	13.0
China	10.5
Brazil	9.7
Indonesia	3.6
Saudi Arabia	3.1
Netherlands	3.1
South Korea	2.8
France	2.7
Other Countries	5.3
Total Net Assets	101.9

JNL/GQG Emerging Markets Equity Fund

Industry Sector (%)
Long Investments
Information Technology	27.4
Financials	17.4
Energy	12.2
Utilities	9.2
Consumer Staples	9.1
Industrials	8.1
Communication Services	5.0
Materials	4.2
Consumer Discretionary	3.8
Health Care	2.1
Other Sectors	3.4
Total Net Assets	101.9

Share Class I C000153489 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Harris Oakmark Global Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Harris Oakmark Global Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 650,912
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,297
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	650,912
Number of Investments:	47
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,297

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	4.3
JNL Government Money Market Fund, 5.21% - Class I	3.9
Bayer Aktiengesellschaft - Class N	3.8
Fiserv, Inc.	3.7
Bank of America Corporation	3.6
Former Charter Communications Parent, Inc. - Class A	3.5
IQVIA Holdings Inc	3.5
Mercedes-Benz Group AG - Class N	3.5
CNH Industrial N.V.	3.4
BNP Paribas	3.4
Total Net Assets	36.6

Country (%)
Long Investments
United States of America	53.7
Germany	13.2
France	9.8
Switzerland	7.5
United Kingdom	6.8
South Korea	3.1
Netherlands	2.2
Denmark	1.6
China	1.6
Total Net Assets	99.5

JNL/Harris Oakmark Global Equity Fund

Industry Sector (%)
Long Investments
Financials	27.9
Health Care	16.3
Consumer Discretionary	15.0
Communication Services	11.6
Industrials	8.8
Information Technology	5.3
Consumer Staples	5.3
Other Short Term Investments	3.9
Energy	3.2
Materials	2.2
Total Net Assets	99.5

Share Class I C000202640 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Heitman U.S. Focused Real Estate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Heitman U.S. Focused Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 118,048
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 560
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	118,048
Number of Investments:	37
Portfolio Turnover (%):	122
Total Advisory Fees Paid ($):	560

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
American Tower Corporation	9.7
ProLogis Inc.	7.5
Welltower Inc.	6.0
Equinix, Inc.	5.9
Extra Space Storage Inc.	5.0
Iron Mountain Incorporated	4.6
Digital Realty Trust, Inc.	4.3
Simon Property Group, Inc.	4.0
UDR, Inc.	3.9
American Homes 4 Rent - Class A	3.4
Total Net Assets	54.3

JNL/Heitman U.S. Focused Real Estate Fund

Share Class I C000192061 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Diversified Dividend Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,017,315
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 2,693
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,315
Number of Investments:	76
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	2,693

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	3.4
Walmart Inc.	3.2
Chevron Corporation	3.0
Microsoft Corporation	2.6
Merck & Co., Inc.	2.5
Wells Fargo & Company	2.5
Analog Devices, Inc.	2.4
Philip Morris International Inc.	2.4
JNL Government Money Market Fund, 5.21% - Class I	2.4
Johnson & Johnson	2.2
Total Net Assets	26.6

Industry Sector (%)
Long Investments
Financials	19.4
Industrials	14.9
Health Care	12.7
Consumer Staples	11.9
Information Technology	10.2
Energy	8.3
Consumer Discretionary	5.6
Utilities	4.6
Materials	4.0
Real Estate	3.0
Other Sectors	5.2
Total Net Assets	99.8

JNL/Invesco Diversified Dividend Fund

Share Class I C000067975 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 1,817,365
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 4,414
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,817,365
Number of Investments:	61
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	4,414

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Alphabet Inc. - Class A	12.1
Meta Platforms, Inc. - Class A	8.3
Novo Nordisk A/S - Class B	5.5
Analog Devices, Inc.	5.1
DLF Limited	4.9
Intuit Inc.	4.2
S&P Global Inc.	3.7
LVMH Moet Hennessy Louis Vuitton	3.5
Airbus SE	3.4
NVIDIA Corporation	3.3
Total Net Assets	54.0

Country (%)
Long Investments
United States of America	58.4
France	8.4
India	6.8
Denmark	5.5
Sweden	4.9
Japan	4.2
Germany	3.7
China	2.3
Netherlands	2.0
Spain	1.2
Other Countries	3.2
Total Net Assets	100.6

JNL/Invesco Global Growth Fund

Industry Sector (%)
Long Investments
Information Technology	30.9
Communication Services	22.0
Health Care	13.0
Industrials	10.3
Consumer Discretionary	10.2
Financials	8.4
Real Estate	4.9
Materials	0.7
Securities Lending Collateral	0.2
Total Net Assets	100.6

Share Class I C000067981 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 1,716,491
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 5,423
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,716,491
Number of Investments:	122
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	5,423

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	2.2
Glaukos Corporation	1.7
Natera, Inc.	1.7
Wingstop Inc.	1.5
Onto Innovation Inc.	1.5
TransMedics Group, Inc.	1.4
Tenet Healthcare Corporation	1.4
Clean Harbors, Inc.	1.4
Guidewire Software, Inc.	1.3
TMX Group Limited	1.3
Total Net Assets	15.4

Industry Sector (%)
Long Investments
Health Care	23.6
Information Technology	22.3
Industrials	19.8
Consumer Discretionary	12.5
Financials	6.0
Consumer Staples	4.6
Energy	4.1
Materials	3.7
Other Short Term Investments	2.2
Real Estate	1.4
Total Net Assets	100.2

JNL/Invesco Small Cap Growth Fund

Share Class I C000138277 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Global Allocation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 983,123
Holdings Count | Holdings	2,039
Advisory Fees Paid, Amount	$ 2,955
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	983,123
Number of Investments:	2,039
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	54.0
Corporate Bonds And Notes	29.1
Open Futures Contracts	27.8
Open Forward Foreign Currency Contracts	10.2
Government And Agency Obligations	9.2
Non-U.S. Government Agency Asset-Backed Securities	4.2
Other Short Term Investments	3.2
Preferred Stocks	0.1
Investment Companies	0.0
Total Net Assets	137.8
Short Investments
Open Forward Foreign Currency Contracts	-11.4
Open Futures Contracts	-5.2
Total Net Assets	-16.6

Top 10 Holdings (%)
S&P 500 Index Open Futures Contract	9.7
United States 10 Year Note Open Futures Contract	6.2
MSCI Emerging Markets Index Open Futures Contract	3.3
Canada 10 Year Bond Open Futures Contract	3.3
Microsoft Corporation	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.7
NVIDIA Corporation	2.4
Amazon.com, Inc.	2.3
Apple Inc.	2.3
Italy Government BTP Bond Open Futures Contract	2.0
Total Net Assets	37.4

JNL/JPMorgan Global Allocation Fund

Country (%)
Long Investments
United States of America	90.8
Canada	6.2
Germany	4.9
United Kingdom	4.5
Japan	4.5
Cayman Islands	3.5
France	3.5
South Korea	2.2
Taiwan	2.0
Switzerland	1.8
Other Countries	13.9
Total Net Assets	137.8
Short Investments
United States of America	-5.0
Japan	-3.9
Multi-National	-2.4
Australia	-1.1
South Korea	-0.8
United Kingdom	-0.5
Indonesia	-0.4
Mexico	-0.4
Canada	-0.3
Thailand	-0.2
Other Countries	-1.6
Total Net Assets	-16.6

Industry Sector (%)
Long Investments
Derivative Instruments	38.1
Financials	15.0
Information Technology	14.9
Consumer Discretionary	11.6
Industrials	9.2
Government Securities	8.8
Health Care	7.0
Communication Services	5.7
Energy	5.4
Consumer Staples	5.3
Other Sectors	16.8
Total Net Assets	137.8
Short Investments
Derivative Instruments	-16.6
Total Net Assets	-16.6

JNL/JPMorgan Global Allocation Fund

Share Class I C000202642 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 896,136
Holdings Count | Holdings	166
Advisory Fees Paid, Amount	$ 2,189
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	896,136
Number of Investments:	166
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,189

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.9
NVIDIA Corporation	7.0
Apple Inc.	6.9
Amazon.com, Inc.	4.4
Meta Platforms, Inc. - Class A	2.8
Alphabet Inc. - Class A	2.4
Alphabet Inc. - Class C	1.8
Exxon Mobil Corporation	1.7
UnitedHealth Group Incorporated	1.5
MasterCard Incorporated - Class A	1.5
Total Net Assets	37.9

Industry Sector (%)
Long Investments
Information Technology	32.0
Financials	12.3
Health Care	11.6
Consumer Discretionary	11.4
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.7
Energy	3.7
Utilities	2.3
Materials	2.0
Other Sectors	4.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	-0.8
Total Net Assets	-0.8

JNL/JPMorgan Hedged Equity Fund

Share Class I C000067993 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,286,353
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 8,052
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,353
Number of Investments:	112
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	8,052

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
The Trade Desk, Inc. - Class A	2.5
Vertiv Holdings Co - Class A	2.0
DexCom, Inc.	1.9
Booz Allen Hamilton Holding Corporation - Class A	1.8
Entegris, Inc.	1.7
HEICO Corporation - Class A	1.7
Monolithic Power Systems, Inc.	1.7
Datadog, Inc. - Class A	1.6
Super Micro Computer, Inc.	1.6
HubSpot, Inc.	1.6
Total Net Assets	18.1

Industry Sector (%)
Long Investments
Information Technology	25.0
Industrials	19.6
Health Care	16.9
Consumer Discretionary	12.6
Financials	12.0
Communication Services	4.0
Consumer Staples	3.2
Energy	3.1
Other Short Term Investments	0.7
Utilities	0.6
Other Sectors	0.6
Total Net Assets	98.3

JNL/JPMorgan MidCap Growth Fund

Share Class I C000067980 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 1,285,484
Holdings Count | Holdings	309
Advisory Fees Paid, Amount	$ 1,972
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,285,484
Number of Investments:	309
Portfolio Turnover (%)	0
Total Advisory Fees Paid ($):	1,972

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	80.2
Non-U.S. Government Agency Asset-Backed Securities	8.9
Corporate Bonds And Notes	7.5
Other Short Term Investments	2.9
Total Net Assets	99.5

Top 10 Holdings (%)
Treasury, United States Department of, 2.25%, 02/15/27	4.8
Treasury, United States Department of, 3.75%, 11/15/43	3.3
Treasury, United States Department of, 1.38%, 02/15/44	3.0
JNL Government Money Market Fund, 5.21% - Class I	3.0
Treasury, United States Department of, 2.25%, 08/15/27	2.9
Treasury, United States Department of, 2.00%, 11/15/41	2.7
Federal National Mortgage Association, Inc., 1.90%, 12/01/31	2.2
Treasury, United States Department of, 2.63%, 01/31/26	1.9
Federal National Mortgage Association, Inc., 4.50%, 08/01/52	1.8
Treasury, United States Department of, 0.63%, 03/31/27	1.8
Total Net Assets	27.4

JNL/JPMorgan U.S. Government & Quality Bond Fund

Share Class I C000068003 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,721,367
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 4,063
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,721,367
Number of Investments:	92
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	4,063

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Wells Fargo & Company	2.8
ConocoPhillips	2.6
UnitedHealth Group Incorporated	2.5
Bank of America Corporation	2.4
Berkshire Hathaway Inc. - Class B	2.2
Chevron Corporation	2.2
Exxon Mobil Corporation	2.0
Analog Devices, Inc.	2.0
CSX Corporation	1.9
Morgan Stanley	1.9
Total Net Assets	22.5

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	15.8
Industrials	14.9
Information Technology	8.8
Energy	8.3
Consumer Discretionary	7.6
Consumer Staples	6.1
Materials	5.0
Communication Services	4.4
Utilities	4.0
Other Sectors	1.5
Total Net Assets	99.9

JNL/JPMorgan U.S. Value Fund

Share Class I C000218183 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Lazard International Strategic Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lazard International Strategic Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 483,414
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 1,609
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	483,414
Number of Investments:	58
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,609

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	5.5
ASML Holding N.V.	4.4
Relx PLC	3.3
Icon Public Limited Company	3.0
Siemens Aktiengesellschaft - Class N	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.5
AON Public Limited Company - Class A	2.5
Coca-Cola Europacific Partners PLC	2.4
Airbus SE	2.3
ABB Ltd - Class N	2.2
Total Net Assets	30.6

Country (%)
Long Investments
United Kingdom	17.2
Japan	17.0
Germany	11.2
United States of America	9.2
Denmark	7.5
Ireland	6.8
Netherlands	5.6
Canada	5.4
France	5.0
Switzerland	3.6
Other Countries	11.2
Total Net Assets	99.7

JNL/Lazard International Strategic Equity Fund

Industry Sector (%)
Long Investments
Industrials	28.0
Information Technology	17.4
Health Care	13.9
Financials	13.5
Consumer Staples	7.1
Consumer Discretionary	5.1
Communication Services	3.8
Utilities	3.7
Materials	3.2
Other Short Term Investments	2.5
Other Sectors	1.5
Total Net Assets	99.7

Share Class I C000202643 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 728,004
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 1,968
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,004
Number of Investments:	45
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,968

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	7.3
Amazon.com, Inc.	6.6
MercadoLibre, Inc.	6.1
Alphabet Inc. - Class A	5.9
Netflix, Inc.	4.3
Microsoft Corporation	4.3
Oracle Corporation	4.0
Tesla Inc.	3.9
Boeing Company, The	3.7
Novo Nordisk A/S - Class B	3.7
Total Net Assets	49.8

Country (%)
Long Investments
United States of America	57.9
China	7.5
Switzerland	6.8
Argentina	6.1
United Kingdom	5.8
Netherlands	4.8
Denmark	3.7
Canada	3.1
Japan	1.6
Brazil	1.5
Other Countries	1.0
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund

Industry Sector (%)
Long Investments
Consumer Discretionary	22.1
Communication Services	21.1
Information Technology	20.5
Health Care	14.9
Industrials	9.1
Financials	7.8
Consumer Staples	3.5
Other Short Term Investments	0.8
Total Net Assets	99.8

Share Class I C000218176 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 662,717
Holdings Count | Holdings	716
Advisory Fees Paid, Amount	$ 1,203
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,717
Number of Investments:	716
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,203

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	62.6
Open Futures Contracts	30.3
Non-U.S. Government Agency Asset-Backed Securities	29.0
Senior Floating Rate Instruments	4.7
Government And Agency Obligations	2.4
Other Short Term Investments	0.4
Total Net Assets	129.4
Short Investments
Open Futures Contracts	-8.6
Total Net Assets	-8.6

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	30.3
Treasury, United States Department of, 0.13%, 04/15/25	0.8
OneMain Financial Issuance Trust 2022-3, Series 2022-A-3A, 5.94%, 04/14/26	0.6
Bayer US Finance II LLC, 4.25%, 12/15/25	0.6
Toyota Auto Loan Extended Note Trust 2021-1, Series 2021-A-1A, 1.07%, 02/25/26	0.6
GA Global Funding Trust, 0.80%, 09/13/24	0.6
Citigroup Inc., 3.11%, 04/08/26	0.6
Imperial Brands Finance PLC, 3.13%, 07/26/24	0.6
System Energy Resources, Inc., 6.00%, 04/15/28	0.6
Danske Bank A/S, 1.62%, 09/11/26	0.6
Total Net Assets	35.9

JNL/Lord Abbett Short Duration Income Fund

Country (%)
Long Investments
United States of America	104.8
Cayman Islands	4.1
United Kingdom	3.8
Ireland	2.5
France	1.8
Switzerland	1.6
Canada	1.5
Germany	1.5
Denmark	1.4
Netherlands	1.2
Other Countries	5.2
Total Net Assets	129.4
Short Investments
United States of America	-8.6
Total Net Assets	-8.6

Share Class I C000218200 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.30%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%
Net Assets	$ 832,619
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 636
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	832,619
Number of Investments:	58
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	636

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Meta Platforms, Inc. - Class A	24.1
Alphabet Inc. - Class A	23.3
Alphabet Inc. - Class C	20.9
Netflix, Inc.	6.3
Walt Disney Company, The	4.0
Verizon Communications Inc.	3.8
Comcast Corporation - Class A	3.3
AT&T Inc.	3.0
T-Mobile US, Inc.	1.5
JNL Government Money Market Fund, 5.21% - Class I	0.8
Total Net Assets	91.0

JNL/Mellon Communication Services Sector Fund

Share Class I C000218203 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,408,174
Holdings Count | Holdings	169
Advisory Fees Paid, Amount	$ 1,302
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,408,174
Number of Investments:	169
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	1,302

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Amazon.com, Inc.	20.4
Tesla Inc.	12.3
Home Depot, Inc. , The	7.7
McDonald's Corporation	4.1
Booking Holdings Inc.	3.0
Lowe`s Companies, Inc.	2.8
TJX Companies, Inc., The	2.8
NIKE, Inc. - Class B	2.0
Starbucks Corporation	2.0
Chipotle Mexican Grill, Inc.	1.9
Total Net Assets	59.0

JNL/Mellon Consumer Discretionary Sector Fund

Share Class I C000192049 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 394,447
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 376
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	394,447
Number of Investments:	68
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	376

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Procter & Gamble Company, The	11.7
Costco Wholesale Corporation	11.4
Walmart Inc.	8.9
Coca-Cola Company, The	7.6
PepsiCo, Inc.	6.9
Philip Morris International Inc.	4.9
Mondelez International, Inc. - Class A	2.8
Colgate-Palmolive Company	2.6
Altria Group, Inc.	2.6
Target Corporation	2.3
Total Net Assets	61.7

JNL/Mellon Consumer Staples Sector Fund

Share Class I C000218192 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,278,733
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 1,152
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,278,733
Number of Investments:	32
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,152

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
UnitedHealth Group Incorporated	8.5
Goldman Sachs Group Inc, The	7.6
Microsoft Corporation	7.5
Home Depot, Inc. , The	5.7
Caterpillar Inc.	5.6
Amgen Inc.	5.2
Visa Inc. - Class A	4.4
Salesforce, Inc.	4.3
McDonald's Corporation	4.3
American Express Company	3.9
Total Net Assets	57.0

Industry Sector (%)
Long Investments
Financials	22.6
Information Technology	19.5
Health Care	18.3
Consumer Discretionary	14.5
Industrials	13.9
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3
Materials	0.9
Derivative Instruments	0.5
Other Sectors	0.4
Total Net Assets	100.5

JNL/Mellon Dow Index Fund

Share Class I C000218205 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,992,062
Holdings Count | Holdings	67
Advisory Fees Paid, Amount	$ 1,759
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,992,062
Number of Investments:	67
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,759

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Exxon Mobil Corporation	26.6
Chevron Corporation	13.8
ConocoPhillips	6.9
EOG Resources, Inc.	3.7
Schlumberger Limited	3.5
Marathon Petroleum Corporation	3.1
Phillips 66	3.1
Williams Companies, Inc., The	2.6
Valero Energy Corporation	2.6
ONEOK, Inc.	2.4
Total Net Assets	68.3

JNL/Mellon Energy Sector Fund

Share Class I C000218206 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,274,475
Holdings Count | Holdings	185
Advisory Fees Paid, Amount	$ 1,156
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,274,475
Number of Investments:	185
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,156

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	11.6
JPMorgan Chase & Co.	9.2
Visa Inc. - Class A	6.6
MasterCard Incorporated - Class A	5.8
Bank of America Corporation	4.3
Wells Fargo & Company	3.3
Goldman Sachs Group Inc, The	2.3
S&P Global Inc.	2.2
American Express Company	2.1
Morgan Stanley	1.9
Total Net Assets	49.3

JNL/Mellon Financial Sector Fund

Share Class I C000218208 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 3,343,455
Holdings Count | Holdings	158
Advisory Fees Paid, Amount	$ 2,907
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,343,455
Number of Investments:	158
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,907

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	12.8
UnitedHealth Group Incorporated	7.8
Johnson & Johnson	5.9
Merck & Co., Inc.	5.3
AbbVie Inc.	5.1
Thermo Fisher Scientific Inc.	3.5
Abbott Laboratories	3.0
Danaher Corporation	2.8
Amgen Inc.	2.8
Pfizer Inc.	2.7
Total Net Assets	51.7

JNL/Mellon Healthcare Sector Fund

Share Class I C000192053 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 247,645
Holdings Count | Holdings	210
Advisory Fees Paid, Amount	$ 236
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	247,645
Number of Investments:	210
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	236

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
General Electric Company	3.9
Caterpillar Inc.	3.7
Honeywell International Inc.	3.1
Union Pacific Corporation	3.1
RTX Corporation	3.0
Eaton Corporation Public Limited Company	2.8
Boeing Company, The	2.5
United Parcel Service, Inc. - Class B	2.3
Lockheed Martin Corporation	2.2
Automatic Data Processing, Inc.	2.2
Total Net Assets	28.8

JNL/Mellon Industrials Sector Fund

Share Class I C000218211 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.26%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.26%
Net Assets	$ 7,004,804
Holdings Count | Holdings	219
Advisory Fees Paid, Amount	$ 5,110
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,004,804
Number of Investments:	219
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,110

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	17.6
Apple Inc.	16.1
NVIDIA Corporation	15.6
Broadcom Inc.	3.9
Advanced Micro Devices, Inc.	1.4
Adobe Inc.	1.4
Salesforce, Inc.	1.3
Oracle Corporation	1.2
Qualcomm Incorporated	1.2
Applied Materials, Inc.	1.1
Total Net Assets	60.8

JNL/Mellon Information Technology Sector Fund

Share Class I C000192051 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 161,699
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 176
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	161,699
Number of Investments:	64
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	176

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Linde Public Limited Company	18.1
The Sherwin-Williams Company	6.0
Freeport-McMoRan Inc.	6.0
Ecolab Inc.	5.2
Air Products and Chemicals, Inc.	4.9
CRH Public Limited Company	4.4
Newmont Corporation	4.1
Nucor Corporation	3.3
Corteva, Inc.	3.2
Dow Inc.	3.2
Total Net Assets	58.4

JNL/Mellon Materials Sector Fund

Share Class I C000218196 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 8,187,482
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 6,154
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,187,482
Number of Investments:	104
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,154

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	8.6
Apple Inc.	8.4
NVIDIA Corporation	7.9
Amazon.com, Inc.	5.2
Broadcom Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Alphabet Inc. - Class A	2.8
Alphabet Inc. - Class C	2.7
Costco Wholesale Corporation	2.5
Tesla Inc.	2.5
Total Net Assets	50.2

Industry Sector (%)
Long Investments
Information Technology	51.6
Communication Services	15.5
Consumer Discretionary	12.5
Health Care	6.1
Consumer Staples	6.0
Industrials	4.2
Materials	1.4
Utilities	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.0
Total Net Assets	100.4

JNL/Mellon Nasdaq 100 Index Fund

Share Class I C000192055 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 175,864
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 180
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,864
Number of Investments:	87
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	180

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
ProLogis Inc.	8.0
American Tower Corporation	7.0
Equinix, Inc.	5.6
Welltower Inc.	4.8
Digital Realty Trust, Inc.	3.8
Simon Property Group, Inc.	3.6
Realty Income Corporation	3.6
Public Storage Operating Company	3.5
Crown Castle Inc.	3.3
Extra Space Storage Inc.	2.5
Total Net Assets	45.7

JNL/Mellon Real Estate Sector Fund

Share Class I C000067968 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 14,735,683
Holdings Count | Holdings	508
Advisory Fees Paid, Amount	$ 7,031
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,735,683
Number of Investments:	508
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,031

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	7.2
NVIDIA Corporation	6.6
Apple Inc.	6.6
Amazon.com, Inc.	3.8
Repurchase Agreement with BNS, 5.67% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,673) acquired on 6/28/2024, due 10/1/2024 at $405,985	2.7
Meta Platforms, Inc. - Class A	2.4
Alphabet Inc. - Class A	2.3
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 6/28/2024, due 9/30/2024 at $304,520	2.0
Alphabet Inc. - Class C	1.9
Berkshire Hathaway Inc. - Class B	1.6
Total Net Assets	37.1

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Securities Lending Collateral	5.8
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Other Sectors	5.9
Total Net Assets	106.6

JNL/Mellon S&P 500 Index Fund

Share Class I C000192074 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 5,243,944
Holdings Count | Holdings	1,296
Advisory Fees Paid, Amount	$ 3,955
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,243,944
Number of Investments:	1,296
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,955

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	6.5
Apple Inc.	5.9
NVIDIA Corporation	5.7
Amazon.com, Inc.	3.6
Meta Platforms, Inc. - Class A	2.2
Alphabet Inc. - Class A	2.1
Alphabet Inc. - Class C	1.9
Eli Lilly and Company	1.5
Berkshire Hathaway Inc. - Class B	1.4
Broadcom Inc.	1.4
Total Net Assets	32.2

Industry Sector (%)
Long Investments
Information Technology	30.8
Financials	12.7
Health Care	11.6
Consumer Discretionary	10.3
Industrials	9.2
Communication Services	8.8
Consumer Staples	5.5
Energy	3.7
Materials	2.5
Real Estate	2.4
Other Sectors	3.0
Total Net Assets	100.5

JNL/Mellon U.S. Stock Market Index Fund

Share Class I C000124096 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 410,334
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 377
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	410,334
Number of Investments:	58
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	377

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NextEra Energy, Inc.	12.4
The Southern Company	7.2
Duke Energy Corporation	6.6
Constellation Energy Group, Inc.	5.4
Sempra	4.1
GE Vernova Inc.	4.0
American Electric Power Company, Inc.	3.9
Dominion Energy, Inc.	3.5
PG&E Corporation	3.2
Public Service Enterprise Group Incorporated	3.1
Total Net Assets	53.4

JNL/Mellon Utilities Sector Fund

Share Class I C000218194 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 440,097
Holdings Count | Holdings	1,404
Advisory Fees Paid, Amount	$ 399
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	440,097
Number of Investments:	1,404
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	399

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	5.0
Apple Inc.	4.6
NVIDIA Corporation	4.4
Amazon.com, Inc.	2.7
Meta Platforms, Inc. - Class A	1.7
Alphabet Inc. - Class A	1.6
Alphabet Inc. - Class C	1.5
Eli Lilly and Company	1.2
Berkshire Hathaway Inc. - Class B	1.1
Broadcom Inc.	1.1
Total Net Assets	24.9

Country (%)
Long Investments
United States of America	72.6
Japan	6.2
United Kingdom	3.8
Canada	2.9
France	2.6
Switzerland	2.4
Germany	2.1
Australia	1.9
Netherlands	1.3
Denmark	1.0
Other Countries	4.2
Total Net Assets	101.0
Short Investments
Multi-National	-0.1
Japan	-0.1
Canada	0.0
Australia	0.0
Total Net Assets	-0.2

JNL/Mellon World Index Fund

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	15.0
Health Care	11.6
Industrials	10.5
Consumer Discretionary	10.0
Communication Services	7.7
Consumer Staples	6.3
Energy	4.2
Materials	3.6
Utilities	2.4
Other Sectors	4.3
Total Net Assets	101.0
Short Investments
Derivative Instruments	-0.2
Total Net Assets	-0.2

Share Class I C000067963 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,913,968
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 5,313
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,913,968
Number of Investments:	145
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	5,313

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hartford Financial Services Group, Inc. , The	1.6
Diamondback Energy, Inc.	1.3
PG&E Corporation	1.3
Cencora, Inc.	1.3
Targa Resources Corp.	1.2
Raymond James Financial, Inc.	1.1
Universal Health Services, Inc. - Class B	1.1
LKQ Corporation	1.1
M&T Bank Corporation	1.0
Extra Space Storage Inc.	1.0
Total Net Assets	12.0

Industry Sector (%)
Long Investments
Financials	18.3
Industrials	18.3
Materials	10.1
Consumer Discretionary	9.5
Health Care	7.7
Utilities	7.6
Information Technology	7.4
Real Estate	7.0
Energy	6.4
Consumer Staples	6.0
Other Sectors	1.6
Total Net Assets	99.9

JNL/MFS Mid Cap Value Fund

Share Class I C000225796 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 14,051
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 14
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,051
Number of Investments:	57
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	14

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Blackstone Inc. - Class A	10.4
KKR & Co. Inc. - Class A	9.8
Partners Group Holding AG	5.5
3I Group PLC	4.5
The Carlyle Group, Inc.	4.0
Intermediate Capital Group PLC	3.8
Ares Management Corporation - Class A	3.7
EQT AB	3.1
Hamilton Lane Incorporated - Class A	2.9
T. Rowe Price Group, Inc.	2.9
Total Net Assets	50.6

Country (%)
Long Investments
United States of America	47.2
United Kingdom	18.2
Sweden	8.9
Switzerland	5.6
France	4.9
Japan	4.4
Belgium	3.8
Canada	3.2
Germany	1.5
Australia	0.6
Other Countries	1.4
Total Net Assets	99.7

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Industry Sector (%)
Long Investments
Financials	85.0
Industrials	5.2
Investment Companies	5.1
Real Estate	2.1
Communication Services	1.1
Health Care	0.8
Consumer Discretionary	0.3
Other Short Term Investments	0.1
Total Net Assets	99.7

Share Class I C000248332 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.46%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.46%
Net Assets	$ 125,571
Holdings Count | Holdings	117
Advisory Fees Paid, Amount	$ 43
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	125,571
Number of Investments:	117
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	43

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Hasbro, Inc.	1.5
Carnival Corporation	1.4
DuPont de Nemours, Inc.	1.4
Discover Financial Services	1.4
NiSource Inc.	1.4
Chart Industries, Inc.	1.4
Asbury Automotive Group, Inc.	1.4
Littelfuse, Inc.	1.4
HF Sinclair Corporation	1.4
Eastman Chemical Company	1.4
Total Net Assets	14.1

Industry Sector (%)
Long Investments
Consumer Discretionary	22.0
Industrials	15.9
Information Technology	11.8
Financials	10.8
Health Care	8.8
Materials	8.6
Communication Services	7.3
Utilities	7.0
Energy	3.5
Consumer Staples	2.0
Other Sectors	3.2
Total Net Assets	100.9

JNL/Morningstar SMID Moat Focus Index Fund

Share Class I C000192222 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 441,530
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 484
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	441,530
Number of Investments:	345
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	484

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
NVIDIA Corporation	11.0
Microsoft Corporation	10.4
Berkshire Hathaway Inc. - Class B	3.2
Visa Inc. - Class A	1.8
Costco Wholesale Corporation	1.6
Home Depot, Inc. , The	1.5
Merck & Co., Inc.	1.3
Netflix, Inc.	1.2
Advanced Micro Devices, Inc.	1.1
Adobe Inc.	1.1
Total Net Assets	34.2

Industry Sector (%)
Long Investments
Information Technology	33.3
Financials	14.4
Health Care	12.1
Consumer Discretionary	9.5
Industrials	8.7
Communication Services	5.4
Consumer Staples	4.8
Real Estate	4.1
Materials	2.9
Energy	2.4
Other Sectors	3.2
Total Net Assets	100.8

JNL/Morningstar U.S. Sustainability Index Fund

Share Class I C000202646 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,340,584
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 1,336
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,340,584
Number of Investments:	57
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,336

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Adobe Inc.	2.8
International Flavors & Fragrances Inc.	2.8
Campbell Soup Company	2.6
Altria Group, Inc.	2.6
Pfizer Inc.	2.5
RTX Corporation	2.5
Autodesk, Inc.	2.5
Corteva, Inc.	2.5
Gilead Sciences, Inc.	2.5
Comcast Corporation - Class A	2.4
Total Net Assets	25.7

Industry Sector (%)
Long Investments
Industrials	21.2
Health Care	20.1
Information Technology	18.5
Consumer Staples	14.9
Consumer Discretionary	7.9
Financials	6.1
Communication Services	5.4
Materials	5.3
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.6

JNL/Morningstar Wide Moat Index Fund

Share Class I C000218184 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 40,590
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 177
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	40,590
Number of Investments:	111
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	177

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	110.7
Corporate Bonds And Notes	55.9
Non-U.S. Government Agency Asset-Backed Securities	19.9
Other Short Term Investments	15.8
Total Net Assets	202.3

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	16.7
Brent Crude Open Futures Contract	10.3
Crude Oil, WTI Open Futures Contract	9.0
Treasury, United States Department of, 5.31%, 09/26/24	7.3
Soybean Open Futures Contract	7.3
Gasoline, RBOB Open Futures Contract	5.8
Copper Open Futures Contract	5.6
Soybean Meal Open Futures Contract	4.8
JNL Government Money Market Fund, 5.21% - Class I	4.8
Coffee C Open Futures Contract	4.7
Total Net Assets	76.3

JNL/Neuberger Berman Commodity Strategy Fund

Share Class I C000234522 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 59,487
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 158
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	59,487
Number of Investments:	58
Portfolio Turnover (%):	91
Total Advisory Fees Paid ($):	158

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Open Futures Contracts	97.6
Other Short Term Investments	65.3
Corporate Bonds And Notes	41.6
Investment Companies	2.9
Total Net Assets	207.4

Top 10 Holdings (%)
Gold, 100 Oz. Open Futures Contract	90.5
JNL Government Money Market Fund, 5.21% - Class I	22.7
Treasury, United States Department of, 5.32%, 08/01/24	19.2
Treasury, United States Department of, 5.32%, 08/27/24	19.2
Treasury, United States Department of, 5.28%, 07/16/24	4.2
iShares Bitcoin Trust	2.9
Palladium Open Futures Contract	2.4
Platinum Open Futures Contract	2.4
Silver Open Futures Contract	2.3
Goldman Sachs Group Inc, The, 5.70%, 11/01/24	2.2
Total Net Assets	168.0

JNL/Neuberger Berman Gold Plus Strategy Fund

Share Class I C000111250 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 685,734
Holdings Count | Holdings	1,194
Advisory Fees Paid, Amount	$ 1,677
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	685,734
Number of Investments:	1,194
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,677

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	58.8
Open Futures Contracts	41.0
Corporate Bonds And Notes	30.1
Non-U.S. Government Agency Asset-Backed Securities	23.1
Open Forward Foreign Currency Contracts	6.8
Interest Rate Swap Agreements	3.0
Total Return Swap Agreements	2.8
Other Short Term Investments	0.7
Senior Floating Rate Instruments	0.0
Total Net Assets	166.3
Short Investments
Open Futures Contracts	-10.2
Open Forward Foreign Currency Contracts	-1.5
Interest Rate Swap Agreements	-1.3
Total Net Assets	-13.0

Top 10 Holdings (%)
United States 10 Year Note Open Futures Contract	14.8
United States 5 Year Note Open Futures Contract	14.4
United States 2 Year Note Open Futures Contract	4.8
Federal National Mortgage Association, Inc., 5.50%, 07/15/54	3.3
iBoxx Liquid Investment Grade Index Total Return Swap Agreement	2.8
USD/EUR Open Forward Foreign Currency Contract	2.6
Federal National Mortgage Association, Inc., 2.50%, 07/15/54	2.5
3 Month SONIA Index Open Futures Contract	2.4
Government National Mortgage Association, 6.00%, 07/15/54	2.1
6M NIBOR Interest Rate Swap Agreement	2.0
Total Net Assets	51.7

JNL/Neuberger Berman Strategic Income Fund

Share Class I C000218221 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,312,515
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 4,417
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,312,515
Number of Investments:	69
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	4,417

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.9
AT&T Inc.	3.5
Berkshire Hathaway Inc. - Class B	3.5
Medtronic, Inc.	3.3
Cisco Systems, Inc.	2.8
L3Harris Technologies, Inc.	2.8
JNL Government Money Market Fund, 5.21% - Class I	2.7
Danaher Corporation	2.6
Sanofi	2.6
Becton, Dickinson and Company	2.4
Total Net Assets	31.1

Industry Sector (%)
Long Investments
Financials	28.3
Health Care	17.0
Industrials	10.8
Energy	9.5
Information Technology	7.9
Materials	6.4
Communication Services	6.3
Consumer Discretionary	4.1
Consumer Staples	3.9
Utilities	3.1
Other Sectors	3.6
Total Net Assets	100.9

JNL/Newton Equity Income Fund

Share Class I C000192063 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 1,508,828
Holdings Count | Holdings	1,118
Advisory Fees Paid, Amount	$ 3,639
Investment Company, Portfolio Turnover	312.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,508,828
Number of Investments:	1,118
Portfolio Turnover (%):	312
Total Advisory Fees Paid ($):	3,639

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Interest Rate Swap Agreements	97.1
Government And Agency Obligations	88.5
Non-U.S. Government Agency Asset-Backed Securities	43.4
Credit Default Swap Agreements	22.8
Open Forward Foreign Currency Contracts	19.5
Corporate Bonds And Notes	11.7
Open Futures Contracts	5.3
Senior Floating Rate Instruments	2.9
Other Short Term Investments	1.6
Inflation Indexed Swap Agreements	1.2
Other Asset Classes	1.1
Total Net Assets	295.1
Short Investments
Interest Rate Swap Agreements	-81.1
Open Forward Foreign Currency Contracts	-18.4
Open Futures Contracts	-13.1
Government And Agency Obligations	-0.5
Option Contracts	0.0
Total Net Assets	-113.1

Top 10 Holdings (%)
U.S. SOFR Interest Rate Swap Agreement	15.7
Federal National Mortgage Association, Inc., 6.50%, 08/15/54	11.5
Federal National Mortgage Association, Inc., 6.00%, 08/15/54	10.6
U.S. SOFR Interest Rate Swap Agreement	9.2
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	9.2
U.S. SOFR Interest Rate Swap Agreement	8.4
Sterling Overnight Index Average Rate Interest Rate Swap Agreement	7.5
Federal National Mortgage Association, Inc., 5.00%, 09/15/54	6.3
CMBX.NA.AAA.13 Credit Default Swap Agreement	5.3
USD/EUR Open Forward Foreign Currency Contract	4.7
Total Net Assets	88.4

JNL/PIMCO Income Fund

Share Class I C000218186 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 984,875
Holdings Count | Holdings	1,042
Advisory Fees Paid, Amount	$ 1,681
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	984,875
Number of Investments:	1,042
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	1,681

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.7
Government And Agency Obligations	28.9
Open Forward Foreign Currency Contracts	10.5
Interest Rate Swap Agreements	9.0
Non-U.S. Government Agency Asset-Backed Securities	7.4
Open Futures Contracts	7.4
Credit Default Swap Agreements	6.9
Senior Floating Rate Instruments	1.1
Short Term Investments	0.3
Preferred Stocks	0.2
Other Asset Classes	0.0
Total Net Assets	154.4
Short Investments
Open Forward Foreign Currency Contracts	-6.3
Interest Rate Swap Agreements	-5.0
Open Futures Contracts	-1.7
Option Contracts	0.0
Total Net Assets	-13.0

Top 10 Holdings (%)
Federal National Mortgage Association, Inc., 5.50%, 08/15/54	7.2
United States 5 Year Note Open Futures Contract	4.5
Treasury, United States Department of, 4.00%, 02/15/34	3.6
U.S. SOFR Interest Rate Swap Agreement	3.5
CDX.NA.IG.42 Credit Default Swap Agreement	2.2
Treasury, United States Department of, 4.63%, 04/30/29	2.1
USD/EUR Open Forward Foreign Currency Contract	2.0
6M EURIBOR Interest Rate Swap Agreement	1.9
USD/EUR Open Forward Foreign Currency Contract	1.8
Treasury, United States Department of, 3.38%, 08/15/42	1.8
Total Net Assets	30.6

JNL/PIMCO Investment Grade Credit Bond Fund

Country (%)
Long Investments
United States of America	121.2
United Kingdom	6.9
Canada	2.4
Brazil	2.3
Japan	2.1
Cayman Islands	2.1
Multi-National	2.0
Germany	1.9
Australia	1.7
Switzerland	1.5
Other Countries	10.3
Total Net Assets	154.4
Short Investments
United States of America	-4.2
Multi-National	-3.3
United Kingdom	-1.6
Canada	-1.4
Turkey	-0.6
Japan	-0.4
Mexico	-0.3
India	-0.3
Indonesia	-0.3
Australia	-0.2
Other Countries	-0.4
Total Net Assets	-13.0

Share Class I C000067998 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 1,303,720
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 2,576
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,303,720
Number of Investments:	421
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	2,576

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Government And Agency Obligations	111.4
Interest Rate Swap Agreements	22.8
Total Return Swap Agreements	21.9
Open Forward Foreign Currency Contracts	21.0
Open Futures Contracts	12.5
Non-U.S. Government Agency Asset-Backed Securities	10.3
Inflation Indexed Swap Agreements	8.4
Corporate Bonds And Notes	0.3
Preferred Stocks	0.0
Total Net Assets	208.6
Short Investments
Open Futures Contracts	-42.2
Interest Rate Swap Agreements	-39.9
Open Forward Foreign Currency Contracts	-8.6
Inflation Indexed Swap Agreements	-6.1
Option Contracts	-0.1
Total Net Assets	-96.9

Top 10 Holdings (%)
6M EURIBOR Interest Rate Swap Agreement	15.3
USD/EUR Open Forward Foreign Currency Contract	7.9
USD/EUR Open Forward Foreign Currency Contract	7.8
United States 10 Year Ultra Bond Open Futures Contract	7.5
Treasury, United States Department of, 0.63%, 07/15/32	7.4
Treasury, United States Department of, 0.50%, 01/15/28	6.4
Treasury, United States Department of Total Return Swap Agreement	5.1
Treasury, United States Department of Total Return Swap Agreement	4.7
Treasury, United States Department of, 0.38%, 07/15/27	4.5
Treasury, United States Department of, 0.13%, 07/15/30	4.0
Total Net Assets	70.6

JNL/PIMCO Real Return Fund

Share Class I C000192211 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Floating Rate Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Floating Rate Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,174,673
Holdings Count | Holdings	737
Advisory Fees Paid, Amount	$ 2,788
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,174,673
Number of Investments:	737
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,788

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Senior Floating Rate Instruments	93.7
Corporate Bonds And Notes	4.8
Other Short Term Investments	1.6
Non-U.S. Government Agency Asset-Backed Securities	0.2
Common Stocks	0.0
Total Net Assets	100.3

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.21% - Class I	1.6
Great Outdoors Group, LLC, 2021 Term Loan B1, 9.19%, 02/26/28	1.5
Caesars Entertainment Inc., Term Loan B, 8.10%, 01/25/30	1.0
TransDigm, Inc., 2024 Term Loan I, 8.06%, 08/24/28	0.9
Gainwell Acquisition Corp., Term Loan B, 9.41%, 08/17/27	0.8
MH Sub I, LLC, 2023 Term Loan, 9.58%, 04/13/28	0.7
Triton Water Holdings, Inc, Term Loan, 8.81%, 03/16/28	0.7
Fertitta Entertainment, LLC, 2022 Term Loan B, 9.08%, 01/13/29	0.6
Neptune Bidco US Inc, 2022 USD Term Loan B, 10.41%, 04/11/29	0.6
BCP Renaissance Parent LLC, 2024 Term Loan B, 8.60%, 10/31/28	0.6
Total Net Assets	9.0

JNL/PPM America Floating Rate Income Fund

Share Class I C000067978 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,337,335
Holdings Count | Holdings	312
Advisory Fees Paid, Amount	$ 2,335
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,337,335
Number of Investments:	312
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	2,335

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	86.9
Senior Floating Rate Instruments	8.6
Short Term Investments	5.7
Common Stocks	0.3
Non-U.S. Government Agency Asset-Backed Securities	0.2
Total Net Assets	101.7

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.2
JNL Government Money Market Fund, 5.21% - Class I	2.5
Carnival Corporation, 4.00%, 08/01/28	2.0
CCO Holdings, LLC, 5.38%, 06/01/29	1.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.0
MCE Finance Limited, 5.38%, 12/04/29	1.0
Bip-V Chinook, 5.50%, 06/15/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Organon & Co., 5.13%, 04/30/31	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.9
Total Net Assets	14.4

JNL/PPM America High Yield Bond Fund

Country (%)
Long Investments
United States of America	79.8
Canada	5.8
United Kingdom	2.9
France	1.9
Israel	1.8
Macau	1.3
Australia	1.1
Netherlands	1.0
Austria	1.0
Germany	0.8
Other Countries	4.3
Total Net Assets	101.7

Share Class I C000248334 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.52%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 29, 2024 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.52%
Net Assets	$ 235,472
Holdings Count | Holdings	408
Advisory Fees Paid, Amount	$ 151
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	235,472
Number of Investments:	408
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	151

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	94.6
Open Futures Contracts	2.6
Government And Agency Obligations	2.5
Non-U.S. Government Agency Asset-Backed Securities	2.0
Other Short Term Investments	0.1
Total Net Assets	101.8
Short Investments
Open Futures Contracts	-3.6
Credit Default Swap Agreements	-0.9
Total Net Assets	-4.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	1.6
AbbVie Inc., 4.80%, 03/15/29	1.2
JPMorgan Chase & Co., 5.04%, 01/23/28	1.2
Morgan Stanley, 5.16%, 04/20/29	1.1
Bank of America Corporation, 5.82%, 09/15/29	1.1
Bank of America Corporation, 5.47%, 01/23/35	0.9
United States Long Bond Open Futures Contract	0.9
JPMorgan Chase & Co., 2.07%, 06/01/29	0.9
KfW, 4.63%, 08/07/26	0.8
KfW, 5.00%, 03/16/26	0.8
Total Net Assets	10.5

JNL/PPM America Investment Grade Credit Fund

Country (%)
Long Investments
United States of America	75.6
United Kingdom	4.7
Multi-National	3.9
Germany	3.2
Switzerland	3.1
Spain	1.8
Mexico	1.5
Canada	1.3
France	1.2
Australia	1.1
Other Countries	4.4
Total Net Assets	101.8
Short Investments
United States of America	-4.5
Total Net Assets	-4.5

Share Class I C000192220 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 1,547,623
Holdings Count | Holdings	597
Advisory Fees Paid, Amount	$ 3,064
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,547,623
Number of Investments:	597
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,064

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	51.2
Government And Agency Obligations	34.4
Open Futures Contracts	21.5
Non-U.S. Government Agency Asset-Backed Securities	9.9
Senior Floating Rate Instruments	3.4
Short Term Investments	1.1
Total Net Assets	121.5
Short Investments
Open Futures Contracts	-5.4
Total Net Assets	-5.4

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	9.6
United States 5 Year Note Open Futures Contract	5.0
United States Ultra Bond Open Futures Contract	3.5
United States 10 Year Note Open Futures Contract	3.3
Treasury, United States Department of, 2.88%, 05/15/32	2.0
Treasury, United States Department of, 4.88%, 10/31/28	1.2
Treasury, United States Department of, 3.88%, 08/15/33	1.0
Treasury, United States Department of, 2.50%, 02/15/46	0.9
JNL Government Money Market Fund, 5.21% - Class I	0.9
Treasury, United States Department of, 3.00%, 02/15/48	0.8
Total Net Assets	28.2

JNL/PPM America Total Return Fund

Share Class I C000210335 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 404,584
Holdings Count | Holdings	848
Advisory Fees Paid, Amount	$ 373
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,584
Number of Investments:	848
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	373

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
S&P Midcap 400 Index Open Futures Contract	0.6
EMCOR Group, Inc.	0.4
Casey's General Stores, Inc.	0.4
Williams-Sonoma, Inc.	0.4
Jackson Financial Inc. - Class A	0.4
Chipotle Mexican Grill, Inc.	0.4
JNL Government Money Market Fund, 5.21% - Class I	0.4
Autodesk, Inc.	0.4
Coinbase Global, Inc. - Class A	0.3
Verisk Analytics, Inc.	0.3
Total Net Assets	4.0

Industry Sector (%)
Long Investments
Industrials	20.4
Financials	15.8
Consumer Discretionary	14.8
Information Technology	11.0
Real Estate	9.8
Health Care	7.5
Materials	6.3
Energy	4.4
Consumer Staples	3.8
Communication Services	3.4
Other Sectors	3.6
Total Net Assets	100.8

JNL/RAFI Fundamental U.S. Small Cap Fund

Share Class I C000210332 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 2,207,911
Holdings Count | Holdings	816
Advisory Fees Paid, Amount	$ 1,897
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,207,911
Number of Investments:	816
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	1,897

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Eli Lilly and Company	2.7
Meta Platforms, Inc. - Class A	2.1
Berkshire Hathaway Inc. - Class B	1.6
Walmart Inc.	1.6
Oracle Corporation	1.4
NVIDIA Corporation	1.4
Broadcom Inc.	1.4
Wells Fargo & Company	1.4
AbbVie Inc.	1.3
Merck & Co., Inc.	1.2
Total Net Assets	16.1

Industry Sector (%)
Long Investments
Information Technology	16.1
Financials	15.9
Health Care	14.8
Industrials	11.9
Consumer Staples	11.6
Consumer Discretionary	11.0
Communication Services	7.4
Energy	5.5
Materials	3.3
Real Estate	1.5
Other Sectors	1.3
Total Net Assets	100.3

JNL/RAFI Multi-Factor U.S. Equity Fund

Share Class I C000192215 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 528,449
Holdings Count | Holdings	1,453
Advisory Fees Paid, Amount	$ 1,323
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	528,449
Number of Investments:	1,453
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	1,323

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.3
Government And Agency Obligations	18.0
Corporate Bonds And Notes	12.0
Non-U.S. Government Agency Asset-Backed Securities	2.6
Other Short Term Investments	1.6
Open Futures Contracts	1.2
Senior Floating Rate Instruments	0.6
Preferred Stocks	0.3
Credit Default Swap Agreements	0.2
Investment Companies	0.0
Other Asset Classes	0.0
Total Net Assets	101.8
Short Investments
Open Forward Foreign Currency Contracts	0.0
Total Net Assets	0.0

Top 10 Holdings (%)
Microsoft Corporation	3.1
NVIDIA Corporation	2.8
Apple Inc.	2.3
Amazon.com, Inc.	1.8
Alphabet Inc. - Class C	1.3
Meta Platforms, Inc. - Class A	1.2
United States 5 Year Note Open Futures Contract	1.1
T. Rowe Price Government Reserve Fund, 5.31%	0.9
Eli Lilly and Company	0.8
UnitedHealth Group Incorporated	0.7
Total Net Assets	16.0

JNL/T. Rowe Price Balanced Fund

Country (%)
Long Investments
United States of America	77.7
Japan	3.7
United Kingdom	3.5
Canada	2.3
France	2.0
Germany	1.9
Switzerland	1.9
Netherlands	1.7
Australia	1.2
Taiwan	0.6
Other Countries	5.3
Total Net Assets	101.8
Short Investments
South Africa	0.0
Total Net Assets	0.0

Industry Sector (%)
Long Investments
Information Technology	15.8
Financials	14.1
Government Securities	9.8
Health Care	9.7
U.S. Government Agency MBS	8.2
Consumer Discretionary	7.4
Industrials	7.1
Communication Services	5.4
Energy	5.0
Consumer Staples	4.6
Other Sectors	14.7
Total Net Assets	101.8
Short Investments
Derivative Instruments	0.0
Total Net Assets	0.0

Share Class I C000218188 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,193,268
Holdings Count | Holdings	367
Advisory Fees Paid, Amount	$ 35,319
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,193,268
Number of Investments:	367
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	35,319

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	63.7
Government And Agency Obligations	10.9
Corporate Bonds And Notes	10.7
Senior Floating Rate Instruments	10.5
Other Short Term Investments	4.4
Preferred Stocks	0.1
Non-U.S. Government Agency Asset-Backed Securities	0.0
Investment Companies	0.0
Total Net Assets	100.3
Short Investments
Option Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.4
T. Rowe Price Government Reserve Fund, 5.31%	4.4
Treasury, United States Department of, 4.50%, 11/15/33	3.6
Treasury, United States Department of, 4.00%, 02/15/34	3.5
Alphabet Inc. - Class A	2.7
Amazon.com, Inc.	2.7
NVIDIA Corporation	2.6
UnitedHealth Group Incorporated	2.6
Danaher Corporation	2.1
Intuit Inc.	2.0
Total Net Assets	31.6

JNL/T. Rowe Price Capital Appreciation Fund

Industry Sector (%)
Long Investments
Information Technology	22.8
Health Care	16.3
Financials	12.8
Government Securities	10.9
Industrials	10.2
Consumer Discretionary	7.7
Utilities	5.3
Communication Services	5.1
Other Short Term Investments	4.4
Energy	2.3
Other Sectors	2.5
Total Net Assets	100.3
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Share Class I C000067987 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Established Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Established Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.53%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
Net Assets	$ 10,573,433
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 21,543
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	10,573,433
Number of Investments:	64
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	21,543

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Microsoft Corporation	13.2
NVIDIA Corporation	12.2
Apple Inc.	12.2
Amazon.com, Inc.	8.4
Alphabet Inc. - Class A	7.3
Meta Platforms, Inc. - Class A	5.0
Eli Lilly and Company	3.5
Visa Inc. - Class A	2.4
MasterCard Incorporated - Class A	2.0
Netflix, Inc.	1.7
Total Net Assets	67.9

Industry Sector (%)
Long Investments
Information Technology	52.0
Communication Services	15.3
Consumer Discretionary	12.9
Health Care	9.8
Financials	6.2
Industrials	2.3
Consumer Staples	0.7
Materials	0.5
Other Short Term Investments	0.0
Total Net Assets	99.7

JNL/T. Rowe Price Established Growth Fund

Share Class I C000067988 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 5,307,740
Holdings Count | Holdings	123
Advisory Fees Paid, Amount	$ 15,600
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,307,740
Number of Investments:	123
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	15,600

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
T. Rowe Price Government Reserve Fund, 5.31%	4.0
Marvell Technology, Inc.	2.8
Microchip Technology Incorporated	2.7
Hologic, Inc.	2.7
The Trade Desk, Inc. - Class A	2.4
Teleflex Incorporated	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron Inc.	1.9
Ball Corporation	1.7
Total Net Assets	24.1

Industry Sector (%)
Long Investments
Health Care	22.4
Information Technology	18.3
Industrials	15.5
Consumer Discretionary	12.1
Financials	7.2
Materials	5.6
Communication Services	5.6
Energy	5.1
Other Short Term Investments	4.1
Consumer Staples	3.9
Other Sectors	0.4
Total Net Assets	100.2

JNL/T. Rowe Price Mid-Cap Growth Fund

Share Class I C000067996 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,140,232
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 1,812
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,140,232
Number of Investments:	796
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,812

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	43.7
Open Futures Contracts	36.2
Non-U.S. Government Agency Asset-Backed Securities	27.5
Government And Agency Obligations	26.6
Other Short Term Investments	1.5
Credit Default Swap Agreements	1.0
Total Net Assets	136.5
Short Investments
Open Futures Contracts	-5.5
Total Net Assets	-5.5

Top 10 Holdings (%)
United States 2 Year Note Open Futures Contract	31.4
Treasury, United States Department of, 4.63%, 06/30/26	5.0
Treasury, United States Department of, 4.88%, 05/31/26	4.8
3 Month SOFR Index Open Futures Contract	4.8
Treasury, United States Department of, 4.88%, 04/30/26	4.6
Treasury, United States Department of, 4.50%, 03/31/26	4.6
Treasury, United States Department of, 2.38%, 10/15/28	1.0
CDX.NA.IG.42 Credit Default Swap Agreement	1.0
Bank of Montreal, 3.70%, 06/07/25	0.7
Federal National Mortgage Association, Inc., 6.00%, 08/01/53	0.6
Total Net Assets	58.5

JNL/T. Rowe Price Short-Term Bond Fund

Country (%)
Long Investments
United States of America	114.9
Cayman Islands	4.1
Canada	3.0
United Kingdom	2.6
Germany	1.5
South Korea	1.5
France	1.0
Ireland	1.0
Australia	0.9
Netherlands	0.8
Other Countries	5.2
Total Net Assets	136.5
Short Investments
United States of America	-5.5
Total Net Assets	-5.5

Share Class I C000192218 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price U.S. High Yield Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 516,357
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 1,115
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,357
Number of Investments:	108
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	1,115

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	82.8
Senior Floating Rate Instruments	13.2
Other Short Term Investments	6.2
Preferred Stocks	0.8
Common Stocks	0.0
Total Net Assets	103.0

Top 10 Holdings (%)
JNL Government Money Market Fund, 5.31% - Class SL	3.8
T. Rowe Price Government Reserve Fund, 5.31%	2.5
Osaic Holdings, Inc., 10.75%, 08/01/27	2.3
Vistra Corp., 8.00% (callable at 100, 10/15/26)	2.0
Aretec Escrow Issuer 2 Inc, 10.00%, 08/15/30	1.9
Sigma Holdco B.V., 7.88%, 05/15/26	1.9
Enbridge Inc., 8.25%, 01/15/84	1.7
Heartland Dental, LLC, 10.50%, 04/30/28	1.7
Community Health Systems, Inc., 8.00%, 12/15/27	1.5
Civitas Resources, Inc., 8.75%, 07/01/31	1.5
Total Net Assets	20.8

JNL/T. Rowe Price U.S. High Yield Fund

Share Class I C000067989 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 4,611,077
Holdings Count | Holdings	121
Advisory Fees Paid, Amount	$ 10,746
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,611,077
Number of Investments:	121
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	10,746

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Berkshire Hathaway Inc. - Class B	3.5
JPMorgan Chase & Co.	3.1
Elevance Health, Inc.	2.9
Kenvue Inc.	2.4
Johnson & Johnson	2.3
Bank of America Corporation	2.2
UnitedHealth Group Incorporated	2.1
Fiserv, Inc.	1.9
ConocoPhillips	1.8
The Charles Schwab Corporation	1.7
Total Net Assets	23.9

Industry Sector (%)
Long Investments
Financials	22.6
Health Care	17.1
Industrials	16.3
Energy	10.0
Consumer Staples	9.6
Information Technology	8.5
Materials	4.7
Consumer Discretionary	4.4
Utilities	2.4
Real Estate	2.3
Other Sectors	2.0
Total Net Assets	99.9

JNL/T. Rowe Price Value Fund

Share Class I C000234524 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WCM China Quality Growth Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 5,444
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 24
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,444
Number of Investments:	32
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	24

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Tencent Holdings Limited	11.2
Prosus N.V.	5.7
Shenzhou International Group Holdings Limited	5.1
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2
Kweichow Moutai Co., Ltd. - Class A	4.1
Warom Technology Incorporated Company - Class A	3.8
Qingdao Haier Biomedical Co Ltd - Class A	3.4
MediaTek Inc.	3.2
AIA Group Limited	3.2
NARI Technology Co., Ltd. - Class A	3.2
Total Net Assets	47.1

Country (%)
Long Investments
China	74.4
Hong Kong	8.2
Taiwan	8.1
Netherlands	5.7
United States of America	3.2
Total Net Assets	99.6

Industry Sector (%)
Long Investments
Consumer Discretionary	30.4
Industrials	20.7
Communication Services	16.1
Materials	7.8
Health Care	6.4
Financials	5.6
Information Technology	5.3
Consumer Staples	4.1
Other Short Term Investments	3.2
Total Net Assets	99.6

JNL/WCM China Quality Growth Fund

Share Class I C000218190 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 1,703,463
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 5,480
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,703,463
Number of Investments:	36
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	5,480

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Novo Nordisk A/S - Class B	7.1
Icon Public Limited Company	4.5
Ferrari N.V.	4.2
ASM International N.V.	4.1
Taiwan Semiconductor Manufacturing Company Limited	4.1
Canadian Pacific Kansas City Limited	4.0
AstraZeneca PLC	3.8
Safran	3.8
ASML Holding N.V.	3.6
BAE Systems PLC	3.5
Total Net Assets	42.7

Country (%)
Long Investments
United States of America	17.5
United Kingdom	13.7
France	10.3
Netherlands	10.1
Denmark	7.1
Canada	6.5
Ireland	4.5
Italy	4.3
Taiwan	4.1
Australia	2.9
Other Countries	19.3
Total Net Assets	100.3

JNL/WCM Focused International Equity Fund

Industry Sector (%)
Long Investments
Industrials	21.6
Health Care	17.7
Financials	17.4
Information Technology	13.6
Consumer Discretionary	13.3
Energy	6.0
Communication Services	4.8
Consumer Staples	2.1
Materials	2.0
Other Short Term Investments	1.8
Total Net Assets	100.3

Share Class I C000153493 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Net Assets	$ 55,781
Holdings Count | Holdings	416
Advisory Fees Paid, Amount	$ 341
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,781
Number of Investments:	416
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	341

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Total Return Swap Agreements	61.1
Common Stocks	34.0
Corporate Bonds And Notes	31.3
Open Forward Foreign Currency Contracts	12.8
Investment Companies	4.4
Other Short Term Investments	4.1
Other Equity Interests	3.7
Preferred Stocks	2.1
Senior Floating Rate Instruments	1.9
Rights	0.6
Other Asset Classes	1.0
Total Net Assets	157.0
Short Investments
Total Return Swap Agreements	-28.0
Government And Agency Obligations	-1.0
Option Contracts	-0.7
Common Stocks	-0.7
Open Forward Foreign Currency Contracts	-0.3
Total Net Assets	-30.7

Top 10 Holdings (%)
Hess Corporation Total Return Swap Agreement	10.2
WestRock Company Total Return Swap Agreement	4.3
Endeavor Group Holdings, Inc. Total Return Swap Agreement	4.3
JNL Government Money Market Fund, 5.21% - Class I	4.1
United States Steel Corporation Total Return Swap Agreement	3.9
Calumet Specialty Products Partners, L.P., 11.00%, 04/15/25	3.8
Altaba Inc.	3.7
Amedisys, Inc. Total Return Swap Agreement	3.4
Axonics, Inc. Total Return Swap Agreement	3.1
Altium Limited Total Return Swap Agreement	2.6
Total Net Assets	43.4

JNL/Westchester Capital Event Driven Fund

Industry Sector (%)
Long Investments
Derivative Instruments	74.2
Energy	15.6
Communication Services	9.3
Consumer Discretionary	9.0
Financials	7.5
Industrials	7.3
Health Care	5.5
Investment Companies	4.4
Information Technology	4.4
Materials	4.1
Other Sectors	15.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	-29.0
Government Securities	-1.0
Information Technology	-0.3
Energy	-0.2
Financials	-0.1
Communication Services	-0.1
Industrials	0.0
Total Net Assets	-30.7

Share Class I C000106862 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/Western Asset Global Multi-Sector Bond Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Western Asset Global Multi-Sector Bond Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 362,528
Holdings Count | Holdings	259
Advisory Fees Paid, Amount	$ 927
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	362,528
Number of Investments:	259
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	927

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.7
Government And Agency Obligations	33.3
Open Futures Contracts	27.0
Open Forward Foreign Currency Contracts	24.5
Other Short Term Investments	5.0
Non-U.S. Government Agency Asset-Backed Securities	4.8
Senior Floating Rate Instruments	4.4
Total Net Assets	151.7
Short Investments
Open Forward Foreign Currency Contracts	-7.1
Open Futures Contracts	-5.6
Total Net Assets	-12.7

Top 10 Holdings (%)
United States 5 Year Note Open Futures Contract	15.6
USD/EUR Open Forward Foreign Currency Contract	10.5
Euro Bund Open Futures Contract	8.8
USD/GBP Open Forward Foreign Currency Contract	7.4
JNL Government Money Market Fund, 5.21% - Class I	4.5
Gobierno Federal de los Estados Unidos Mexicanos, 7.50%, 06/03/27	3.3
Treasury, United States Department of, 2.00%, 11/15/26	3.0
Long Gilt Open Futures Contract	2.6
Treasury, United States Department of, 1.63%, 02/15/26	2.2
Treasury, United States Department of, 2.88%, 05/15/32	2.1
Total Net Assets	60.0

JNL/Western Asset Global Multi-Sector Bond Fund

Country (%)
Long Investments
United States of America	99.1
Germany	10.4
United Kingdom	8.0
Mexico	4.8
France	3.6
Netherlands	2.8
South Africa	2.7
Argentina	2.3
Multi-National	2.1
Brazil	2.0
Other Countries	13.9
Total Net Assets	151.7
Short Investments
United States of America	-5.6
Japan	-3.1
United Kingdom	-1.6
Australia	-1.1
Multi-National	-0.6
South Africa	-0.5
Turkey	-0.2
Total Net Assets	-12.7

Share Class I C000067964 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/William Blair International Leaders Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,132,182
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 2,487
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,132,182
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	2,487

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Taiwan Semiconductor Manufacturing Company Limited	4.8
ASML Holding N.V.	4.0
Novo Nordisk A/S - Class B	3.7
Tokyo Electron Limited	2.5
JNL Government Money Market Fund, 5.21% - Class I	2.4
MediaTek Inc.	2.4
Reliance Industries Limited	2.4
Icon Public Limited Company	2.3
Atlas Copco Aktiebolag - Class A	2.3
London Stock Exchange Group PLC	2.1
Total Net Assets	28.9

Country (%)
Long Investments
Japan	14.9
France	12.5
United Kingdom	12.3
Taiwan	7.2
Canada	6.5
India	5.3
Netherlands	5.0
Switzerland	5.0
Denmark	4.8
United States of America	3.7
Other Countries	22.6
Total Net Assets	99.8

JNL/William Blair International Leaders Fund

Industry Sector (%)
Long Investments
Information Technology	28.6
Industrials	19.5
Consumer Discretionary	14.7
Health Care	13.5
Financials	11.6
Materials	3.5
Energy	3.5
Consumer Staples	2.5
Other Short Term Investments	2.4
Securities Lending Collateral	0.0
Total Net Assets	99.8

Share Class I C000067982 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 9,193,900
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 14,267
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,193,900
Number of Investments:	608
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,267

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Asset Class (%)
Long Investments
Common Stocks	65.7
Government And Agency Obligations	24.5
Corporate Bonds And Notes	7.8
Non-U.S. Government Agency Asset-Backed Securities	1.4
Short Term Investments	1.2
Total Net Assets	100.6
Short Investments
Open Futures Contracts	-0.3
Total Net Assets	-0.3

Top 10 Holdings (%)
Microsoft Corporation	5.3
Apple Inc.	4.5
NVIDIA Corporation	3.7
Alphabet Inc. - Class A	3.4
Amazon.com, Inc.	3.2
UnitedHealth Group Incorporated	1.8
JPMorgan Chase & Co.	1.6
Broadcom Inc.	1.6
Meta Platforms, Inc. - Class A	1.6
Wells Fargo & Company	1.4
Total Net Assets	28.1

JNL/WMC Balanced Fund

Industry Sector (%)
Long Investments
Information Technology	23.0
Government Securities	14.4
Financials	11.7
U.S. Government Agency MBS	10.1
Health Care	8.2
Consumer Discretionary	7.3
Communication Services	6.0
Industrials	5.2
Consumer Staples	3.6
Energy	3.2
Other Sectors	7.9
Total Net Assets	100.6
Short Investments
Derivative Instruments	-0.3
Total Net Assets	-0.3

Share Class I C000192065 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,089,942
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 2,440
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,089,942
Number of Investments:	74
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	2,440

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.5
Merck & Co., Inc.	3.0
Johnson & Johnson	3.0
EOG Resources, Inc.	2.9
Broadcom Inc.	2.7
Pfizer Inc.	2.5
ConocoPhillips	2.5
Cisco Systems, Inc.	2.2
Philip Morris International Inc.	2.0
Gilead Sciences, Inc.	1.8
Total Net Assets	27.1

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.4
Energy	11.2
Industrials	10.8
Consumer Staples	10.4
Information Technology	10.3
Utilities	7.8
Consumer Discretionary	4.2
Materials	4.1
Real Estate	3.4
Other Sectors	2.2
Total Net Assets	100.1

JNL/WMC Equity Income Fund

Share Class I C000067973 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Global Real Estate Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 622,712
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 1,824
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	622,712
Number of Investments:	63
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	1,824

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Equinix, Inc.	5.6
ProLogis Inc.	5.2
Welltower Inc.	5.1
AvalonBay Communities, Inc.	4.7
Mitsui Fudosan Co., Ltd.	3.9
Simon Property Group, Inc.	3.6
Essex Property Trust, Inc.	3.2
Klepierre	2.7
Extra Space Storage Inc.	2.4
American Homes 4 Rent - Class A	2.3
Total Net Assets	38.7

Country (%)
Long Investments
United States of America	66.1
Japan	10.5
United Kingdom	6.1
Australia	4.0
France	3.1
Hong Kong	2.1
Germany	1.9
Sweden	1.8
Czech Republic	1.5
Singapore	1.4
Other Countries	3.2
Total Net Assets	101.7

JNL/WMC Global Real Estate Fund

Share Class I C000067985 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Government Money Market Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,774,020
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,191
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,774,020
Number of Investments:	44
Total Advisory Fees Paid ($):	2,191

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with DUB, 5.34%, 07/01/24	7.8
Repurchase Agreement with JPM, 5.32%, 07/01/24	6.6
Repurchase Agreement with RBC, 5.32%, 07/01/24	5.2
Repurchase Agreement with GSC, 5.32%, 07/01/24	5.2
Treasury, United States Department of, 5.30%, 10/08/24	5.0
Treasury, United States Department of, 5.29%, 10/22/24	4.1
Treasury, United States Department of, 5.24%, 10/17/24	4.0
Treasury, United States Department of, 5.31%, 10/01/24	4.0
Treasury, United States Department of, 5.23%, 12/05/24	4.0
Repurchase Agreement with NAT, 5.32%, 07/01/24	3.6
Total Net Assets	49.5

JNL/WMC Government Money Market Fund

Share Class I C000067986 [Member}
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 1,222,631
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 2,452
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,222,631
Number of Investments:	70
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,452

Holdings [Text Block]

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
JPMorgan Chase & Co.	4.0
UnitedHealth Group Incorporated	3.6
Johnson & Johnson	2.8
Cisco Systems, Inc.	2.4
Elevance Health, Inc.	2.2
Pfizer Inc.	2.2
M&T Bank Corporation	1.9
Corning Incorporated	1.9
MetLife, Inc.	1.8
American International Group, Inc.	1.8
Total Net Assets	24.6

Industry Sector (%)
Long Investments
Financials	20.9
Health Care	19.4
Industrials	12.2
Information Technology	10.8
Energy	8.8
Consumer Discretionary	7.2
Consumer Staples	6.9
Real Estate	4.9
Communication Services	3.8
Utilities	3.0
Other Sectors	1.9
Total Net Assets	99.8

JNL/WMC Value Fund